UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3114

Fidelity Select Portfolios
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Select Air Transportation Portfolio

November 30, 2005

AIR-QTLY-0106

1.810665.101

Investments November 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
AEROSPACE & DEFENSE - 36.9%
Aerospace & Defense - 36.9%
Alliant Techsystems, Inc. (a)	2,300	$174,524
BE Aerospace, Inc. (a)	7,900	138,408
Bombardier, Inc. Class B (sub. vtg.)	888,300	1,835,315
General Dynamics Corp.	9,900	1,131,570
Goodrich Corp.	72,500	2,792,700
Hexcel Corp. (a)	34,600	575,398
Honeywell International, Inc.	21,000	767,340
L-3 Communications Holdings, Inc.	6,000	447,000
Lockheed Martin Corp.	22,000	1,333,200
Orbital Sciences Corp. (a)	60,200	726,012
Precision Castparts Corp.	59,900	3,054,301
Raytheon Co.	10,800	414,936
Rockwell Collins, Inc.	85,200	3,893,640
The Boeing Co.	50,900	3,470,871
United Technologies Corp.	59,200	3,187,328
		23,942,543
AIR FREIGHT & LOGISTICS - 22.9%
Air Freight & Logistics - 22.9%
C.H. Robinson Worldwide, Inc.	23,400	946,530
Dynamex, Inc. (a)	100	1,851
EGL, Inc. (a)	40,963	1,521,366
Expeditors International of Washington, Inc.	67,000	4,757,669
FedEx Corp.	36,100	3,524,082
Forward Air Corp.	41,000	1,576,450
Hub Group, Inc. Class A (a)	10,400	421,720
United Parcel Service, Inc. Class B	10,900	849,110
UTI Worldwide, Inc.	13,000	1,264,770
		14,863,548
AIRLINES - 21.8%
Airlines - 21.8%
AirTran Holdings, Inc. (a)	152,400	2,289,048
Alaska Air Group, Inc. (a)	15,200	535,496
AMR Corp. (a)	47,800	807,342
British Airways PLC ADR (a)	20,700	1,118,835
Continental Airlines, Inc. Class B (a)	16,800	261,576
Delta Air Lines, Inc. (a)	76,800	42,240
ExpressJet Holdings, Inc. Class A (a)	10,900	95,048
Frontier Airlines, Inc. (a)	20,200	164,832
JetBlue Airways Corp. (a)	82,479	1,520,913
Mesa Air Group, Inc. (a)	18,000	185,040
Northwest Airlines Corp. (a)	49,300	23,023
Pinnacle Airlines Corp. (a)	18,700	129,965
Republic Airways Holdings, Inc. (a)	17,600	255,728

	Shares	Value
Ryanair Holdings PLC sponsored ADR (a)	35,400	$1,763,628
SkyWest, Inc.	16,700	495,990
Southwest Airlines Co.	199,225	3,287,213
US Airways Group, Inc. (a)	16,266	546,375
WestJet Airlines Ltd. (a)	55,050	585,212
		14,107,504
CAPITAL MARKETS - 0.3%
Diversified Capital Markets - 0.3%
VSMPO-AVISMA Corp. warrants (UBS Warrant Programme) 10/28/06 (a)	1,180	184,670
COMMERCIAL SERVICES & SUPPLIES - 3.5%
Diversified Commercial & Professional Services - 3.5%
The Brink's Co.	49,800	2,298,768
COMMUNICATIONS EQUIPMENT - 2.3%
Communications Equipment - 2.3%
Harris Corp.	33,100	1,475,598
ENERGY EQUIPMENT & SERVICES - 1.1%
Oil & Gas Equipment & Services - 1.1%
Hornbeck Offshore Services, Inc. (a)	21,200	694,512
METALS & MINING - 5.0%
Diversified Metals & Mining - 4.3%
RTI International Metals, Inc. (a)	25,800	962,340
Titanium Metals Corp. (a)	29,000	1,831,350
		2,793,690
Steel - 0.7%
Allegheny Technologies, Inc.	14,200	468,316
TOTAL METALS & MINING		3,262,006
OIL, GAS & CONSUMABLE FUELS - 0.9%
Integrated Oil & Gas - 0.9%
Amerada Hess Corp.	2,400	294,048
Occidental Petroleum Corp.	4,000	317,200
		611,248
Oil & Gas Storage & Transport - 0.0%
Ship Finance International Ltd. (NY Shares)	18	329
TOTAL OIL, GAS & CONSUMABLE FUELS		611,577
TOTAL COMMON STOCKS (Cost $49,960,588)		61,440,726
Money Market Funds - 13.6%

Fidelity Cash Central Fund, 4.08% (b)	3,383,325	3,383,325
Fidelity Securities Lending Cash Central Fund, 4.09% (b)(c)	5,461,350	5,461,350
TOTAL MONEY MARKET FUNDS (Cost $8,844,675)		8,844,675
Cash Equivalents - 0.1%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 3.97%, dated 11/30/05 due 12/1/05) (Cost $40,000)	$40,004	$40,000
TOTAL INVESTMENT PORTFOLIO - 108.4% (Cost $58,845,263)	70,325,401
NET OTHER ASSETS - (8.4)%	(5,451,400)
NET ASSETS - 100%	$64,874,001
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
Affiliated Central Funds
Information regarding income received by the fund from the affiliated Central funds during the period is as follows:
Fund	Income Received
Fidelity Cash Central Fund	$43,843
Fidelity Securities Lending Cash Central Fund	69,457
Total	$113,300
Income Tax Information

At November 30, 2005, the aggregate cost of investment securities for income tax purposes was $58,874,885. Net unrealized appreciation aggregated $11,450,516, of which $13,689,082 related to appreciated investment securities and $2,238,566 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Automotive Portfolio

November 30, 2005

AUT-QTLY-0106

1.810666.101

Investments November 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
AIR FREIGHT & LOGISTICS - 0.4%
Air Freight & Logistics - 0.4%
Park-Ohio Holdings Corp. (a)	3,300	$51,975
AUTO COMPONENTS - 37.4%
Auto Parts & Equipment - 35.2%
American Axle & Manufacturing Holdings, Inc.	13,996	297,555
Amerigon, Inc. (a)	123,200	688,688
Autoliv, Inc.	1,200	52,512
Bharat Forge Ltd.	23,194	181,296
BorgWarner, Inc.	13,100	786,000
Gentex Corp.	28,100	529,123
Johnson Controls, Inc.	19,890	1,381,359
Lear Corp.	16,600	462,144
LKQ Corp. (a)	1,200	39,108
Midas, Inc. (a)	1,400	26,432
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	7,500	19,125
Tenneco, Inc. (a)	3,100	53,847
TRW Automotive Holdings Corp. (a)	12,400	312,480
Visteon Corp. (a)	21,700	146,692
		4,976,361
Tires & Rubber - 2.2%
Continental AG	1,900	161,065
Goodyear Tire & Rubber Co. (a)	6,500	111,345
Nokian Tyres Ltd.	2,740	35,692
		308,102
TOTAL AUTO COMPONENTS		5,284,463
AUTOMOBILES - 29.3%
Automobile Manufacturers - 28.4%
DaimlerChrysler AG	11,400	573,306
Ford Motor Co.	900	7,317
General Motors Corp.	200	4,380
Honda Motor Co. Ltd. sponsored ADR	28,100	785,676
Hyundai Motor Co.	7,010	578,367
Maruti Udyog Ltd.	12,516	167,298
Monaco Coach Corp.	1,100	16,313
Nissan Motor Co. Ltd. sponsored ADR	36,400	746,564
Toyota Motor Corp.	22,700	1,098,113
Winnebago Industries, Inc.	1,000	33,610
		4,010,944
Motorcycle Manufacturers - 0.9%
Bajaj Auto Ltd.	2,024	88,650
Harley-Davidson, Inc.	700	37,702
		126,352
TOTAL AUTOMOBILES		4,137,296

	Shares	Value
BUILDING PRODUCTS - 0.6%
Building Products - 0.6%
Quixote Corp.	4,100	$87,125
COMMERCIAL SERVICES & SUPPLIES - 0.8%
Diversified Commercial & Professional Services - 0.8%
Adesa, Inc.	2,100	50,043
Copart, Inc. (a)	2,300	57,914
		107,957
COMMUNICATIONS EQUIPMENT - 0.3%
Communications Equipment - 0.3%
Ituran Location & Control Ltd.	2,800	40,712
DISTRIBUTORS - 2.3%
Distributors - 2.3%
Genuine Parts Co.	7,500	332,325
DIVERSIFIED CONSUMER SERVICES - 0.5%
Education Services - 0.5%
Universal Technical Institute, Inc. (a)	2,200	66,836
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.4%
Electronic Equipment & Instruments - 0.4%
Iteris, Inc. (a)	26,200	62,880
HOUSEHOLD DURABLES - 5.9%
Consumer Electronics - 5.4%
Garmin Ltd.	2,400	132,240
Harman International Industries, Inc.	6,400	624,000
		756,240
Household Appliances - 0.5%
Snap-On, Inc.	1,900	71,003
TOTAL HOUSEHOLD DURABLES		827,243
LEISURE EQUIPMENT & PRODUCTS - 6.7%
Leisure Products - 6.7%
Brunswick Corp.	11,700	459,693
MarineMax, Inc. (a)	17,100	449,046
Polaris Industries, Inc.	700	34,608
		943,347
MACHINERY - 4.1%
Construction & Farm Machinery & Heavy Trucks - 3.8%
Cummins, Inc.	1,400	124,600
Oshkosh Truck Co.	4,800	215,664
PACCAR, Inc.	2,225	159,889
Tata Motors Ltd. sponsored ADR	2,800	33,432
		533,585
Industrial Machinery - 0.3%
Eaton Corp.	700	44,604
TOTAL MACHINERY		578,189
Common Stocks - continued
	Shares	Value
MEDIA - 1.7%
Broadcasting & Cable TV - 1.7%
XM Satellite Radio Holdings, Inc. Class A (a)	8,400	$245,784
SOFTWARE - 3.7%
Application Software - 3.7%
JAMDAT Mobile, Inc. (a)	5,500	125,785
NAVTEQ Corp. (a)	9,400	394,800
		520,585
SPECIALTY RETAIL - 4.8%
Automotive Retail - 4.8%
Advance Auto Parts, Inc. (a)	3,100	131,254
Asbury Automotive Group, Inc. (a)	3,600	60,300
AutoNation, Inc. (a)	9,000	186,480
AutoZone, Inc. (a)	1,100	97,966
Group 1 Automotive, Inc. (a)	400	12,348
Lithia Motors, Inc. Class A (sub. vtg.)	500	14,275
Monro Muffler Brake, Inc.	1,200	37,032
O'Reilly Automotive, Inc. (a)	700	21,308
Sonic Automotive, Inc. Class A (sub. vtg.)	2,745	57,096
United Auto Group, Inc.	1,900	67,678
		685,737
TOTAL COMMON STOCKS (Cost $14,124,058)		13,972,454
Nonconvertible Preferred Stocks - 0.2%
AUTOMOBILES - 0.2%
Automobile Manufacturers - 0.2%
Porsche AG (non-vtg.) (Cost $24,233)	32	23,840
Money Market Funds - 14.2%
Fidelity Cash Central Fund, 4.08% (b)	151,103	151,103
Fidelity Securities Lending Cash Central Fund, 4.09% (b)(c)	1,857,370	1,857,370
TOTAL MONEY MARKET FUNDS (Cost $2,008,473)		2,008,473
TOTAL INVESTMENT PORTFOLIO - 113.3% (Cost $16,156,764)	16,004,767
NET OTHER ASSETS - (13.3)%	(1,873,666)
NET ASSETS - 100%	$14,131,101
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
Affiliated Central Funds
Information regarding income received by the fund from the affiliated Central funds during the period is as follows:
Fund	Income Received
Fidelity Cash Central Fund	$11,123
Fidelity Securities Lending Cash Central Fund	5,292
Total	$16,415
Income Tax Information

At November 30, 2005, the aggregate cost of investment securities for income tax purposes was $16,230,847. Net unrealized depreciation aggregated $226,080, of which $825,608 related to appreciated investment securities and $1,051,688 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Banking Portfolio

November 30, 2005

BAN-QTLY-0106

1.810667.101

Investments November 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.0%
	Shares	Value
CAPITAL MARKETS - 10.6%
Asset Management & Custody Banks - 9.1%
Bank of New York Co., Inc.	438,696	$14,213,750
Investors Financial Services Corp.	26,900	1,015,475
Mellon Financial Corp.	322,400	10,845,536
Northern Trust Corp.	167,500	8,825,575
State Street Corp.	16,500	951,885
		35,852,221
Investment Banking & Brokerage - 1.5%
Ameritrade Holding Corp. (a)	89,100	2,081,376
Merrill Lynch & Co., Inc.	56,600	3,759,372
		5,840,748
TOTAL CAPITAL MARKETS		41,692,969
COMMERCIAL BANKS - 66.4%
Diversified Banks - 21.4%
Bank of America Corp.	428,904	19,682,405
Comerica, Inc.	126,000	7,266,420
Finansbank AS	766,440	3,107,571
HSBC Holdings PLC sponsored ADR	11,900	951,286
U.S. Bancorp, Delaware	306,500	9,280,820
Wachovia Corp.	441,092	23,554,311
Wells Fargo & Co.	325,200	20,438,820
		84,281,633
Regional Banks - 45.0%
Amegy Bancorp, Inc.	55,000	1,313,400
AmSouth Bancorp.	39,100	1,039,669
Associated Banc-Corp.	73,520	2,409,986
Bank of Hawaii Corp.	37,600	1,940,536
BB&T Corp.	191,742	8,158,622
BOK Financial Corp.	62,000	2,949,340
Center Financial Corp., California	80,700	2,025,570
City National Corp.	34,200	2,497,626
Commerce Bancorp, Inc., New Jersey	31,522	1,061,976
Commerce Bancshares, Inc.	34,968	1,809,594
Compass Bancshares, Inc.	67,200	3,256,512
East West Bancorp, Inc.	40,100	1,517,384
Fifth Third Bancorp	228,580	9,204,917
First Bancorp, Puerto Rico	58,600	709,060
FirstMerit Corp.	67,400	1,796,884
Fulton Financial Corp.	71,415	1,241,193
Higashi-Nippon Bank Ltd.	322,000	1,666,096
Hiroshima Bank Ltd.	294,000	1,786,205
Hudson United Bancorp	42,600	1,793,460
Huntington Bancshares, Inc.	197,570	4,733,777
KeyCorp	290,500	9,632,980
Kyushu-Shinwa Holdings, Inc. (a)	676,000	1,918,131
M&T Bank Corp.	86,200	9,328,564
Marshall & Ilsley Corp.	132,900	5,712,042
Mercantile Bankshares Corp.	81,700	4,853,797

	Shares	Value
Nara Bancorp, Inc.	180,400	$3,377,088
National City Corp.	141,889	4,811,456
Nishi-Nippon City Bank Ltd.	315,000	1,874,358
North Fork Bancorp, Inc., New York	281,578	7,602,606
Pacific Capital Bancorp	3	112
PNC Financial Services Group, Inc.	227,800	14,526,806
Popular, Inc.	324,500	7,197,410
Regions Financial Corp. New	82,000	2,762,580
SunTrust Banks, Inc.	200,248	14,566,040
SVB Financial Group (a)	20,000	961,800
Synovus Financial Corp.	193,900	5,458,285
TD Banknorth, Inc.	89,520	2,656,954
Texas Capital Bancshares, Inc. (a)	48,300	1,165,962
Texas Regional Bancshares, Inc. Class A	14,650	427,048
The Keiyo Bank Ltd.	258,000	1,748,350
Tokyo Tomin Bank Ltd.	46,900	1,749,577
UCBH Holdings, Inc.	96,300	1,698,732
UnionBanCal Corp.	120,434	8,334,033
Valley National Bancorp	86,599	2,132,933
Westamerica Bancorp.	18,400	1,005,376
Wintrust Financial Corp.	14,700	825,846
Zions Bancorp	105,500	7,978,965
		177,219,638
TOTAL COMMERCIAL BANKS		261,501,271
COMPUTERS & PERIPHERALS - 0.0%
Computer Hardware - 0.0%
Tidel Technologies, Inc. (a)	16,516	4,459
CONSUMER FINANCE - 0.1%
Consumer Finance - 0.1%
MBNA Corp.	16,900	452,413
DIVERSIFIED FINANCIAL SERVICES - 6.5%
Other Diversifed Financial Services - 6.5%
Citigroup, Inc.	307,600	14,933,980
JPMorgan Chase & Co.	279,326	10,684,220
		25,618,200
INSURANCE - 6.9%
Multi-Line Insurance - 3.5%
American International Group, Inc.	159,800	10,728,972
Hartford Financial Services Group, Inc.	9,700	847,489
HCC Insurance Holdings, Inc.	69,100	2,111,005
		13,687,466
Property & Casualty Insurance - 1.7%
Allstate Corp.	16,700	936,870
Aspen Insurance Holdings Ltd.	68,600	1,717,058
Axis Capital Holdings Ltd.	32,500	984,100
The St. Paul Travelers Companies, Inc.	21,300	991,089
XL Capital Ltd. Class A	28,900	1,918,382
		6,547,499
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Reinsurance - 1.7%
Endurance Specialty Holdings Ltd.	28,300	$974,935
Montpelier Re Holdings Ltd.	72,000	1,413,360
PartnerRe Ltd.	34,500	2,355,660
Platinum Underwriters Holdings Ltd.	71,600	2,180,936
		6,924,891
TOTAL INSURANCE		27,159,856
REAL ESTATE - 1.6%
Real Estate Management & Development - 1.6%
New World Development Co. Ltd.	2,401,000	3,173,632
Wharf Holdings Ltd.	844,000	2,998,504
		6,172,136
THRIFTS & MORTGAGE FINANCE - 0.9%
Thrifts & Mortgage Finance - 0.9%
IndyMac Bancorp, Inc.	63,600	2,434,608
Washington Federal, Inc.	42,700	1,036,329
		3,470,937
TOTAL COMMON STOCKS (Cost $255,165,225)		366,072,241
Money Market Funds - 7.5%
Fidelity Cash Central Fund, 4.08% (b)	27,305,083	27,305,083
Fidelity Securities Lending Cash Central Fund, 4.09% (b)(c)	2,097,750	2,097,750
TOTAL MONEY MARKET FUNDS (Cost $29,402,833)		29,402,833
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $284,568,058)	395,475,074
NET OTHER ASSETS - (0.5)%	(1,918,586)
NET ASSETS - 100%	$393,556,488
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
Affiliated Central Funds
Information regarding income received by the fund from the affiliated Central funds during the period is as follows:
Fund	Income Received
Fidelity Cash Central Fund	$796,548
Fidelity Securities Lending Cash Central Fund	15,813
Total	$812,361
Income Tax Information

At November 30, 2005, the aggregate cost of investment securities for income tax purposes was $284,654,606. Net unrealized appreciation aggregated $110,820,468, of which $113,888,261 related to appreciated investment securities and $3,067,793 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Biotechnology Portfolio

November 30, 2005

BIO-QTLY-0106

1.810668.101

Investments November 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
BIOTECHNOLOGY - 88.2%
Biotechnology - 88.2%
Abgenix, Inc. (a)	1,880,700	$25,784,397
Acadia Pharmaceuticals, Inc. (a)	73,500	644,595
Affymetrix, Inc. (a)	871,400	42,907,736
Albany Molecular Research, Inc. (a)	373,500	4,571,640
Alexion Pharmaceuticals, Inc. (a)	208,700	4,071,737
Alkermes, Inc. (a)	1,069,957	19,451,818
Alnylam Pharmaceuticals, Inc. (a)	248,200	3,117,392
Amgen, Inc. (a)	1,406,900	113,860,417
Amylin Pharmaceuticals, Inc. (a)	970,500	36,306,405
Anadys Pharmaceuticals, Inc. (a)	307,200	2,921,472
Applera Corp.:
- Applied Biosystems Group	1,400,000	38,612,000
- Celera Genomics Group (a)	482,300	5,990,166
Biogen Idec, Inc. (a)	2,444,942	104,667,967
BioMarin Pharmaceutical, Inc. (a)	229,400	2,234,356
Celgene Corp. (a)	1,880,030	114,531,428
Cephalon, Inc. (a)	1,468,540	74,675,259
Charles River Laboratories International, Inc. (a)	796,600	36,293,096
Coley Pharmaceutical Group, Inc.	242,100	3,863,916
Cotherix, Inc. (a)	180,500	2,240,005
Critical Therapeutics, Inc. (a)	100,600	650,882
Cubist Pharmaceuticals, Inc. (a)	556,000	12,571,160
Curis, Inc. (a)	755,620	2,954,474
CV Therapeutics, Inc. (a)	515,400	12,745,842
Cytokinetics, Inc. (a)	350,700	3,016,020
Dendreon Corp. (a)	2,300	13,593
Digene Corp. (a)	225,400	6,180,468
DOV Pharmaceutical, Inc. (a)	246,800	3,563,792
Dyax Corp. (a)	145,800	640,062
Dynavax Technologies Corp. (a)	103,150	462,112
Enzo Biochem, Inc.	117,500	1,602,700
Enzon Pharmaceuticals, Inc. (a)	505,000	3,428,950
Exelixis, Inc. (a)	739,600	5,975,968
Genentech, Inc. (a)	1,364,300	130,454,366
Genzyme Corp. (a)	1,091,300	81,127,242
Gilead Sciences, Inc. (a)	1,877,600	95,175,544
Harvard Bioscience, Inc. (a)	11,600	44,660
Human Genome Sciences, Inc. (a)	560,600	5,185,550
ICOS Corp. (a)	751,400	21,407,386
Idenix Pharmaceuticals, Inc. (a)	539,072	11,191,135
ImClone Systems, Inc. (a)	374,300	12,131,063
Incyte Corp. (a)	997,300	5,544,988
Inhibitex, Inc. (a)	128,100	1,173,396
Inhibitex, Inc. (a)(d)	331,830	3,039,563
Invitrogen Corp. (a)	622,454	41,486,559
Ligand Pharmaceuticals, Inc. Class B (a)	40,200	446,220
Luminex Corp. (a)	75,300	789,144
Martek Biosciences (a)	358,900	9,406,769
Medarex, Inc. (a)	1,231,900	12,885,674

	Shares	Value
MedImmune, Inc. (a)	2,499,120	$89,743,399
Millennium Pharmaceuticals, Inc. (a)	3,191,662	33,544,368
Momenta Pharmaceuticals, Inc. (a)	181,500	4,011,150
Myogen, Inc. (a)	549,900	11,954,826
Myriad Genetics, Inc. (a)	349,600	6,715,816
Neurochem, Inc. (a)	114,800	1,590,439
Neurocrine Biosciences, Inc. (a)	344,400	20,498,688
ONYX Pharmaceuticals, Inc. (a)	99,400	2,507,862
OSI Pharmaceuticals, Inc. (a)	1,003,700	24,339,725
Pharmion Corp. (a)	377,596	6,558,843
Protein Design Labs, Inc. (a)	1,448,900	40,351,865
Regeneron Pharmaceuticals, Inc. (a)	445,800	4,979,586
Renovis, Inc. (a)	329,600	5,227,456
Serologicals Corp. (a)	363,100	7,291,048
Tanox, Inc. (a)	804,500	13,362,745
Techne Corp. (a)	471,300	26,044,038
Tercica, Inc. (a)	348,600	3,308,214
Theravance, Inc. (a)	257,000	5,391,860
Threshold Pharmaceuticals, Inc.	361,622	4,849,351
Trimeris, Inc. (a)	245,300	2,683,582
Vertex Pharmaceuticals, Inc. (a)	1,279,600	32,629,800
ViaCell, Inc.	17,500	106,050
ViroPharma, Inc. (a)	120,600	2,106,882
XOMA Ltd. (a)	1,024,314	1,751,577
Zymogenetics, Inc. (a)	37,900	608,295
		1,474,198,549
COMPUTERS & PERIPHERALS - 0.0%
Computer Storage & Peripherals - 0.0%
iCAD, Inc. (a)	208,300	270,790
HEALTH CARE EQUIPMENT & SUPPLIES - 2.2%
Health Care Equipment - 1.1%
IDEXX Laboratories, Inc. (a)	258,100	18,467,055
Health Care Supplies - 1.1%
Gen-Probe, Inc. (a)	44,700	2,063,799
Inverness Medical Innovations, Inc. (a)(d)	664,700	15,952,800
		18,016,599
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		36,483,654
HEALTH CARE PROVIDERS & SERVICES - 0.2%
Health Care Services - 0.2%
Accelrys, Inc. (a)	140,900	1,141,290
Vital Images, Inc. (a)	112,100	2,986,344
		4,127,634
PHARMACEUTICALS - 8.5%
Pharmaceuticals - 8.5%
Adams Respiratory Therapeutics, Inc.	398,200	17,636,278
Connetics Corp. (a)	5,400	71,604
Elan Corp. PLC sponsored ADR (a)	641,600	6,640,560
Kos Pharmaceuticals, Inc. (a)	523,300	34,841,314
MGI Pharma, Inc. (a)	103,077	2,034,740
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - CONTINUED
Pharmaceuticals - continued
New River Pharmaceuticals, Inc. (a)	171,700	$8,112,825
NitroMed, Inc. (a)	201,655	3,274,877
Sepracor, Inc. (a)	1,246,800	68,549,064
Xenoport, Inc.	53,700	681,453
		141,842,715
TOTAL COMMON STOCKS (Cost $1,368,077,547)		1,656,923,342
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.3%
BIOTECHNOLOGY - 0.3%
Biotechnology - 0.3%
Xenon Pharmaceuticals, Inc. Series E (d)	981,626	6,056,632
Nonconvertible Preferred Stocks - 0.0%
BIOTECHNOLOGY - 0.0%
Biotechnology - 0.0%
GeneProt, Inc. Series A (a)(d)	180,000	180
TOTAL PREFERRED STOCKS (Cost $7,704,238)		6,056,812
Money Market Funds - 7.6%

Fidelity Cash Central Fund, 4.08% (b)	1,615,473	1,615,473
Fidelity Securities Lending Cash Central Fund, 4.09% (b)(c)	124,911,325	124,911,325
TOTAL MONEY MARKET FUNDS (Cost $126,526,798)		126,526,798
TOTAL INVESTMENT PORTFOLIO - 107.0% (Cost $1,502,308,583)	1,789,506,952
NET OTHER ASSETS - (7.0)%	(117,747,637)
NET ASSETS - 100%	$1,671,759,315
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.

(d)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $25,049,175 or 1.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GeneProt, Inc. Series A	7/7/00	$990,000
Inhibitex, Inc.	8/18/05	$2,737,598
Inverness Medical Innovations, Inc.	8/1/05	$15,793,272
Xenon Pharmaceuticals, Inc. Series E	3/23/01	$6,724,138
Affiliated Central Funds
Information regarding income received by the fund from the affiliated Central funds during the period is as follows:
Fund	Income Received
Fidelity Cash Central Fund	$216,838
Fidelity Securities Lending Cash Central Fund	461,452
Total	$678,290
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
DOV Pharmaceutical, Inc.	$-	$22,183,114	$15,805,438	$-	$-
Income Tax Information

At November 30, 2005, the aggregate cost of investment securities for income tax purposes was $1,518,468,104. Net unrealized appreciation aggregated $271,038,848, of which $421,576,432 related to appreciated investment securities and $150,537,584 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Brokerage and Investment
Management Portfolio

November 30, 2005

BRO-QTLY-0106

1.810691.101

Investments November 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
CAPITAL MARKETS - 62.4%
Asset Management & Custody Banks - 26.3%
Affiliated Managers Group, Inc. (a)	466,900	$36,810,396
American Capital Strategies Ltd.	559,000	21,443,240
Amvescap PLC	650,000	4,440,748
Ares Capital Corp.	100,000	1,549,000
Bank of New York Co., Inc.	105,000	3,402,000
BlackRock, Inc. Class A	82,900	8,939,936
Calamos Asset Management, Inc. Class A	77,900	2,111,090
Cohen & Steers, Inc.	50,000	914,500
Eaton Vance Corp. (non-vtg.)	232,100	6,378,108
EFG International	75,000	1,967,905
Federated Investors, Inc. Class B (non-vtg.)	401,600	14,674,464
Franklin Resources, Inc.	359,900	33,427,512
Investors Financial Services Corp.	109,660	4,139,665
Janus Capital Group, Inc.	734,500	14,080,365
Julius Baer Holding AG (Bearer)	111,250	7,809,541
Legg Mason, Inc.	156,948	19,249,672
Man Group PLC	173,600	5,329,589
Northern Trust Corp.	185,000	9,747,650
Nuveen Investments, Inc. Class A	306,700	12,715,782
SEI Investments Co.	1,000	40,850
State Street Corp.	497,500	28,700,775
T. Rowe Price Group, Inc.	348,300	25,060,185
U.S. Global Investments, Inc. Class A (a)	19,404	240,804
		263,173,777
Diversified Capital Markets - 9.9%
Credit Suisse Group sponsored ADR	1,011,500	49,047,635
UBS AG (NY Shares)	538,100	49,462,152
		98,509,787
Investment Banking & Brokerage - 26.2%
Ameritrade Holding Corp. (a)	2,108,919	49,264,348
Charles Schwab Corp.	428,100	6,528,525
Daiwa Securities Group, Inc.	180,000	1,756,061
E*TRADE Financial Corp. (a)	1,758,300	34,322,016
GFI Group, Inc.	237,200	10,564,888
Goldman Sachs Group, Inc.	86,400	11,142,144
Greenhill & Co., Inc.	77,800	4,270,442
IL&FS Investsmart Ltd.	482,993	2,156,576
Jefferies Group, Inc.	249,800	10,993,698
Knight Capital Group, Inc. Class A (a)	450,000	4,554,000
Lazard Ltd. Class A	323,000	10,109,900
Lehman Brothers Holdings, Inc.	64,550	8,133,300
MCF Corp. (a)	1,708,600	1,930,718
Merrill Lynch & Co., Inc.	742,750	49,333,455
Nikko Cordial Corp.	122,500	1,671,500
Nomura Holdings, Inc. sponsored ADR	405,500	6,751,575
optionsXpress Holdings, Inc.	945,120	23,164,891

	Shares	Value
Piper Jaffray Companies (a)	34,900	$1,386,926
TradeStation Group, Inc. (a)	1,988,463	23,682,594
		261,717,557
TOTAL CAPITAL MARKETS		623,401,121
COMMERCIAL BANKS - 3.0%
Diversified Banks - 3.0%
ABN-AMRO Holding NV sponsored ADR	200,000	4,912,000
Bank of America Corp.	214,300	9,834,227
HBOS PLC	150,000	2,263,614
HDFC Bank Ltd.	170,000	2,544,628
HDFC Bank Ltd. sponsored ADR	80,000	3,967,200
KBC Groupe SA	35,000	3,042,907
Mizuho Financial Group, Inc.	191	1,346,923
Standard Chartered PLC (United Kingdom)	75,000	1,605,934
State Bank of India	27,505	590,899
		30,108,332
CONSUMER FINANCE - 4.8%
Consumer Finance - 4.8%
American Express Co.	937,600	48,211,392
DIVERSIFIED CONSUMER SERVICES - 0.4%
Specialized Consumer Services - 0.4%
Jackson Hewitt Tax Service, Inc.	191,800	4,610,872
DIVERSIFIED FINANCIAL SERVICES - 7.0%
Other Diversifed Financial Services - 4.0%
Citigroup, Inc.	414,900	20,143,395
Indiabulls Financial Services Ltd.	2,358,788	8,473,441
Indiabulls Financial Services Ltd. GDR (d)	33,573	120,525
JPMorgan Chase & Co.	290,300	11,103,975
		39,841,336
Specialized Finance - 3.0%
Deutsche Boerse AG	51,000	5,020,133
IntercontinentalExchange, Inc.	144,500	4,667,350
OMX AB (a)	125,000	1,624,884
Primus Guaranty Ltd. (a)	202,900	2,016,826
The Nasdaq Stock Market, Inc. (a)	418,700	16,383,731
		29,712,924
TOTAL DIVERSIFIED FINANCIAL SERVICES		69,554,260
INSURANCE - 18.6%
Insurance Brokers - 3.4%
Marsh & McLennan Companies, Inc.	978,600	30,228,954
National Financial Partners Corp.	75,000	3,816,750
		34,045,704
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Life & Health Insurance - 2.6%
Phoenix Companies, Inc.	50,000	$680,000
Prudential Financial, Inc.	322,100	24,930,540
		25,610,540
Multi-Line Insurance - 10.6%
American International Group, Inc.	1,386,500	93,089,610
Hartford Financial Services Group, Inc.	150,000	13,105,500
		106,195,110
Property & Casualty Insurance - 0.8%
Aspen Insurance Holdings Ltd.	313,500	7,846,905
Republic Companies Group, Inc.	32,600	472,700
		8,319,605
Reinsurance - 1.2%
Endurance Specialty Holdings Ltd.	110,000	3,789,500
Montpelier Re Holdings Ltd.	15,100	296,413
PartnerRe Ltd.	55,100	3,762,228
Platinum Underwriters Holdings Ltd.	124,700	3,798,362
		11,646,503
TOTAL INSURANCE		185,817,462
REAL ESTATE - 0.4%
Real Estate Investment Trusts - 0.4%
KKR Financial Corp.	153,700	3,650,375
TOTAL COMMON STOCKS (Cost $796,949,780)		965,353,814
Money Market Funds - 9.6%
Fidelity Cash Central Fund, 4.08% (b)	64,345,387	64,345,387
Fidelity Securities Lending Cash Central Fund, 4.09% (b)(c)	31,459,500	31,459,500
TOTAL MONEY MARKET FUNDS (Cost $95,804,887)		95,804,887
TOTAL INVESTMENT PORTFOLIO - 106.2% (Cost $892,754,667)	1,061,158,701
NET OTHER ASSETS - (6.2)%	(62,248,131)
NET ASSETS - 100%	$998,910,570
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.

(d)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $120,525 or 0.0% of net assets.

Affiliated Central Funds
Information regarding income received by the fund from the affiliated Central funds during the period is as follows:
Fund	Income Received
Fidelity Cash Central Fund	$669,651
Fidelity Securities Lending Cash Central Fund	297,117
Total	$966,768
Income Tax Information

At November 30, 2005, the aggregate cost of investment securities for income tax purposes was $894,512,900. Net unrealized appreciation aggregated $166,645,801, of which $170,426,997 related to appreciated investment securities and $3,781,196 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Business Services and

Outsourcing Portfolio

November 30, 2005

BSO-QTLY-0106

1.810669.101

Investments November 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.6%
	Shares	Value
AEROSPACE & DEFENSE - 0.1%
Aerospace & Defense - 0.1%
NCI, Inc. Class A	4,400	$52,800
CAPITAL MARKETS - 5.2%
Asset Management & Custody Banks - 4.1%
State Street Corp.	32,800	1,892,232
Investment Banking & Brokerage - 1.1%
Ameritrade Holding Corp. (a)	21,000	490,560
TOTAL CAPITAL MARKETS		2,382,792
COMMERCIAL SERVICES & SUPPLIES - 8.6%
Commercial Printing - 0.7%
Banta Corp.	6,500	328,250
Diversified Commercial & Professional Services - 4.2%
Cintas Corp.	22,400	1,001,728
Equifax, Inc.	2,000	76,600
Exponent, Inc. (a)	6,400	175,040
First Advantage Corp. Class A (a)	6,000	163,500
Navigant Consulting, Inc. (a)	8,700	177,567
SOURCECORP, Inc. (a)	11,300	294,478
		1,888,913
Human Resource & Employment Services - 3.7%
Capita Group PLC	15,300	103,735
CDI Corp.	3,900	110,136
Hudson Highland Group, Inc. (a)	14,600	368,650
Kforce, Inc. (a)	11,600	143,956
Korn/Ferry International (a)	10,100	173,922
Robert Half International, Inc.	20,600	788,156
		1,688,555
TOTAL COMMERCIAL SERVICES & SUPPLIES		3,905,718
COMPUTERS & PERIPHERALS - 0.4%
Computer Hardware - 0.4%
International Business Machines Corp.	2,200	195,580
DIVERSIFIED CONSUMER SERVICES - 0.0%
Specialized Consumer Services - 0.0%
H&R Block, Inc.	600	14,664
DIVERSIFIED FINANCIAL SERVICES - 2.5%
Specialized Finance - 2.5%
Moody's Corp.	16,900	1,016,535
NETeller PLC (a)	9,300	104,072
		1,120,607
HEALTH CARE PROVIDERS & SERVICES - 6.5%
Health Care Services - 6.5%
DaVita, Inc. (a)	15,500	813,595
IMS Health, Inc.	32,478	794,087

	Shares	Value
Pediatrix Medical Group, Inc. (a)	3,000	$253,680
Quest Diagnostics, Inc.	21,800	1,091,962
		2,953,324
IT SERVICES - 57.8%
Data Processing & Outsourced Services - 42.0%
Affiliated Computer Services, Inc. Class A (a)	68,400	3,815,351
Alliance Data Systems Corp. (a)	39,800	1,535,086
Automatic Data Processing, Inc.	45,200	2,124,400
Ceridian Corp. (a)	78,200	1,876,800
Certegy, Inc.	14,000	562,940
Computer Sciences Corp. (a)	16,100	808,703
Convergys Corp. (a)	400	6,640
DST Systems, Inc. (a)	29,100	1,730,577
First Data Corp.	81,400	3,522,178
Hewitt Associates, Inc. Class A (a)	3,500	89,845
Iron Mountain, Inc. (a)	4,600	189,750
Paychex, Inc.	50,787	2,153,877
Sabre Holdings Corp. Class A	8,700	198,969
Syntel, Inc.	9,500	195,320
The BISYS Group, Inc. (a)	20,500	274,700
		19,085,136
IT Consulting & Other Services - 15.8%
Accenture Ltd. Class A	97,900	2,784,276
BearingPoint, Inc. (a)	20,100	146,328
Cognizant Technology Solutions Corp. Class A (a)	25,408	1,234,575
Forrester Research, Inc. (a)	8,400	156,576
HCL Infosystems Ltd.	15,176	79,898
HCL Technologies Ltd.	29,593	327,980
Infosys Technologies Ltd.	20,867	1,220,667
Kanbay International, Inc. (a)	28,900	478,584
Ness Technologies, Inc. (a)	20,700	206,793
Sapient Corp. (a)	87,300	543,006
Satyam Computer Services Ltd. sponsored ADR	100	3,524
		7,182,207
TOTAL IT SERVICES		26,267,343
LEISURE EQUIPMENT & PRODUCTS - 0.2%
Photographic Products - 0.2%
Eastman Kodak Co.	3,800	91,086
MEDIA - 4.3%
Advertising - 4.3%
Lamar Advertising Co. Class A (a)	25,500	1,181,925
Omnicom Group, Inc.	9,300	786,408
		1,968,333
OFFICE ELECTRONICS - 1.5%
Office Electronics - 1.5%
Xerox Corp. (a)	48,700	691,540
Common Stocks - continued
	Shares	Value
SOFTWARE - 6.3%
Application Software - 4.5%
Amdocs Ltd. (a)	19,200	$507,456
BEA Systems, Inc. (a)	14,200	124,534
Intuit, Inc. (a)	10,000	535,700
Jack Henry & Associates, Inc.	9,500	181,830
NAVTEQ Corp. (a)	7,700	323,400
Net 1 UEPS Technologies, Inc. (a)	7,600	176,776
Open Solutions, Inc. (a)	9,000	199,440
		2,049,136
Systems Software - 1.8%
Microsoft Corp.	18,100	501,551
Symantec Corp. (a)	17,400	307,458
		809,009
TOTAL SOFTWARE		2,858,145
TEXTILES, APPAREL & LUXURY GOODS - 0.2%
Apparel, Accessories & Luxury Goods - 0.2%
Quiksilver, Inc. (a)	5,500	67,540
TOTAL COMMON STOCKS (Cost $34,688,227)		42,569,472
Money Market Funds - 10.8%
Fidelity Cash Central Fund, 4.08% (b)	4,418,459	$4,418,459
Fidelity Securities Lending Cash Central Fund, 4.09% (b)(c)	478,050	478,050
TOTAL MONEY MARKET FUNDS (Cost $4,896,509)		4,896,509
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $39,584,736)	47,465,981
NET OTHER ASSETS - (4.4)%	(1,992,557)
NET ASSETS - 100%	$45,473,424
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
Affiliated Central Funds
Information regarding income received by the fund from the affiliated Central funds during the period is as follows:
Fund	Income Received
Fidelity Cash Central Fund	$20,096
Fidelity Securities Lending Cash Central Fund	6,740
Total	$26,836
Income Tax Information

At November 30, 2005, the aggregate cost of investment securities for income tax purposes was $39,620,783. Net unrealized appreciation aggregated $7,845,198, of which $8,257,763 related to appreciated investment securities and $412,565 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Chemicals Portfolio

November 30, 2005

CHE-QTLY-0106

1.810670.101

Investments November 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CHEMICALS - 87.5%
Commodity Chemicals - 13.7%
Celanese Corp. Class A	189,900	$3,285,270
Georgia Gulf Corp.	194,600	5,421,556
Lyondell Chemical Co.	41,923	1,066,102
NL Industries, Inc.	41,100	608,280
NOVA Chemicals Corp.	18,100	682,755
Pioneer Companies, Inc. (a)	126,100	3,131,063
Spartech Corp.	41,800	886,578
Westlake Chemical Corp.	75,300	2,109,906
		17,191,510
Diversified Chemicals - 24.6%
Ashland, Inc.	46,500	2,592,375
BASF AG sponsored ADR	18,100	1,328,540
Dow Chemical Co.	171,300	7,751,325
E.I. du Pont de Nemours & Co.	44,500	1,902,375
Eastman Chemical Co.	87,800	4,857,974
Engelhard Corp.	58,800	1,734,600
FMC Corp. (a)	189,256	10,062,741
Hercules, Inc. (a)	56,600	665,616
		30,895,546
Fertilizers & Agricultural Chemicals - 11.5%
Agrium, Inc.	32,900	670,156
Monsanto Co.	86,400	6,330,528
Mosaic Co. (a)	248,600	3,366,044
Potash Corp. of Saskatchewan	5,888	428,962
Syngenta AG sponsored ADR	42,100	919,885
The Scotts Co. Class A	56,900	2,669,748
		14,385,323
Industrial Gases - 15.8%
Air Products & Chemicals, Inc.	137,400	8,129,958
Airgas, Inc.	133,500	4,151,850
L'Air Liquide SA	2,100	379,755
Praxair, Inc.	137,460	7,147,920
		19,809,483
Specialty Chemicals - 21.9%
Albemarle Corp.	100,300	3,691,040
Arch Chemicals, Inc.	39,450	1,122,353
Chemtura Corp.	611,373	7,367,045
Cytec Industries, Inc.	63,300	2,866,857
Ecolab, Inc.	59,200	1,969,584
Ferro Corp.	31,200	589,680
Lubrizol Corp.	54,300	2,292,003
Minerals Technologies, Inc.	11,500	651,130
OM Group, Inc. (a)	28,400	448,152
PolyOne Corp. (a)	115,800	668,166
Rohm & Haas Co.	133,900	5,864,820
		27,530,830
TOTAL CHEMICALS		109,812,692

	Shares	Value
FOOD PRODUCTS - 0.5%
Agricultural Products - 0.5%
Corn Products International, Inc.	29,500	$656,375
INDUSTRIAL CONGLOMERATES - 5.9%
Industrial Conglomerates - 5.9%
3M Co.	95,300	7,479,144
MARINE - 2.3%
Marine - 2.3%
Odfjell ASA (A Shares)	87,100	1,671,022
Stolt-Nielsen SA	35,800	1,171,723
		2,842,745
METALS & MINING - 0.7%
Diversified Metals & Mining - 0.7%
Compass Minerals International, Inc.	37,500	903,000
TRADING COMPANIES & DISTRIBUTORS - 2.0%
Trading Companies & Distributors - 2.0%
UAP Holding Corp.	132,000	2,505,360
TOTAL COMMON STOCKS (Cost $106,688,310)		124,199,316
Money Market Funds - 7.2%

Fidelity Cash Central Fund, 4.08% (b)	2,364,676	2,364,676
Fidelity Securities Lending Cash Central Fund, 4.09% (b)(c)	6,609,600	6,609,600
TOTAL MONEY MARKET FUNDS (Cost $8,974,276)		8,974,276
TOTAL INVESTMENT PORTFOLIO - 106.1% (Cost $115,662,586)	133,173,592
NET OTHER ASSETS - (6.1)%	(7,653,159)
NET ASSETS - 100%	$125,520,433
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
Affiliated Central Funds
Information regarding income received by the fund from the affiliated Central funds during the period is as follows:
Fund	Income Received
Fidelity Cash Central Fund	$68,252
Fidelity Securities Lending Cash Central Fund	39,040
Total	$107,292
Income Tax Information

At November 30, 2005, the aggregate cost of investment securities for income tax purposes was $116,406,960. Net unrealized appreciation aggregated $16,766,632, of which $20,491,330 related to appreciated investment securities and $3,724,698 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Computers Portfolio

November 30, 2005

COM-QTLY-0106

1.810671.101

Investments November 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 12.1%
Communications Equipment - 12.1%
Cisco Systems, Inc. (a)	1,400,000	$24,556,000
Comverse Technology, Inc. (a)	90,000	2,358,900
Corning, Inc. (a)	900,000	18,225,000
F5 Networks, Inc. (a)	100,000	5,283,000
ITF Optical Technologies, Inc. Series A (c)	31,365	0
Juniper Networks, Inc. (a)	500,032	11,245,720
Research In Motion Ltd. (a)	100,000	6,074,842
		67,743,462
COMPUTERS & PERIPHERALS - 30.8%
Computer Hardware - 19.7%
Acer, Inc.	1,300,624	2,883,333
Apple Computer, Inc. (a)	400,000	27,128,000
Dell, Inc. (a)	1,600,000	48,256,004
International Business Machines Corp.	200,000	17,780,000
NCR Corp. (a)	200,000	6,790,000
Sun Microsystems, Inc. (a)	2,000,000	7,540,000
		110,377,337
Computer Storage & Peripherals - 11.1%
EMC Corp. (a)	2,200,000	30,646,000
Lexmark International, Inc. Class A (a)	200,000	9,524,000
Network Appliance, Inc. (a)	500,000	14,560,000
Seagate Technology	400,000	7,568,000
		62,298,000
TOTAL COMPUTERS & PERIPHERALS		172,675,337
ELECTRONIC EQUIPMENT & INSTRUMENTS - 5.6%
Electronic Equipment & Instruments - 0.3%
AU Optronics Corp. sponsored ADR	124,956	1,805,614
Electronic Manufacturing Services - 1.4%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,600,035	8,091,955
Technology Distributors - 3.9%
Arrow Electronics, Inc. (a)	165,000	5,115,000
Avnet, Inc. (a)	100,000	2,250,000
Bell Microproducts, Inc. (a)	200,000	1,720,000
CDW Corp.	75,000	4,398,750
Ingram Micro, Inc. Class A (a)	225,000	4,225,500
Tech Data Corp. (a)	100,000	3,931,000
		21,640,250
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		31,537,819
HOUSEHOLD DURABLES - 0.3%
Consumer Electronics - 0.3%
LG Electronics, Inc.	25,040	1,897,005
INTERNET & CATALOG RETAIL - 0.0%
Catalog Retail - 0.0%
Insight Enterprises, Inc. (a)	9,400	195,802

	Shares	Value
OFFICE ELECTRONICS - 2.0%
Office Electronics - 2.0%
Xerox Corp. (a)	800,000	$11,360,000
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 39.6%
Semiconductor Equipment - 1.7%
FormFactor, Inc. (a)	125,000	3,507,500
Lam Research Corp. (a)	150,000	5,631,000
		9,138,500
Semiconductors - 37.9%
Altera Corp. (a)	900,000	16,434,000
Analog Devices, Inc.	649,970	24,646,862
Cypress Semiconductor Corp. (a)	175,000	2,625,000
Freescale Semiconductor, Inc.:
Class A (a)	250,000	6,437,500
Class B (a)	201,472	5,197,978
Intel Corp.	1,800,000	48,024,000
Linear Technology Corp.	250,000	9,327,500
Marvell Technology Group Ltd. (a)	150,000	8,331,000
Maxim Integrated Products, Inc.	300,000	10,965,000
MediaTek, Inc.	150,000	1,568,677
Microchip Technology, Inc.	100,000	3,336,000
National Semiconductor Corp.	950,000	24,586,000
O2Micro International Ltd. sponsored ADR (a)	200,000	2,286,000
PMC-Sierra, Inc. (a)	497,600	3,916,112
Saifun Semiconductors Ltd.	600	17,340
Samsung Electronics Co. Ltd.	40,033	23,074,432
Taiwan Semiconductor Manufacturing Co. Ltd.	1,486,910	2,639,708
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,169,969	11,208,303
Texas Instruments, Inc.	150,000	4,872,000
United Microelectronics Corp. sponsored ADR	599,958	1,853,870
Volterra Semiconductor Corp. (a)	100,000	1,262,000
		212,609,282
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		221,747,782
SOFTWARE - 0.2%
Application Software - 0.0%
Monterey Design Systems (a)(c)	29,800	0
Systems Software - 0.2%
Macrovision Corp. (a)	70,000	1,087,800
SPECIALTY RETAIL - 4.3%
Computer & Electronics Retail - 4.3%
Best Buy Co., Inc.	500,000	24,120,000
TOTAL COMMON STOCKS (Cost $511,226,925)		532,365,007
Convertible Preferred Stocks - 0.0%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.0%
Communications Equipment - 0.0%
Procket Networks, Inc. Series C (a)(c) (Cost $2,301,108)	233,000	$2
Money Market Funds - 5.2%

Fidelity Cash Central Fund, 4.08% (b) (Cost $28,983,949)	28,983,949	28,983,949
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $542,511,982)	561,348,958
NET OTHER ASSETS - (0.1)%	(735,533)
NET ASSETS - 100%	$560,613,425
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
ITF Optical Technologies, Inc. Series A	10/11/00	$1,575,000
Monterey Design Systems	11/1/00	1,564,500
Procket Networks, Inc. Series C	11/15/00 - 12/26/00	2,301,108
Affiliated Central Funds
Information regarding income received by the fund from the affiliated Central funds during the period is as follows:
Fund	Income Received
Fidelity Cash Central Fund	$131,108
Fidelity Securities Lending Cash Central Fund	12,508
Total	$143,616
Income Tax Information

At November 30, 2005, the aggregate cost of investment securities for income tax purposes was $544,036,193. Net unrealized appreciation aggregated $17,312,765, of which $58,117,167 related to appreciated investment securities and $40,804,402 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Construction and
Housing Portfolio

November 30, 2005

HOU-QTLY-0106

1.810672.101

Investments November 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
BUILDING PRODUCTS - 3.8%
Building Products - 3.8%
American Standard Companies, Inc.	191,200	$7,280,896
NCI Building Systems, Inc. (a)	21,600	940,680
Quixote Corp.	34,800	739,500
Simpson Manufacturing Co. Ltd.	42,100	1,725,258
		10,686,334
CHEMICALS - 0.3%
Diversified Chemicals - 0.3%
Ashland, Inc.	13,100	730,325
COMMERCIAL SERVICES & SUPPLIES - 1.5%
Office Services & Supplies - 1.5%
Herman Miller, Inc.	69,700	2,132,123
Knoll, Inc.	64,670	1,076,109
Steelcase, Inc. Class A	78,500	1,161,015
		4,369,247
COMMUNICATIONS EQUIPMENT - 1.8%
Communications Equipment - 1.8%
Dycom Industries, Inc. (a)	220,500	4,504,815
MasTec, Inc. (a)	69,500	685,965
		5,190,780
CONSTRUCTION & ENGINEERING - 7.0%
Construction & Engineering - 7.0%
Chicago Bridge & Iron Co. NV (NY Shares)	60,000	1,553,400
EMCOR Group, Inc. (a)	23,900	1,690,925
Fluor Corp.	103,200	7,647,120
Granite Construction, Inc.	74,500	2,765,440
Infrasource Services, Inc. (a)	60,200	706,146
Insituform Technologies, Inc. Class A (a)	30,300	602,061
Perini Corp. (a)	58,300	1,501,808
Shaw Group, Inc. (a)	17,900	517,131
URS Corp. (a)	67,400	2,838,888
		19,822,919
CONSTRUCTION MATERIALS - 6.4%
Construction Materials - 6.4%
Florida Rock Industries, Inc.	129,275	6,446,944
Martin Marietta Materials, Inc.	59,800	4,491,578
Rinker Group Ltd. sponsored ADR	12,200	700,402
Vulcan Materials Co.	100,100	6,676,670
		18,315,594
DISTRIBUTORS - 0.3%
Distributors - 0.3%
Building Material Holding Corp.	9,200	757,436
ELECTRICAL EQUIPMENT - 0.8%
Electrical Components & Equipment - 0.8%
A.O. Smith Corp.	2,000	72,540

	Shares	Value
AMETEK, Inc.	17,000	$724,370
Genlyte Group, Inc. (a)	29,400	1,549,380
		2,346,290
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.2%
Electronic Equipment & Instruments - 0.2%
FARO Technologies, Inc. (a)	37,700	717,054
HOUSEHOLD DURABLES - 50.8%
Home Furnishings - 0.3%
Interface, Inc. Class A (a)	82,200	684,726
Homebuilding - 49.5%
Beazer Homes USA, Inc.	120,500	8,431,385
Centex Corp.	210,200	15,102,870
D.R. Horton, Inc.	795,166	28,180,683
KB Home	355,600	24,810,212
Lennar Corp. Class A	236,900	13,664,392
Meritage Homes Corp. (a)	35,500	2,359,685
Pulte Homes, Inc.	511,300	21,285,419
Ryland Group, Inc.	183,000	13,091,820
Southern Energy Homes, Inc. (a)	128,000	768,000
Standard Pacific Corp.	214,200	8,073,198
Toll Brothers, Inc. (a)	139,500	4,798,800
		140,566,464
Household Appliances - 1.0%
Techtronic Industries Co. Ltd.	1,132,000	2,890,362
TOTAL HOUSEHOLD DURABLES		144,141,552
INDUSTRIAL CONGLOMERATES - 0.7%
Industrial Conglomerates - 0.7%
Walter Industries, Inc.	40,000	2,014,000
MACHINERY - 11.9%
Construction & Farm Machinery & Heavy Trucks - 6.5%
A.S.V., Inc. (a)	30,400	760,608
Astec Industries, Inc. (a)	25,900	725,977
Bucyrus International, Inc. Class A	18,600	872,340
Caterpillar, Inc.	260,700	15,063,246
Joy Global, Inc.	18,200	962,598
		18,384,769
Industrial Machinery - 5.4%
Briggs & Stratton Corp.	8,400	303,996
Danaher Corp.	267,800	14,862,900
Timken Co.	5,100	157,998
		15,324,894
TOTAL MACHINERY		33,709,663
REAL ESTATE - 0.6%
Real Estate Investment Trusts - 0.6%
Equity Lifestyle Properties, Inc.	6,400	296,704
Common Stocks - continued
	Shares	Value
REAL ESTATE - CONTINUED
Real Estate Investment Trusts - continued
General Growth Properties, Inc.	16,200	$739,044
United Dominion Realty Trust, Inc. (SBI)	32,396	725,346
		1,761,094
SPECIALTY RETAIL - 6.4%
Home Improvement Retail - 6.4%
Home Depot, Inc.	256,450	10,714,481
Lowe's Companies, Inc.	21,800	1,471,064
Sherwin-Williams Co.	136,800	5,997,312
		18,182,857
TRADING COMPANIES & DISTRIBUTORS - 5.5%
Trading Companies & Distributors - 5.5%
Fastenal Co.	10,800	428,760
Hughes Supply, Inc.	62,200	2,409,628
MSC Industrial Direct Co., Inc. Class A	113,500	4,436,715
W.W. Grainger, Inc.	8,000	561,840
Watsco, Inc.	10,100	633,775
WESCO International, Inc. (a)	170,500	7,118,375
		15,589,093
TOTAL COMMON STOCKS (Cost $234,816,499)		278,334,238
Money Market Funds - 7.3%
Fidelity Cash Central Fund, 4.08% (b)	7,724,608	7,724,608
Fidelity Securities Lending Cash Central Fund, 4.09% (b)(c)	13,053,800	13,053,800
TOTAL MONEY MARKET FUNDS (Cost $20,778,408)		20,778,408
TOTAL INVESTMENT PORTFOLIO - 105.3% (Cost $255,594,907)	299,112,646
NET OTHER ASSETS - (5.3)%	(15,187,558)
NET ASSETS - 100%	$283,925,088
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
Affiliated Central Funds
Information regarding income received by the fund from the affiliated Central funds during the period is as follows:
Fund	Income received
Fidelity Cash Central Fund	$332,911
Fidelity Securities Lending Cash Central Fund	24,922
Total	$357,833
Income Tax Information

At November 30, 2005, the aggregate cost of investment securities for income tax purposes was $258,613,663. Net unrealized appreciation aggregated $40,498,983, of which $48,465,358 related to appreciated investment securities and $7,966,375 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Consumer Industries Portfolio

November 30, 2005

CPR-QTLY-0106

1.810692.101

Investments November 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
AUTOMOBILES - 1.4%
Automobile Manufacturers - 0.6%
Thor Industries, Inc.	6,900	$264,408
Motorcycle Manufacturers - 0.8%
Harley-Davidson, Inc.	6,600	355,476
TOTAL AUTOMOBILES		619,884
BEVERAGES - 8.0%
Distillers & Vintners - 1.2%
Brown-Forman Corp. Class B (non-vtg.)	1,400	96,404
Diageo PLC sponsored ADR	7,600	441,940
		538,344
Soft Drinks - 6.8%
Coca-Cola Enterprises, Inc.	12,500	240,250
PepsiCo, Inc.	30,900	1,829,280
The Coca-Cola Co.	24,600	1,050,174
		3,119,704
TOTAL BEVERAGES		3,658,048
COMMERCIAL SERVICES & SUPPLIES - 0.7%
Commercial Printing - 0.3%
R.R. Donnelley & Sons Co.	3,500	119,700
Diversified Commercial & Professional Services - 0.4%
Cendant Corp.	11,850	210,575
TOTAL COMMERCIAL SERVICES & SUPPLIES		330,275
DISTRIBUTORS - 0.3%
Distributors - 0.3%
Li & Fung Ltd.	76,000	153,380
DIVERSIFIED CONSUMER SERVICES - 2.9%
Education Services - 1.8%
Apollo Group, Inc. Class A (a)	9,600	683,520
Bright Horizons Family Solutions, Inc. (a)	4,092	144,775
		828,295
Specialized Consumer Services - 1.1%
Steiner Leisure Ltd. (a)	8,000	300,640
Weight Watchers International, Inc. (a)	4,300	205,540
		506,180
TOTAL DIVERSIFIED CONSUMER SERVICES		1,334,475
ELECTRICAL EQUIPMENT - 0.6%
Electrical Components & Equipment - 0.6%
Evergreen Solar, Inc. (a)	21,400	257,014

	Shares	Value
FOOD & STAPLES RETAILING - 9.1%
Drug Retail - 3.0%
CVS Corp.	18,000	$486,360
Walgreen Co.	19,700	899,896
		1,386,256
Food Retail - 1.2%
Whole Foods Market, Inc.	3,600	530,208
Hypermarkets & Super Centers - 4.9%
Costco Wholesale Corp.	10,500	524,790
Wal-Mart Stores, Inc.	35,800	1,738,448
		2,263,238
TOTAL FOOD & STAPLES RETAILING		4,179,702
FOOD PRODUCTS - 5.1%
Packaged Foods & Meats - 5.1%
Diamond Foods, Inc.	5,400	88,290
Green Mountain Coffee Roasters, Inc. (a)	2,300	94,346
Lindt & Spruengli AG (participation certificate)	335	564,342
Nestle SA sponsored ADR	12,800	944,640
Smithfield Foods, Inc. (a)	16,400	479,372
The J.M. Smucker Co.	3,300	149,655
		2,320,645
HOTELS, RESTAURANTS & LEISURE - 12.5%
Casinos & Gaming - 2.2%
Aristocrat Leisure Ltd.	21,800	198,733
Harrah's Entertainment, Inc.	1,525	103,837
International Game Technology	6,100	179,035
MGM MIRAGE (a)	8,800	335,368
Station Casinos, Inc.	1,400	97,076
WMS Industries, Inc. (a)	2,800	69,524
		983,573
Hotels, Resorts & Cruise Lines - 5.1%
Carnival Corp. unit	12,300	670,227
Ctrip.com International Ltd. sponsored ADR	4,000	233,160
Hilton Hotels Corp.	11,700	256,464
Kerzner International Ltd. (a)	4,600	299,046
Royal Caribbean Cruises Ltd.	8,600	394,396
Starwood Hotels & Resorts Worldwide, Inc. unit	8,100	490,050
		2,343,343
Leisure Facilities - 0.1%
International Speedway Corp. Class A	1,100	60,027
Restaurants - 5.1%
Brinker International, Inc.	8,170	324,186
Buffalo Wild Wings, Inc. (a)	18,654	526,416
CBRL Group, Inc.	2,900	107,271
Domino's Pizza, Inc.	5,650	141,250
McDonald's Corp.	8,700	294,495
Outback Steakhouse, Inc.	11,800	475,304
Common Stocks - continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE - CONTINUED
Restaurants - continued
Starbucks Corp. (a)	8,000	$243,600
Wendy's International, Inc.	4,720	239,682
		2,352,204
TOTAL HOTELS, RESTAURANTS & LEISURE		5,739,147
HOUSEHOLD PRODUCTS - 7.3%
Household Products - 7.3%
Colgate-Palmolive Co.	8,100	441,612
Procter & Gamble Co.	51,100	2,922,409
		3,364,021
INTERNET & CATALOG RETAIL - 3.8%
Catalog Retail - 0.6%
Coldwater Creek, Inc. (a)	8,700	273,180
Internet Retail - 3.2%
Blue Nile, Inc. (a)	2,300	95,427
eBay, Inc. (a)	24,500	1,097,845
Priceline.com, Inc. (a)	12,100	290,642
		1,483,914
TOTAL INTERNET & CATALOG RETAIL		1,757,094
INTERNET SOFTWARE & SERVICES - 6.4%
Internet Software & Services - 6.4%
Digitas, Inc. (a)	9,300	116,250
Google, Inc. Class A (sub. vtg.) (a)	4,454	1,803,825
Homestore, Inc. (a)	162	714
Sina Corp. (a)	4,600	114,724
Yahoo!, Inc. (a)	22,296	896,968
		2,932,481
LEISURE EQUIPMENT & PRODUCTS - 3.1%
Leisure Products - 3.1%
Brunswick Corp.	9,200	361,468
K2, Inc. (a)	6,600	67,056
MarineMax, Inc. (a)	9,300	244,218
Polaris Industries, Inc.	4,100	202,704
RC2 Corp. (a)	1,900	67,146
SCP Pool Corp.	12,700	494,411
		1,437,003
MEDIA - 10.7%
Advertising - 2.3%
JC Decaux SA (a)	16,800	365,396
Omnicom Group, Inc.	8,300	701,848
		1,067,244

	Shares	Value
Broadcasting & Cable TV - 1.3%
E.W. Scripps Co. Class A	6,400	$296,640
Univision Communications, Inc. Class A (a)	9,100	275,093
		571,733
Movies & Entertainment - 5.0%
Carmike Cinemas, Inc.	4,300	113,176
News Corp. Class A	65,600	971,536
Walt Disney Co.	47,500	1,184,175
		2,268,887
Publishing - 2.1%
Gannett Co., Inc.	2,100	129,402
McGraw-Hill Companies, Inc.	7,600	403,180
Reuters Group PLC sponsored ADR	2,900	120,060
Washington Post Co. Class B	440	324,280
		976,922
TOTAL MEDIA		4,884,786
MULTILINE RETAIL - 7.2%
Department Stores - 3.7%
Federated Department Stores, Inc.	7,500	483,225
JCPenney Co., Inc.	6,100	320,067
Nordstrom, Inc.	7,500	276,600
Saks, Inc.	8,400	138,852
Sears Holdings Corp. (a)	4,300	494,586
		1,713,330
General Merchandise Stores - 3.5%
Family Dollar Stores, Inc.	7,500	168,825
Target Corp.	26,400	1,412,664
		1,581,489
TOTAL MULTILINE RETAIL		3,294,819
PERSONAL PRODUCTS - 1.0%
Personal Products - 1.0%
Avon Products, Inc.	17,300	473,155
REAL ESTATE - 0.4%
Real Estate Investment Trusts - 0.4%
MeriStar Hospitality Corp. (a)	18,800	184,052
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
Semiconductors - 0.3%
Intel Corp.	4,200	112,056
SOFTWARE - 0.7%
Home Entertainment Software - 0.7%
Activision, Inc. (a)	11,433	152,173
Electronic Arts, Inc. (a)	3,100	174,716
		326,889
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - 10.7%
Apparel Retail - 3.7%
Aeropostale, Inc. (a)	5,800	$144,246
American Eagle Outfitters, Inc.	5,600	127,456
Charlotte Russe Holding, Inc. (a)	4,900	91,630
Chico's FAS, Inc. (a)	8,600	379,346
Esprit Holdings Ltd.	23,500	165,766
Foot Locker, Inc.	9,600	209,472
Gymboree Corp. (a)	6,400	144,384
Hot Topic, Inc. (a)	5,150	79,825
Urban Outfitters, Inc. (a)	11,000	339,460
		1,681,585
Computer & Electronics Retail - 1.9%
Best Buy Co., Inc.	14,350	692,244
Gamestop Corp. Class B (a)	5,400	169,560
		861,804
Home Improvement Retail - 2.0%
Lowe's Companies, Inc.	13,900	937,972
Specialty Stores - 3.1%
Guitar Center, Inc. (a)	4,400	232,056
Michaels Stores, Inc.	4,000	149,600
Office Depot, Inc. (a)	12,100	359,128
OfficeMax, Inc.	2,800	81,704
PETsMART, Inc.	3,300	78,606
Sports Authority, Inc. (a)	962	30,274
Staples, Inc.	21,050	486,255
		1,417,623
TOTAL SPECIALTY RETAIL		4,898,984
TEXTILES, APPAREL & LUXURY GOODS - 4.9%
Apparel, Accessories & Luxury Goods - 3.5%
Carter's, Inc. (a)	8,200	501,430
Coach, Inc. (a)	9,000	309,870
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	2,000	56,160

	Shares	Value
Liz Claiborne, Inc.	9,200	$320,896
Polo Ralph Lauren Corp. Class A	6,300	337,680
Ports Design Ltd.	3,000	3,114
Quiksilver, Inc. (a)	6,600	81,048
		1,610,198
Footwear - 1.4%
NIKE, Inc. Class B	7,300	622,690
TOTAL TEXTILES, APPAREL & LUXURY GOODS		2,232,888
TOTAL COMMON STOCKS (Cost $38,372,481)		44,490,798
Money Market Funds - 4.4%

Fidelity Cash Central Fund, 4.08% (b)	1,180,754	1,180,754
Fidelity Securities Lending Cash Central Fund, 4.09% (b)(c)	831,000	831,000
TOTAL MONEY MARKET FUNDS (Cost $2,011,754)		2,011,754
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $40,384,235)	46,502,552
NET OTHER ASSETS - (1.5)%	(665,417)
NET ASSETS - 100%	$45,837,135
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
Affiliated Central Funds
Information regarding income received by the fund from the affiliated Central funds during the period is as follows:
Fund	Income Received
Fidelity Cash Central Fund	$28,086
Fidelity Securities Lending Cash Central Fund	2,389
Total	$30,475
Income Tax Information

At November 30, 2005, the aggregate cost of investment securities for income tax purposes was $40,422,174. Net unrealized appreciation aggregated $6,080,378, of which $7,251,301 related to appreciated investment securities and $1,170,923 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Cyclical Industries Portfolio

November 30, 2005

CYC-QTLY-0106

1.810678.101

Investments November 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
AEROSPACE & DEFENSE - 10.8%
Aerospace & Defense - 10.8%
Alliant Techsystems, Inc. (a)	1,200	$91,056
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	200	7,542
Goodrich Corp.	4,000	154,080
Hexcel Corp. (a)	18,600	309,318
Honeywell International, Inc.	40,500	1,479,870
L-3 Communications Holdings, Inc.	4,200	312,900
Meggitt PLC	26,400	152,852
Precision Castparts Corp.	4,700	239,653
Raytheon Co.	17,100	656,982
Rockwell Collins, Inc.	11,440	522,808
Rolls-Royce Group PLC	18,519	124,759
The Boeing Co.	10,340	705,085
United Technologies Corp.	30,400	1,636,736
		6,393,641
AIR FREIGHT & LOGISTICS - 5.7%
Air Freight & Logistics - 5.7%
C.H. Robinson Worldwide, Inc.	7,200	291,240
Expeditors International of Washington, Inc.	6,900	489,969
FedEx Corp.	10,300	1,005,486
Forward Air Corp.	7,070	271,842
Hub Group, Inc. Class A (a)	7,811	316,736
United Parcel Service, Inc. Class B	5,500	428,450
UTI Worldwide, Inc.	6,296	612,538
		3,416,261
AIRLINES - 2.1%
Airlines - 2.1%
AirTran Holdings, Inc. (a)	51,300	770,526
Ryanair Holdings PLC sponsored ADR (a)	2,300	114,586
US Airways Group, Inc. (a)	11,100	372,849
		1,257,961
AUTO COMPONENTS - 2.9%
Auto Parts & Equipment - 2.9%
Amerigon, Inc. (a)	79,200	442,728
BorgWarner, Inc.	4,800	288,000
Johnson Controls, Inc.	13,900	965,355
		1,696,083
AUTOMOBILES - 2.4%
Automobile Manufacturers - 2.4%
DaimlerChrysler AG	21,500	1,081,235
Honda Motor Co. Ltd. sponsored ADR	3,900	109,044
Hyundai Motor Co.	1,080	89,106
Toyota Motor Corp. sponsored ADR	1,300	125,775
		1,405,160

	Shares	Value
BUILDING PRODUCTS - 2.1%
Building Products - 2.1%
American Standard Companies, Inc.	13,510	$514,461
Masco Corp.	11,110	330,745
Quixote Corp.	19,533	415,076
		1,260,282
CHEMICALS - 14.6%
Commodity Chemicals - 2.4%
Celanese Corp. Class A	16,800	290,640
Georgia Gulf Corp.	13,600	378,896
Lyondell Chemical Co.	150	3,815
NOVA Chemicals Corp.	4,400	165,974
Pioneer Companies, Inc. (a)	18,300	454,389
Westlake Chemical Corp.	4,700	131,694
		1,425,408
Diversified Chemicals - 4.5%
Ashland, Inc.	8,200	457,150
Dow Chemical Co.	20,100	909,525
E.I. du Pont de Nemours & Co.	13,200	564,300
Eastman Chemical Co.	2,300	127,259
FMC Corp. (a)	12,300	653,991
		2,712,225
Fertilizers & Agricultural Chemicals - 2.4%
Agrium, Inc.	19,200	391,094
Monsanto Co.	6,500	476,255
Mosaic Co. (a)	21,700	293,818
Potash Corp. of Saskatchewan	2,300	167,563
The Scotts Co. Class A	2,000	93,840
		1,422,570
Industrial Gases - 2.9%
Air Products & Chemicals, Inc.	12,500	739,625
Airgas, Inc.	11,700	363,870
Praxair, Inc.	11,600	603,200
		1,706,695
Specialty Chemicals - 2.4%
Albemarle Corp.	8,100	298,080
Chemtura Corp.	25,541	307,769
Cytec Industries, Inc.	3,400	153,986
Ecolab, Inc.	11,000	365,970
H.B. Fuller Co.	100	3,098
Lubrizol Corp.	100	4,221
Minerals Technologies, Inc.	100	5,662
Rohm & Haas Co.	6,300	275,940
		1,414,726
TOTAL CHEMICALS		8,681,624
COMMERCIAL SERVICES & SUPPLIES - 2.1%
Environmental & Facility Services - 0.7%
Republic Services, Inc.	3,900	139,815
Waste Connections, Inc. (a)	5,550	193,362
Common Stocks - continued
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - CONTINUED
Environmental & Facility Services - continued
Waste Management, Inc.	1,100	$32,901
Waste Services, Inc. (a)	14,300	50,622
		416,700
Human Resource & Employment Services - 1.3%
CDI Corp.	15,000	423,600
Robert Half International, Inc.	8,400	321,384
		744,984
Office Services & Supplies - 0.1%
Herman Miller, Inc.	2,534	77,515
TOTAL COMMERCIAL SERVICES & SUPPLIES		1,239,199
COMMUNICATIONS EQUIPMENT - 1.0%
Communications Equipment - 1.0%
Dycom Industries, Inc. (a)	6,500	132,795
Harris Corp.	10,200	454,716
		587,511
CONSTRUCTION & ENGINEERING - 11.9%
Construction & Engineering - 11.9%
Chicago Bridge & Iron Co. NV (NY Shares)	14,800	383,172
Comfort Systems USA, Inc.	16,500	154,935
Fluor Corp.	50,300	3,727,227
Foster Wheeler Ltd. (a)	11,760	409,601
Jacobs Engineering Group, Inc. (a)	2,400	155,928
Perini Corp. (a)	33,700	868,112
Shaw Group, Inc. (a)	32,600	941,814
SNC-Lavalin Group, Inc.	6,500	402,443
URS Corp. (a)	500	21,060
		7,064,292
CONSTRUCTION MATERIALS - 0.9%
Construction Materials - 0.9%
Lafarge North America, Inc.	12	660
Martin Marietta Materials, Inc.	1,300	97,643
Vulcan Materials Co.	6,900	460,230
		558,533
CONTAINERS & PACKAGING - 0.3%
Metal & Glass Containers - 0.3%
Crown Holdings, Inc. (a)	6,100	113,094
Owens-Illinois, Inc. (a)	4,320	93,960
		207,054
DIVERSIFIED CONSUMER SERVICES - 0.1%
Education Services - 0.1%
Education Management Corp. (a)	2,000	67,500
ELECTRICAL EQUIPMENT - 1.1%
Electrical Components & Equipment - 0.8%
AMETEK, Inc.	2,200	93,742

	Shares	Value
Emerson Electric Co.	100	$7,561
NEOMAX Co. Ltd.	6,000	176,257
Rockwell Automation, Inc.	2,700	152,361
Roper Industries, Inc.	1,160	45,704
		475,625
Heavy Electrical Equipment - 0.3%
Shanghai Electric (Group) Corp. (H Shares)	636,000	196,838
TOTAL ELECTRICAL EQUIPMENT		672,463
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.2%
Electronic Equipment & Instruments - 0.2%
FARO Technologies, Inc. (a)	4,900	93,198
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Health Care Equipment - 0.1%
Varian, Inc. (a)	1,200	50,352
HOUSEHOLD DURABLES - 3.7%
Homebuilding - 3.7%
D.R. Horton, Inc.	15,100	535,144
KB Home	9,400	655,838
Pulte Homes, Inc.	4,200	174,846
Ryland Group, Inc.	6,920	495,057
Toll Brothers, Inc. (a)	9,800	337,120
		2,198,005
INDUSTRIAL CONGLOMERATES - 9.1%
Industrial Conglomerates - 9.1%
3M Co.	20,260	1,590,005
General Electric Co.	43,860	1,566,679
Smiths Group PLC	12,000	202,156
Tyco International Ltd.	71,130	2,028,628
		5,387,468
IT SERVICES - 0.6%
IT Consulting & Other Services - 0.6%
Anteon International Corp. (a)	6,600	282,942
SI International, Inc. (a)	2,300	62,445
		345,387
MACHINERY - 12.3%
Construction & Farm Machinery & Heavy Trucks - 8.1%
Bucyrus International, Inc. Class A	15,200	712,880
Caterpillar, Inc.	20,600	1,190,268
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	360	8,345
Deere & Co.	12,800	887,680
Joy Global, Inc.	25,250	1,335,473
Manitowoc Co., Inc.	8,100	405,810
Navistar International Corp. (a)	5,970	169,369
PACCAR, Inc.	42	3,018
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Construction & Farm Machinery & Heavy Trucks - continued
Samsung Heavy Industries Ltd.	350	$5,128
Wabash National Corp.	5,000	99,250
		4,817,221
Industrial Machinery - 4.2%
Actuant Corp. Class A	700	37,135
Albany International Corp. Class A	10,100	385,113
Badger Meter, Inc.	3,200	125,248
Briggs & Stratton Corp.	9,200	332,948
Danaher Corp.	8,800	488,400
Dover Corp.	9,100	368,095
ITT Industries, Inc.	5,600	609,056
Kaydon Corp.	200	6,472
Kennametal, Inc.	2	110
Pall Corp.	100	2,776
Pentair, Inc.	2,960	113,072
		2,468,425
TOTAL MACHINERY		7,285,646
MARINE - 2.0%
Marine - 2.0%
Alexander & Baldwin, Inc.	2,020	101,040
Camillo Eitzen & Co. ASA	14,300	141,684
Odfjell ASA (A Shares)	24,800	475,790
Stolt-Nielsen SA	14,200	464,762
		1,183,276
METALS & MINING - 0.8%
Steel - 0.8%
Allegheny Technologies, Inc.	2,600	85,748
IPSCO, Inc.	3,500	266,299
Oregon Steel Mills, Inc. (a)	5,500	150,425
		502,472
OIL, GAS & CONSUMABLE FUELS - 1.0%
Coal & Consumable Fuels - 0.2%
Massey Energy Co.	3,200	121,440
Oil & Gas Storage & Transport - 0.8%
OMI Corp.	13,400	259,960
Overseas Shipholding Group, Inc.	4,400	224,224
		484,184
TOTAL OIL, GAS & CONSUMABLE FUELS		605,624
ROAD & RAIL - 7.5%
Railroads - 5.9%
Burlington Northern Santa Fe Corp.	20,200	1,336,836

	Shares	Value
Canadian National Railway Co.	14,300	$1,143,191
Norfolk Southern Corp.	23,720	1,049,373
		3,529,400
Trucking - 1.6%
Laidlaw International, Inc.	22,200	479,964
Landstar System, Inc.	10,736	462,077
		942,041
TOTAL ROAD & RAIL		4,471,441
SPECIALTY RETAIL - 0.4%
Computer & Electronics Retail - 0.0%
Gamestop Corp. Class B (a)	1,000	31,400
Home Improvement Retail - 0.4%
Sherwin-Williams Co.	4,900	214,816
TOTAL SPECIALTY RETAIL		246,216
TRADING COMPANIES & DISTRIBUTORS - 2.7%
Trading Companies & Distributors - 2.7%
Fastenal Co.	2,400	95,280
Finning International, Inc.	11,400	357,701
MSC Industrial Direct Co., Inc. Class A	1,500	58,635
UAP Holding Corp.	7,500	142,350
United Rentals, Inc. (a)	6,200	131,192
Watsco, Inc.	2,500	156,875
WESCO International, Inc. (a)	15,900	663,825
		1,605,858
TOTAL COMMON STOCKS (Cost $48,194,331)		58,482,507
Nonconvertible Preferred Stocks - 0.0%

AEROSPACE & DEFENSE - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC Series B (Cost $1,027)	618,534	1,097
Money Market Funds - 0.4%
Fidelity Cash Central Fund, 4.08% (b)	69,023	69,023
Fidelity Securities Lending Cash Central Fund, 4.09% (b)(c)	155,000	155,000
TOTAL MONEY MARKET FUNDS (Cost $224,023)		224,023
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $48,419,381)	58,707,627
NET OTHER ASSETS - 1.2%	715,465
NET ASSETS - 100%	$59,423,092
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
Affiliated Central Funds
Information regarding income received by the fund from the affiliated Central funds during the period is as follows:
Fund	Income Received
Fidelity Cash Central Fund	$16,568
Fidelity Securities Lending Cash Central Fund	4,476
Total	$21,044
Income Tax Information

At November 30, 2005, the aggregate cost of investment securities for income tax purposes was $48,585,618. Net unrealized appreciation aggregated $10,122,009, of which $10,753,623 related to appreciated investment securities and $631,614 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Defense and Aerospace Portfolio

November 30, 2005

DEF-QTLY-0106

1.810679.101

Investments November 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
AEROSPACE & DEFENSE - 77.7%
Aerospace & Defense - 77.7%
AAR Corp. (a)	524,200	$10,976,748
Alliant Techsystems, Inc. (a)	376,655	28,580,581
Aviall, Inc. (a)	55,800	1,713,060
BE Aerospace, Inc. (a)	354,250	6,206,460
DRS Technologies, Inc.	370,700	18,312,580
EDO Corp.	101,900	2,713,597
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	52,100	1,964,691
Essex Corp. (a)	23,900	455,295
GenCorp, Inc. (non-vtg.) (a)	765,300	13,974,378
General Dynamics Corp.	237,100	27,100,530
Goodrich Corp.	1,331,050	51,272,046
Hexcel Corp. (a)	174,700	2,905,261
Honeywell International, Inc.	1,624,700	59,366,538
K&F Industries Holdings, Inc.	266,000	4,101,720
L-3 Communications Holdings, Inc.	613,200	45,683,400
Lockheed Martin Corp.	520,300	31,530,180
Meggitt PLC	930,396	5,386,840
MTC Technologies, Inc. (a)	175,902	5,764,309
MTU Aero Engines Holding AG	9,200	287,404
NCI, Inc. Class A	140,000	1,680,000
Northrop Grumman Corp.	575,548	33,019,189
Orbital Sciences Corp. (a)	1,297,392	15,646,548
Precision Castparts Corp.	1,052,100	53,646,579
Raytheon Co.	865,652	33,258,350
Rockwell Collins, Inc.	847,000	38,707,900
The Boeing Co.	720,500	49,130,895
Triumph Group, Inc. (a)	199,800	7,582,410
United Technologies Corp.	1,162,100	62,567,463
		613,534,952
COMMUNICATIONS EQUIPMENT - 6.3%
Communications Equipment - 6.3%
Anaren, Inc. (a)	109,700	1,574,195
Harris Corp.	916,400	40,853,112
Powerwave Technologies, Inc. (a)	80,932	1,016,506
REMEC, Inc.	235,064	275,025
ViaSat, Inc. (a)	233,400	6,453,510
		50,172,348
ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.5%
Electronic Equipment & Instruments - 0.9%
Aeroflex, Inc. (a)	628,300	6,892,451
Electronic Manufacturing Services - 3.6%
Mercury Computer Systems, Inc. (a)	85,700	1,712,286
Trimble Navigation Ltd. (a)	830,250	27,049,545
		28,761,831
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		35,654,282

	Shares	Value
INDUSTRIAL CONGLOMERATES - 3.0%
Industrial Conglomerates - 3.0%
General Electric Co.	438,000	$15,645,360
Smiths Group PLC	250,000	4,211,576
Textron, Inc.	52,500	4,142,250
		23,999,186
IT SERVICES - 2.3%
IT Consulting & Other Services - 2.3%
SRA International, Inc. Class A (a)	585,800	17,943,054
MEDIA - 5.1%
Broadcasting & Cable TV - 5.1%
EchoStar Communications Corp. Class A	1,320,100	34,111,384
The DIRECTV Group, Inc. (a)	441,511	5,823,530
		39,934,914
TOTAL COMMON STOCKS (Cost $635,307,543)		781,238,736
Money Market Funds - 3.8%

Fidelity Cash Central Fund, 4.08% (b)	15,159,995	15,159,995
Fidelity Securities Lending Cash Central Fund, 4.09% (b)(c)	14,893,100	14,893,100
TOTAL MONEY MARKET FUNDS (Cost $30,053,095)		30,053,095
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $665,360,638)	811,291,831
NET OTHER ASSETS - (2.7)%	(21,269,970)
NET ASSETS - 100%	$790,021,861
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
Affiliated Central Funds
Information regarding income received by the fund from the affiliated Central funds during the period is as follows:
Fund	Income Received
Fidelity Cash Central Fund	$880,990
Fidelity Securities Lending Cash Central Fund	51,803
Total	$932,793
Income Tax Information

At November 30, 2005, the aggregate cost of investment securities for income tax purposes was $665,850,554. Net unrealized appreciation aggregated $145,441,277, of which $162,217,469 related to appreciated investment securities and $16,776,192 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Developing

Communications Portfolio

November 30, 2005

DEV-QTLY-0106

1.810680.101

Investments November 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 66.5%
Communications Equipment - 66.5%
3Com Corp. (a)	585,700	$2,120,234
ADC Telecommunications, Inc. (a)	125,800	2,570,094
Adtran, Inc.	67,600	1,998,256
Alcatel SA sponsored ADR (a)	1,175,800	14,509,372
Andrew Corp. (a)	163,900	1,791,427
Arris Group, Inc. (a)	134,900	1,311,228
AudioCodes Ltd. (a)	491,990	5,077,337
Avaya, Inc. (a)	597,900	7,126,968
Bookham, Inc. (a)	420,128	1,974,602
C-COR, Inc. (a)	33,600	190,512
Carrier Access Corp. (a)	94,300	457,355
CIENA Corp. (a)	2,784,444	8,325,488
Comtech Group, Inc. (a)	97,800	577,998
Comverse Technology, Inc. (a)	285,256	7,476,560
Corning, Inc. (a)	1,208,800	24,478,200
CSR PLC (a)	134,000	1,954,950
ECI Telecom Ltd. (a)	234,300	2,017,323
Extreme Networks, Inc. (a)	495,800	2,439,336
F5 Networks, Inc. (a)	200,700	10,602,981
Foundry Networks, Inc. (a)	76,200	1,058,418
Foxconn International Holdings Ltd.	80,000	104,196
InterDigital Communication Corp. (a)	2,800	54,544
Ixia (a)	195,700	2,696,746
JDS Uniphase Corp. (a)	2,396,700	6,159,519
Juniper Networks, Inc. (a)	1,057,459	23,782,253
Lucent Technologies, Inc. (a)	1,426,900	3,981,051
Motorola, Inc.	268,100	6,458,529
MRV Communications, Inc. (a)	755,335	1,374,710
NMS Communications Corp. (a)	1,115,300	4,371,976
Nokia Corp. sponsored ADR	2,296,600	39,225,928
Nortel Networks Corp. (a)	8,758,300	25,399,070
Orckit Communications Ltd. (a)	9,800	199,332
Polycom, Inc. (a)	68,100	1,117,521
Powerwave Technologies, Inc. (a)	68,700	862,872
QUALCOMM, Inc.	745,400	33,893,338
RADWARE Ltd. (a)	107,800	2,036,342
Research In Motion Ltd. (a)	547,700	33,271,912
Riverstone Networks, Inc. (a)	3,706,000	1,834,470
Sonus Networks, Inc. (a)	1,030,496	4,235,339
Symmetricom, Inc. (a)	261,100	2,287,236
Tekelec (a)	233,100	3,030,300
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	1,848	60,208
Tellabs, Inc. (a)	279,400	2,866,644
Telson Electronics Co. Ltd. (a)	850,529	0
Terayon Communication Systems, Inc. (a)	187,000	387,090
TomTom Group BV	10,800	391,496
Tut Systems, Inc. (a)	109,700	335,682
		298,476,943

	Shares	Value
COMPUTERS & PERIPHERALS - 0.8%
Computer Hardware - 0.8%
Compal Electronics, Inc.	240,559	$211,379
Concurrent Computer Corp. (a)	1,645,478	3,258,046
NEC Corp. sponsored ADR	700	4,214
		3,473,639
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.4%
Integrated Telecommunication Services - 0.4%
Philippine Long Distance Telephone Co. sponsored ADR	57,300	1,810,680
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.1%
Electronic Equipment & Instruments - 1.7%
Aeroflex, Inc. (a)	149,500	1,640,015
Applied Films Corp. (a)	98,400	1,970,952
AU Optronics Corp. sponsored ADR	48,958	707,443
Chi Mei Optoelectronics Corp.	396,582	482,186
Dolby Laboratories, Inc. Class A	79,700	1,358,885
HannStar Display Corp.	2,368,000	494,577
Photon Dynamics, Inc. (a)	60,500	1,113,200
		7,767,258
Electronic Manufacturing Services - 0.4%
Molex, Inc.	25,700	688,503
Trimble Navigation Ltd. (a)	30,900	1,006,722
		1,695,225
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		9,462,483
HOUSEHOLD DURABLES - 0.4%
Consumer Electronics - 0.4%
Garmin Ltd.	3,800	209,380
Thomson SA	70,900	1,452,628
		1,662,008
INTERNET SOFTWARE & SERVICES - 11.5%
Internet Software & Services - 11.5%
Digital River, Inc. (a)	132,200	3,426,624
Google, Inc. Class A (sub. vtg.) (a)	96,630	39,134,184
Openwave Systems, Inc. (a)	549,719	9,130,833
		51,691,641
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.6%
Semiconductor Equipment - 0.8%
ASE Test Ltd. (a)	77,400	486,846
EMCORE Corp. (a)	30,000	184,200
MEMC Electronic Materials, Inc. (a)	87,100	1,949,298
Teradyne, Inc. (a)	55,800	816,354
		3,436,698
Semiconductors - 7.8%
Advanced Analogic Technologies, Inc.	121,600	1,675,648
Agere Systems, Inc. (a)	81,590	1,075,356
AMIS Holdings, Inc. (a)	35,900	357,923
Applied Micro Circuits Corp. (a)	739,868	1,953,252
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
ARM Holdings PLC sponsored ADR	273,000	$1,717,170
ATI Technologies, Inc. (a)	130,300	2,125,774
Exar Corp. (a)	6,701	82,824
Freescale Semiconductor, Inc. Class A (a)	441,700	11,373,775
Ikanos Communications, Inc.	1,700	23,817
Intersil Corp. Class A	10,449	268,017
Marvell Technology Group Ltd. (a)	16,500	916,410
Microtune, Inc. (a)	276,300	1,351,107
Mindspeed Technologies, Inc. (a)	2,821,005	5,190,649
O2Micro International Ltd. sponsored ADR (a)	168,800	1,929,384
PowerDsine Ltd. (a)	46,000	394,220
Sigma Designs, Inc. (a)	8,312	116,617
SiRF Technology Holdings, Inc. (a)	7,600	210,672
STATS ChipPAC Ltd. sponsored ADR (a)	121,200	803,556
Vimicro International Corp. sponsored ADR	57,000	484,500
Vitesse Semiconductor Corp. (a)	1,092,400	2,304,964
Volterra Semiconductor Corp. (a)	55,100	695,362
		35,050,997
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		38,487,695
SOFTWARE - 2.3%
Application Software - 2.0%
Catapult Communications Corp. (a)	42,242	714,312
JAMDAT Mobile, Inc. (a)	61,690	1,410,850
NAVTEQ Corp. (a)	5,100	214,200
Portal Software, Inc. (a)	224,300	527,105
Ulticom, Inc. (a)	539,478	6,214,787
		9,081,254
Home Entertainment Software - 0.3%
Ubisoft Entertainment SA (a)	23,600	1,077,780
TOTAL SOFTWARE		10,159,034
WIRELESS TELECOMMUNICATION SERVICES - 7.2%
Wireless Telecommunication Services - 7.2%
Crown Castle International Corp. (a)	54,600	1,496,040
MTN Group Ltd.	154,700	1,292,458
Nextel Partners, Inc. Class A (a)	198,700	5,265,550
NII Holdings, Inc. (a)	90,000	3,910,500

	Shares	Value
Sprint Nextel Corp.	752,800	$18,850,112
Wireless Facilities, Inc. (a)	322,769	1,788,140
		32,602,800
TOTAL COMMON STOCKS (Cost $465,058,110)		447,826,923
Convertible Preferred Stocks - 0.0%

COMMUNICATIONS EQUIPMENT - 0.0%
Communications Equipment - 0.0%
Procket Networks, Inc. Series C (a)(d) (Cost $1,293,756)	131,000	1
Money Market Funds - 2.3%

Fidelity Cash Central Fund, 4.08% (b)	542,481	542,481
Fidelity Securities Lending Cash Central Fund, 4.09% (b)(c)	9,942,360	9,942,360
TOTAL MONEY MARKET FUNDS (Cost $10,484,841)		10,484,841
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $476,836,707)	458,311,765
NET OTHER ASSETS - (2.1)%	(9,359,549)
NET ASSETS - 100%	$448,952,216
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.

(d)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Procket Networks, Inc. Series C	12/26/00	$1,293,756
Affiliated Central Funds
Information regarding income received by the fund from the affiliated Central funds during the period is as follows:
Fund	Income Received
Fidelity Cash Central Fund	$127,763
Fidelity Securities Lending Cash Central Fund	224,663
Total	$352,426
Income Tax Information

At November 30, 2005, the aggregate cost of investment securities for income tax purposes was $481,227,915. Net unrealized depreciation aggregated $22,916,150, of which $45,032,407 related to appreciated investment securities and $67,948,557 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Electronics Portfolio

November 30, 2005

ELE-QTLY-0106

1.810682.101

Investments November 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
BUILDING PRODUCTS - 0.3%
Building Products - 0.3%
Asahi Glass Co. Ltd.	700,000	$8,061,757
CHEMICALS - 1.2%
Specialty Chemicals - 1.2%
Nitto Denko Corp.	200,000	13,720,009
Tokuyama Corp.	1,500,000	17,312,748
		31,032,757
COMMUNICATIONS EQUIPMENT - 3.4%
Communications Equipment - 3.4%
CSR PLC (a)	1,500,000	21,883,764
Motorola, Inc.	2,500,000	60,225,000
QUALCOMM, Inc.	200,000	9,094,000
		91,202,764
COMPUTERS & PERIPHERALS - 2.6%
Computer Hardware - 0.9%
Acer, Inc.	5,000,000	11,084,424
Dell, Inc. (a)	200,000	6,032,000
Quanta Computer, Inc.	5,000,000	7,668,094
		24,784,518
Computer Storage & Peripherals - 1.7%
Hutchinson Technology, Inc. (a)	200,000	5,718,000
Mobility Electronics, Inc. (a)	400,000	4,496,000
Seagate Technology	1,600,000	30,272,000
TPV Technology Ltd.	4,000,000	3,378,640
		43,864,640
TOTAL COMPUTERS & PERIPHERALS		68,649,158
ELECTRICAL EQUIPMENT - 1.7%
Electrical Components & Equipment - 1.7%
Evergreen Solar, Inc. (a)	2,300,000	27,623,000
Motech Industries, Inc.	1,660,000	18,746,848
		46,369,848
ELECTRONIC EQUIPMENT & INSTRUMENTS - 12.0%
Electronic Equipment & Instruments - 3.2%
Agilent Technologies, Inc. (a)	300,000	10,698,000
Amphenol Corp. Class A	600,000	25,062,000
AU Optronics Corp. sponsored ADR	2,500,000	36,125,000
Kyocera Corp. sponsored ADR	50,000	3,425,000
Sunpower Corp. Class A	2,100	52,500
Vishay Intertechnology, Inc. (a)	800,000	10,264,000
		85,626,500
Electronic Manufacturing Services - 4.7%
Flextronics International Ltd. (a)	2,500,000	25,800,000
Hon Hai Precision Industry Co. Ltd. (Foxconn)	20,000,000	101,147,230
		126,947,230

	Shares	Value
Technology Distributors - 4.1%
Arrow Electronics, Inc. (a)	1,800,000	$55,800,000
Avnet, Inc. (a)	1,900,014	42,750,315
Wolfson Microelectronics PLC (a)	2,000,000	9,997,088
		108,547,403
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		321,121,133
HOUSEHOLD DURABLES - 1.0%
Consumer Electronics - 1.0%
Koninklijke Philips Electronics NV (NY Shares)	250,000	6,985,000
LG Electronics, Inc.	100,000	7,575,900
Sharp Corp.	750,000	11,616,942
		26,177,842
INTERNET & CATALOG RETAIL - 0.0%
Catalog Retail - 0.0%
Insight Enterprises, Inc. (a)	44,400	924,852
OFFICE ELECTRONICS - 0.6%
Office Electronics - 0.6%
Canon, Inc. sponsored ADR	300,000	16,881,000
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 73.7%
Semiconductor Equipment - 11.3%
Amkor Technology, Inc. (a)	1,300,000	8,060,000
Applied Materials, Inc.	2,600,000	47,086,000
ASML Holding NV (NY Shares) (a)	3,300,000	63,228,000
ATMI, Inc. (a)	300,000	8,583,000
Axcelis Technologies, Inc. (a)	74,600	353,604
Cohu, Inc.	500,000	13,335,000
Entegris, Inc. (a)	1,000,000	10,100,000
FormFactor, Inc. (a)	500,000	14,030,000
KLA-Tencor Corp.	1,100,000	56,309,000
Lam Research Corp. (a)	700,000	26,278,000
MEMC Electronic Materials, Inc. (a)	1,250,000	27,975,000
MKS Instruments, Inc. (a)	300,000	5,661,000
Varian Semiconductor Equipment Associates, Inc. (a)	200,000	8,804,000
Veeco Instruments, Inc. (a)	600,000	10,626,000
		300,428,604
Semiconductors - 62.4%
Altera Corp. (a)	6,400,000	116,864,000
AMIS Holdings, Inc. (a)	1,500,000	14,955,000
Analog Devices, Inc.	5,000,000	189,600,000
ARM Holdings PLC sponsored ADR	8,000,000	50,320,000
ATI Technologies, Inc. (a)	1,000,000	16,314,458
Broadcom Corp. Class A (a)	150,000	6,981,000
Chartered Semiconductor Manufacturing Ltd. sponsored ADR (a)	1,500,000	11,265,000
Cree, Inc. (a)	250,000	6,707,500
Cypress Semiconductor Corp. (a)	1,100,000	16,500,000
Exar Corp. (a)	200,000	2,472,000
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Freescale Semiconductor, Inc.:
Class A (a)	1,001,400	$25,786,050
Class B (a)	1,007,248	25,986,998
Holtek Semiconductor, Inc.	4,859,000	6,596,485
Intel Corp.	12,000,000	320,159,998
Intersil Corp. Class A	400,000	10,260,000
Linear Technology Corp.	3,500,000	130,585,000
LSI Logic Corp. (a)	600,000	4,926,000
Marvell Technology Group Ltd. (a)	2,000,000	111,080,000
Maxim Integrated Products, Inc.	3,300,000	120,615,000
Microchip Technology, Inc.	400,000	13,344,000
Mindspeed Technologies, Inc. (a)	4,000,000	7,360,000
National Semiconductor Corp.	7,800,000	201,864,000
O2Micro International Ltd. sponsored ADR (a)	300,000	3,429,000
ON Semiconductor Corp. (a)	2,500,000	14,500,000
PMC-Sierra, Inc. (a)	3,362,900	26,466,023
Saifun Semiconductors Ltd.	3,000	86,700
Samsung Electronics Co. Ltd.	120,000	69,166,235
Siliconware Precision Industries Co. Ltd. sponsored ADR	1,500,002	7,920,011
STATS ChipPAC Ltd. sponsored ADR (a)	1,500,000	9,945,000
Sumco Corp.	5,300	204,348
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,500,000	23,950,000
Texas Instruments, Inc.	2,600,000	84,448,000
Trident Microsystems, Inc. (a)	200,000	3,768,000
Volterra Semiconductor Corp. (a)	1,000,000	12,620,000
		1,667,045,806
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		1,967,474,410
SOFTWARE - 0.6%
Application Software - 0.6%
Cadence Design Systems, Inc. (a)	500,000	8,570,000
Synopsys, Inc. (a)	400,000	7,808,000
		16,378,000
SPECIALTY RETAIL - 0.2%
Computer & Electronics Retail - 0.2%
Gamestop Corp. Class B (a)	160,000	5,024,000
TOTAL COMMON STOCKS (Cost $2,434,411,947)		2,599,297,521
Convertible Preferred Stocks - 0.0%

COMMUNICATIONS EQUIPMENT - 0.0%
Communications Equipment - 0.0%
Procket Networks, Inc. Series C (a)(e) (Cost $2,469,000)	250,000	3
Convertible Bonds - 0.2%
	Principal Amount	Value
ELECTRICAL EQUIPMENT - 0.2%
Electrical Components & Equipment - 0.2%
Evergreen Solar, Inc. 4.375% 7/1/12 (d) (Cost $2,980,000)	$2,980,000	$5,080,900
Money Market Funds - 5.4%
	Shares
Fidelity Cash Central Fund, 4.08% (b)	81,932,954	81,932,954
Fidelity Securities Lending Cash Central Fund, 4.09% (b)(c)	61,371,800	61,371,800
TOTAL MONEY MARKET FUNDS (Cost $143,304,754)		143,304,754
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $2,583,165,701)	2,747,683,178
NET OTHER ASSETS - (2.9)%	(76,273,805)
NET ASSETS - 100%	$2,671,409,373
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.

(d)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,080,900 or 0.2% of net assets.

(e)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Procket Networks, Inc. Series C	11/15/00	$2,469,000
Affiliated Central Funds
Information regarding income received by the fund from the affiliated Central funds during the period is as follows:
Fund	Income Received
Fidelity Cash Central Fund	$1,094,284
Fidelity Securities Lending Cash Central Fund	282,747
Total	$1,377,031
Income Tax Information

At November 30, 2005, the aggregate cost of investment securities for income tax purposes was $2,596,225,171. Net unrealized appreciation aggregated $151,458,007, of which $318,399,739 related to appreciated investment securities and $166,941,732 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Energy Portfolio

November 30, 2005

ENE-QTLY-0106

1.810683.101

Investments November 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CHEMICALS - 0.3%
Diversified Chemicals - 0.3%
Ashland, Inc.	119,400	$6,656,550
COMMERCIAL SERVICES & SUPPLIES - 0.2%
Human Resource & Employment Services - 0.2%
CDI Corp.	171,200	4,834,688
CONSTRUCTION & ENGINEERING - 0.7%
Construction & Engineering - 0.7%
Fluor Corp.	134,900	9,996,090
Jacobs Engineering Group, Inc. (a)	39,600	2,572,812
JGC Corp.	202,000	3,675,026
		16,243,928
CONTAINERS & PACKAGING - 0.7%
Paper Packaging - 0.7%
Smurfit-Stone Container Corp. (a)	1,317,660	16,694,752
ELECTRIC UTILITIES - 1.0%
Electric Utilities - 1.0%
Allegheny Energy, Inc. (a)	169,000	4,703,270
Edison International	88,600	3,997,632
Exelon Corp.	256,600	13,353,464
		22,054,366
ELECTRICAL EQUIPMENT - 0.2%
Heavy Electrical Equipment - 0.2%
Vestas Wind Systems AS (a)	254,100	3,788,068
ENERGY EQUIPMENT & SERVICES - 39.1%
Oil & Gas Drilling - 7.8%
AKITA Drilling Ltd. Class A (non-vtg.)	623,800	11,390,921
Cathedral Energy Services Income Trust	915,200	7,830,336
Diamond Offshore Drilling, Inc.	310,500	19,431,090
ENSCO International, Inc.	64,400	3,049,984
GlobalSantaFe Corp.	1,144,200	51,900,912
Noble Corp.	206,400	14,875,248
Patterson-UTI Energy, Inc.	686,500	21,446,260
Pride International, Inc. (a)	814,200	24,255,018
Rowan Companies, Inc.	20,700	742,716
Stoneham Drilling Trust	189,600	3,697,887
TODCO Class A	334,600	13,909,322
Union Drilling, Inc.	123,000	1,790,880
		174,320,574
Oil & Gas Equipment & Services - 31.3%
Baker Hughes, Inc.	625,250	35,858,088
BJ Services Co.	2,484,900	91,071,585
Cooper Cameron Corp. (a)	82,000	6,529,660
Core Laboratories NV (a)	274,200	10,008,300
Dawson Geophysical Co. (a)	198,400	6,102,784
Dril-Quip, Inc. (a)	6,100	311,100
Grant Prideco, Inc. (a)	552,800	21,221,992
Halliburton Co.	2,543,400	161,887,408
Hydril Co. (a)	107,700	6,903,570

	Shares	Value
NATCO Group, Inc. Class A (a)	218,400	$5,066,880
National Oilwell Varco, Inc. (a)	2,293,250	139,016,815
NS Group, Inc. (a)	58,900	2,417,256
Oil States International, Inc. (a)	13,400	456,404
RPC, Inc.	258,100	8,568,920
Savanna Energy Services Corp. (a)	385,200	8,873,354
Schlumberger Ltd. (NY Shares)	1,196,280	114,519,884
Smith International, Inc.	1,580,300	59,719,537
Superior Energy Services, Inc. (a)	379,500	8,261,715
Veritas DGC, Inc. (a)	279,900	9,152,730
		695,947,982
TOTAL ENERGY EQUIPMENT & SERVICES		870,268,556
GAS UTILITIES - 0.9%
Gas Utilities - 0.9%
Questar Corp.	215,900	16,097,504
Xinao Gas Holdings Ltd.	5,642,000	4,329,031
		20,426,535
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 1.9%
Independent Power & Energy Trade - 1.9%
AES Corp. (a)	1,110,700	17,515,739
NRG Energy, Inc. (a)	111,700	4,877,939
TXU Corp.	185,500	19,037,865
		41,431,543
MACHINERY - 0.1%
Construction & Farm Machinery & Heavy Trucks - 0.1%
Joy Global, Inc.	53,000	2,803,170
METALS & MINING - 0.1%
Steel - 0.1%
Hitachi Metals Ltd.	272,000	2,678,573
MULTI-UTILITIES - 0.9%
Multi-Utilities - 0.9%
Dominion Resources, Inc.	271,200	20,597,640
OIL, GAS & CONSUMABLE FUELS - 53.4%
Coal & Consumable Fuels - 5.1%
Arch Coal, Inc.	325,500	25,076,520
CONSOL Energy, Inc.	758,400	49,083,648
Peabody Energy Corp.	505,900	39,895,274
		114,055,442
Integrated Oil & Gas - 21.1%
Amerada Hess Corp.	545,800	66,871,416
BG Group PLC sponsored ADR	633,100	29,635,411
BP PLC sponsored ADR	476,400	31,366,176
Chevron Corp.	1,127,332	64,607,397
ConocoPhillips	1,490,072	90,164,257
ENI Spa sponsored ADR	1,100	149,171
Exxon Mobil Corp.	1,056,010	61,280,260
Marathon Oil Corp.	3,137	185,993
MOL Magyar Olay-es Gazipari RT GDR	89,552	8,596,992
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Integrated Oil & Gas - continued
Occidental Petroleum Corp.	395,300	$31,347,290
OMV AG	190,900	10,547,740
Repsol YPF SA sponsored ADR	189,600	5,596,992
Royal Dutch Shell PLC Class A sponsored ADR	1,300	80,106
Total SA sponsored ADR	560,100	69,838,869
		470,268,070
Oil & Gas Exploration & Production - 17.1%
Apache Corp.	329,800	21,529,344
Blackrock Ventures, Inc. (a)	516,500	4,627,224
Brigham Exploration Co. (a)	207,200	2,536,128
Burlington Resources, Inc.	508,600	36,746,350
Cabot Oil & Gas Corp.	116,500	4,917,465
Canadian Natural Resources Ltd.	1,339,200	60,699,991
Chesapeake Energy Corp.	1,408,400	40,773,180
Comstock Resources, Inc. (a)	133,000	4,079,110
Devon Energy Corp.	94,400	5,682,880
EnCana Corp.	213,876	9,492,358
EOG Resources, Inc.	58,600	4,204,550
Forest Oil Corp. (a)	363,300	16,279,473
Gastar Exploration Ltd. (a)	1,123,600	3,930,120
Houston Exploration Co. (a)	364,800	19,939,968
Kerr-McGee Corp.	62,500	5,403,125
Newfield Exploration Co. (a)	253,500	11,726,910
Nexen, Inc.	68,000	2,987,115
Pioneer Natural Resources Co.	17,500	891,275
Plains Exploration & Production Co. (a)	480,700	20,381,680
Quicksilver Resources, Inc. (a)	261,800	9,911,748
Range Resources Corp.	746,600	27,803,384
Talisman Energy, Inc.	520,600	24,890,790
Ultra Petroleum Corp. (a)	789,400	42,453,932
		381,888,100
Oil & Gas Refining & Marketing - 8.7%
ERG Spa	137,700	3,391,025
Frontier Oil Corp.	338,600	12,758,448
Giant Industries, Inc. (a)	125,800	6,749,170
Holly Corp.	287,900	17,510,078
Neste Oil Oyj	432,550	12,671,303
Nippon Oil Corp.	1,419,600	10,318,979

	Shares	Value
Polski Koncern Naftowy Orlen SA unit	4,000	$144,920
Sunoco, Inc.	372,200	28,733,840
Tesoro Corp.	85,800	4,725,006
Tupras-Turkiye Petrol Rafinerileri AS	360,200	6,319,764
Valero Energy Corp.	903,616	86,927,859
World Fuel Services Corp.	75,300	2,586,555
		192,836,947
Oil & Gas Storage & Transport - 1.4%
OMI Corp.	1,051,500	20,399,100
Overseas Shipholding Group, Inc.	181,100	9,228,856
Teekay Shipping Corp.	3,100	131,409
Williams Companies, Inc.	8,600	184,900
		29,944,265
TOTAL OIL, GAS & CONSUMABLE FUELS		1,188,992,824
TOTAL COMMON STOCKS (Cost $1,775,137,779)		2,217,471,193
Money Market Funds - 7.1%

Fidelity Securities Lending Cash Central Fund, 4.09% (b)(c) (Cost $157,327,550)	157,327,550	157,327,550
TOTAL INVESTMENT PORTFOLIO - 106.6% (Cost $1,932,465,329)	2,374,798,743
NET OTHER ASSETS - (6.6)%	(146,300,619)
NET ASSETS - 100%	$2,228,498,124
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
Affiliated Central Funds
Information regarding income received by the fund from the affiliated Central funds during the period is as follows:
Fund	Income Received
Fidelity Cash Central Fund	$1,390,721
Fidelity Securities Lending Cash Central Fund	302,845
Total	$1,693,566
Income Tax Information

At November 30, 2005, the aggregate cost of investment securities for income tax purposes was $1,937,879,898. Net unrealized appreciation aggregated $436,918,845, of which $462,867,073 related to appreciated investment securities and $25,948,228 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Energy Service Portfolio

November 30, 2005

ENS-QTLY-0106

1.810703.101

Investments November 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSTRUCTION & ENGINEERING - 0.5%
Construction & Engineering - 0.5%
McDermott International, Inc. (a)	173,100	$7,245,966
ENERGY EQUIPMENT & SERVICES - 94.5%
Oil & Gas Drilling - 29.4%
Diamond Offshore Drilling, Inc.	759,100	47,504,478
GlobalSantaFe Corp.	1,207,010	54,749,974
Helmerich & Payne, Inc.	178,000	10,327,560
Nabors Industries Ltd. (a)	890,377	62,335,294
Noble Corp.	777,250	56,016,408
Patterson-UTI Energy, Inc.	1,575,200	49,209,248
Pride International, Inc. (a)	1,702,986	50,731,953
TODCO Class A	403,900	16,790,123
Transocean, Inc. (a)	646,927	41,299,820
Trinidad Energy Services Income Trust	222,300	3,043,535
		392,008,393
Oil & Gas Equipment & Services - 65.1%
Allis-Chalmers Energy, Inc.	180,400	1,959,144
Baker Hughes, Inc.	1,242,836	71,276,645
BJ Services Co.	2,648,874	97,081,232
Cal Dive International, Inc. (a)	378,300	27,468,363
Core Laboratories NV (a)	248,000	9,052,000
Dril-Quip, Inc. (a)	128,500	6,553,500
Grant Prideco, Inc. (a)	1,232,305	47,308,189
Halliburton Co.	2,128,967	135,508,747
Hornbeck Offshore Services, Inc. (a)	393,400	12,887,784
Hydril Co. (a)	57,900	3,711,390
Input/Output, Inc. (a)	363,900	2,707,416
Key Energy Services, Inc. (a)	113,700	1,603,170
Lone Star Technologies, Inc. (a)	317,300	15,547,700
Maverick Tube Corp. (a)	229,000	8,713,450
National Oilwell Varco, Inc. (a)	1,677,231	101,673,743
NS Group, Inc. (a)	120,200	4,933,008
Oceaneering International, Inc. (a)	278,000	14,178,000
Oil States International, Inc. (a)	809,200	27,561,352
Pason Systems, Inc.	150,200	3,604,182
RPC, Inc.	582,900	19,352,280
Savanna Energy Services Corp. (a)	309,500	7,129,551
Schlumberger Ltd. (NY Shares)	1,230,645	117,809,646
Smith International, Inc.	1,251,256	47,284,964
Superior Energy Services, Inc. (a)	644,500	14,030,765
TETRA Technologies, Inc. (a)	106,900	3,132,170

	Shares	Value
Veritas DGC, Inc. (a)	341,700	$11,173,590
Weatherford International Ltd. (a)	782,805	54,412,776
		867,654,757
TOTAL ENERGY EQUIPMENT & SERVICES		1,259,663,150
OIL, GAS & CONSUMABLE FUELS - 3.8%
Oil & Gas Exploration & Production - 3.0%
Forest Oil Corp. (a)	293,100	13,133,811
Quicksilver Resources, Inc. (a)	345,500	13,080,630
Range Resources Corp.	360,300	13,417,572
		39,632,013
Oil & Gas Refining & Marketing - 0.8%
Valero Energy Corp.	113,500	10,918,700
TOTAL OIL, GAS & CONSUMABLE FUELS		50,550,713
TOTAL COMMON STOCKS (Cost $833,423,525)		1,317,459,829
Money Market Funds - 1.4%

Fidelity Cash Central Fund, 4.08% (b)	10,776,255	10,776,255
Fidelity Securities Lending Cash Central Fund, 4.09% (b)(c)	7,893,700	7,893,700
TOTAL MONEY MARKET FUNDS (Cost $18,669,955)		18,669,955
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $852,093,480)	1,336,129,784
NET OTHER ASSETS - (0.2)%	(2,752,628)
NET ASSETS - 100%	$1,333,377,156
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
Affiliated Central Funds
Information regarding income received by the fund from the affiliated Central funds during the period is as follows:
Fund	Income Received
Fidelity Cash Central Fund	$1,017,723
Fidelity Securities Lending Cash Central Fund	91,630
Total	$1,109,353
Income Tax Information

At November 30, 2005, the aggregate cost of investment securities for income tax purposes was $854,450,212. Net unrealized appreciation aggregated $481,679,572, of which $486,048,515 related to appreciated investment securities and $4,368,943 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Environmental Portfolio

November 30, 2005

ENV-QTLY-0106

1.810704.101

Investments November 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CHEMICALS - 10.9%
Commodity Chemicals - 0.4%
Calgon Carbon Corp.	13,300	$76,608
Specialty Chemicals - 10.5%
Ecolab, Inc.	33,200	1,104,564
Nalco Holding Co.	46,000	773,720
		1,878,284
TOTAL CHEMICALS		1,954,892
COMMERCIAL SERVICES & SUPPLIES - 27.3%
Diversified Commercial & Professional Services - 3.7%
Tetra Tech, Inc. (a)	43,000	670,800
Environmental & Facility Services - 23.6%
Casella Waste Systems, Inc. Class A (a)	44,400	543,456
Clean Harbors, Inc. (a)	7,500	216,450
Marsulex, Inc. (a)	23,700	154,417
Republic Services, Inc.	22,000	788,700
Waste Connections, Inc. (a)	19,600	682,864
Waste Management, Inc.	61,093	1,827,292
		4,213,179
TOTAL COMMERCIAL SERVICES & SUPPLIES		4,883,979
ELECTRIC UTILITIES - 3.1%
Electric Utilities - 3.1%
Edison International	12,400	559,488
ELECTRICAL EQUIPMENT - 2.3%
Electrical Components & Equipment - 1.2%
FuelCell Energy, Inc. (a)	12,000	101,160
Hydrogenics Corp. (a)	41,300	114,009
		215,169
Heavy Electrical Equipment - 1.1%
Capstone Turbine Corp. (a)	43,400	147,126
Plug Power, Inc. (a)	7,900	40,527
		187,653
TOTAL ELECTRICAL EQUIPMENT		402,822
ENERGY EQUIPMENT & SERVICES - 1.4%
Oil & Gas Equipment & Services - 1.4%
Newpark Resources, Inc. (a)	33,400	244,822
FOOD & STAPLES RETAILING - 6.6%
Food Distributors - 3.0%
United Natural Foods, Inc. (a)	19,200	539,136

	Shares	Value
Food Retail - 3.6%
Whole Foods Market, Inc.	1,500	$220,920
Wild Oats Markets, Inc. (a)	34,700	419,176
		640,096
TOTAL FOOD & STAPLES RETAILING		1,179,232
FOOD PRODUCTS - 3.2%
Packaged Foods & Meats - 3.2%
Flowers Foods, Inc.	6,300	163,296
Green Mountain Coffee Roasters, Inc. (a)	3,200	131,264
Hain Celestial Group, Inc. (a)	12,100	270,193
		564,753
HEALTH CARE EQUIPMENT & SUPPLIES - 9.6%
Health Care Supplies - 9.6%
Millipore Corp. (a)	26,800	1,711,448
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 3.0%
Independent Power & Energy Trade - 3.0%
NRG Energy, Inc. (a)	5,100	222,717
Ormat Technologies, Inc.	12,400	310,620
		533,337
MACHINERY - 18.4%
Industrial Machinery - 18.4%
CLARCOR, Inc.	34,200	1,014,714
Donaldson Co., Inc.	38,400	1,284,096
ESCO Technologies, Inc. (a)	14,900	640,700
Zenon Environmental, Inc. (a)	19,400	340,783
		3,280,293
MULTI-UTILITIES - 10.8%
Multi-Utilities - 10.8%
Veolia Environnement sponsored ADR	45,000	1,926,900
OIL, GAS & CONSUMABLE FUELS - 1.3%
Oil & Gas Exploration & Production - 1.3%
Cheniere Energy, Inc. (a)	6,600	236,478
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.7%
Semiconductor Equipment - 0.7%
Asyst Technologies, Inc. (a)	20,300	126,266
TOTAL COMMON STOCKS (Cost $16,522,415)		17,604,710
Money Market Funds - 4.2%
	Shares	Value
Fidelity Cash Central Fund, 4.08% (b)	72,410	$72,410
Fidelity Securities Lending Cash Central Fund, 4.09% (b)(c)	683,375	683,375
TOTAL MONEY MARKET FUNDS (Cost $755,785)		755,785
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $17,278,200)	18,360,495
NET OTHER ASSETS - (2.8)%	(500,900)
NET ASSETS - 100%	$17,859,595
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
Affiliated Central Funds
Information regarding income received by the fund from the affiliated Central funds during the period is as follows:
Fund	Income Received
Fidelity Cash Central Fund	$21,196
Fidelity Securities Lending Cash Central Fund	30,672
Total	$51,868
Income Tax Information

At November 30, 2005, the aggregate cost of investment securities for income tax purposes was $17,544,182. Net unrealized appreciation aggregated $816,313, of which $1,637,300 related to appreciated investment securities and $820,987 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Financial Services Portfolio

November 30, 2005

FIN-QTLY-0106

1.810693.101

Investments November 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CAPITAL MARKETS - 16.8%
Asset Management & Custody Banks - 5.0%
American Capital Strategies Ltd.	15,100	$579,236
Ameriprise Financial, Inc.	49,440	2,078,952
Bank of New York Co., Inc.	57,236	1,854,446
Calamos Asset Management, Inc. Class A	25,600	693,760
Federated Investors, Inc. Class B (non-vtg.)	23,150	845,901
FirstCity Financial Corp. (a)	29,010	335,356
Franklin Resources, Inc.	49,300	4,578,984
Investors Financial Services Corp.	86,900	3,280,475
Legg Mason, Inc.	23,600	2,894,540
Northern Trust Corp.	61,300	3,229,897
Nuveen Investments, Inc. Class A	31,600	1,310,136
State Street Corp.	60,900	3,513,321
		25,195,004
Diversified Capital Markets - 2.1%
Credit Suisse Group sponsored ADR	30,200	1,464,398
Deutsche Bank AG (NY Shares)	6,200	604,004
UBS AG (NY Shares)	90,900	8,355,528
		10,423,930
Investment Banking & Brokerage - 9.7%
Ameritrade Holding Corp. (a)	47,165	1,101,774
Bear Stearns Companies, Inc.	16,800	1,864,632
Charles Schwab Corp.	123,800	1,887,950
E*TRADE Financial Corp. (a)	353,600	6,902,272
Goldman Sachs Group, Inc.	53,200	6,860,672
LaBranche & Co., Inc. (a)	39,400	420,792
Lazard Ltd. Class A	54,900	1,718,370
Lehman Brothers Holdings, Inc.	16,400	2,066,400
Merrill Lynch & Co., Inc.	253,400	16,830,828
Morgan Stanley	80,800	4,527,224
Nikko Cordial Corp.	55,500	757,292
Nomura Holdings, Inc.	58,600	975,690
Piper Jaffray Companies (a)	2,352	93,468
TradeStation Group, Inc. (a)	199,347	2,374,223
		48,381,587
TOTAL CAPITAL MARKETS		84,000,521
COMMERCIAL BANKS - 23.0%
Diversified Banks - 19.0%
ABN-AMRO Holding NV sponsored ADR	52,300	1,284,488
Banco Popolare di Verona e Novara	129,500	2,514,328
Bangkok Bank Ltd. PCL (For. Reg.)	432,900	1,102,061
Bank of America Corp.	546,226	25,066,311
Deutsche Postbank AG	23,800	1,292,850
HDFC Bank Ltd. sponsored ADR	75,100	3,724,209
HSBC Holdings PLC sponsored ADR	3,151	251,891
Korea Exchange Bank (a)	123,960	1,565,181
National Bank of Canada	75,900	4,018,675

	Shares	Value
Royal Bank of Canada	55,200	$4,212,700
Standard Chartered PLC (United Kingdom)	155,500	3,329,636
State Bank of India	88,431	1,899,792
U.S. Bancorp, Delaware	282,800	8,563,184
Wachovia Corp.	275,559	14,714,851
Wells Fargo & Co.	347,150	21,818,378
		95,358,535
Regional Banks - 4.0%
Cathay General Bancorp	78,749	2,992,462
Center Financial Corp., California	72,000	1,807,200
City National Corp.	11,600	847,148
East West Bancorp, Inc.	12,523	473,870
Higashi-Nippon Bank Ltd.	131,600	680,926
Hokuhoku Financial Group, Inc.	183,000	788,049
Kansai Urban Banking Corp.	37,000	172,610
Kyushu-Shinwa Holdings, Inc. (a)	361,000	1,024,327
M&T Bank Corp.	10,800	1,168,776
Nara Bancorp, Inc.	4,900	91,728
Nishi-Nippon City Bank Ltd.	127,000	755,694
North Fork Bancorp, Inc., New York	47,932	1,294,164
SVB Financial Group (a)	45,800	2,202,522
Synovus Financial Corp.	1,000	28,150
The Keiyo Bank Ltd.	106,000	718,314
UCBH Holdings, Inc.	55,300	975,492
UnionBanCal Corp.	29,400	2,034,480
Westcorp	31,500	2,118,060
		20,173,972
TOTAL COMMERCIAL BANKS		115,532,507
CONSUMER FINANCE - 5.9%
Consumer Finance - 5.9%
Advanta Corp. Class B	27,000	874,260
American Express Co.	262,400	13,492,608
Capital One Financial Corp.	39,400	3,272,564
Dollar Financial Corp.	300,879	3,577,451
MBNA Corp.	176,600	4,727,582
SLM Corp.	67,600	3,552,380
		29,496,845
DIVERSIFIED CONSUMER SERVICES - 0.7%
Specialized Consumer Services - 0.7%
Jackson Hewitt Tax Service, Inc.	148,700	3,574,748
DIVERSIFIED FINANCIAL SERVICES - 9.2%
Other Diversifed Financial Services - 7.4%
Citigroup, Inc.	228,834	11,109,891
Indiabulls Financial Services Ltd.	230,883	829,398
ING Groep NV sponsored ADR	31,400	1,015,476
JPMorgan Chase & Co.	631,845	24,168,071
		37,122,836
Specialized Finance - 1.8%
Asset Acceptance Capital Corp. (a)	111,738	2,280,573
Common Stocks - continued
	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - CONTINUED
Specialized Finance - continued
Chicago Mercantile Exchange Holdings, Inc. Class A	300	$106,245
CIT Group, Inc.	70,900	3,509,550
Encore Capital Group, Inc. (a)	20,900	342,342
Infrastructure Development Finance Co. Ltd.	39,415	64,246
IntercontinentalExchange, Inc.	56,900	1,837,870
Marlin Business Services Corp. (a)	44,234	1,004,554
		9,145,380
TOTAL DIVERSIFIED FINANCIAL SERVICES		46,268,216
INSURANCE - 30.6%
Insurance Brokers - 0.4%
Hilb Rogal & Hobbs Co.	6,000	233,880
Marsh & McLennan Companies, Inc.	44,500	1,374,605
National Financial Partners Corp.	6,600	335,874
		1,944,359
Life & Health Insurance - 5.1%
AFLAC, Inc.	118,500	5,688,000
Lincoln National Corp.	6,300	327,474
MetLife, Inc.	138,100	7,103,864
Protective Life Corp.	10,500	463,890
Prudential Financial, Inc.	59,400	4,597,560
Sun Life Financial, Inc.	151,100	6,004,102
Torchmark Corp.	21,900	1,185,228
		25,370,118
Multi-Line Insurance - 11.2%
American International Group, Inc.	693,251	46,544,871
Genworth Financial, Inc. Class A (non-vtg.)	19,500	671,775
Hartford Financial Services Group, Inc.	81,100	7,085,707
HCC Insurance Holdings, Inc.	52,750	1,611,513
Unitrin, Inc.	8,800	417,120
		56,330,986
Property & Casualty Insurance - 8.9%
ACE Ltd.	229,000	12,709,500
Allstate Corp.	67,400	3,781,140
AMBAC Financial Group, Inc.	59,100	4,532,379
Aspen Insurance Holdings Ltd.	149,700	3,746,991
Axis Capital Holdings Ltd.	66,900	2,025,732
Berkshire Hathaway, Inc. Class B (a)	1,560	4,609,800
Fidelity National Financial, Inc.	40,475	1,530,765
Fidelity National Title Group, Inc. Class A	5,683	129,572
James River Group, Inc.	13,500	253,260
MBIA, Inc.	22,100	1,365,338
The St. Paul Travelers Companies, Inc.	120,900	5,625,477
XL Capital Ltd. Class A	68,700	4,560,306
		44,870,260

	Shares	Value
Reinsurance - 5.0%
Endurance Specialty Holdings Ltd.	244,670	$8,428,882
Everest Re Group Ltd.	10,400	1,093,248
IPC Holdings Ltd.	6,200	181,040
Max Re Capital Ltd.	88,299	2,357,583
Montpelier Re Holdings Ltd.	76,200	1,495,806
PartnerRe Ltd.	62,700	4,281,156
Platinum Underwriters Holdings Ltd.	118,200	3,600,372
Scottish Re Group Ltd.	87,700	2,212,671
Swiss Reinsurance Co. (Reg.)	17,963	1,326,545
		24,977,303
TOTAL INSURANCE		153,493,026
REAL ESTATE - 4.5%
Real Estate Investment Trusts - 4.3%
Apartment Investment & Management Co. Class A	56,200	2,176,626
CBL & Associates Properties, Inc.	30,360	1,221,990
Digital Realty Trust, Inc.	57,000	1,281,360
Duke Realty Corp.	26,300	894,200
Equity Lifestyle Properties, Inc.	16,300	755,668
Equity Residential (SBI)	88,300	3,599,108
Federal Realty Investment Trust (SBI)	9,300	585,714
General Growth Properties, Inc.	18,500	843,970
Healthcare Realty Trust, Inc.	58,800	2,059,176
Kimco Realty Corp.	25,800	811,410
Reckson Associates Realty Corp.	31,800	1,168,014
Simon Property Group, Inc.	59,800	4,623,138
The Mills Corp.	11,900	510,510
United Dominion Realty Trust, Inc. (SBI)	45,100	1,009,789
Vornado Realty Trust	200	17,070
		21,557,743
Real Estate Management & Development - 0.2%
Mitsui Fudosan Co. Ltd.	73,000	1,178,844
TOTAL REAL ESTATE		22,736,587
THRIFTS & MORTGAGE FINANCE - 8.4%
Thrifts & Mortgage Finance - 8.4%
Countrywide Financial Corp.	145,037	5,048,738
Doral Financial Corp.	26,150	264,115
Downey Financial Corp.	8,100	524,070
Fannie Mae	220,100	10,575,805
Freddie Mac	33,600	2,098,320
Golden West Financial Corp., Delaware	82,700	5,358,133
Housing Development Finance Corp. Ltd.	50,317	1,236,763
Hudson City Bancorp, Inc.	275,311	3,278,954
Hypo Real Estate Holding AG	19,900	1,036,893
MGIC Investment Corp.	21,100	1,373,610
Radian Group, Inc.	25,800	1,459,248
Sovereign Bancorp, Inc.	94,900	2,074,514
The PMI Group, Inc.	27,300	1,108,380
Common Stocks - continued
	Shares	Value
THRIFTS & MORTGAGE FINANCE - CONTINUED
Thrifts & Mortgage Finance - continued
W Holding Co., Inc.	118,907	$980,983
Washington Mutual, Inc.	138,000	5,684,220
		42,102,746
TOTAL COMMON STOCKS (Cost $357,471,185)		497,205,196
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 4.08% (b)	3,573,356	3,573,356
Fidelity Securities Lending Cash Central Fund, 4.09% (b)(c)	5,179,500	5,179,500
TOTAL MONEY MARKET FUNDS (Cost $8,752,856)		8,752,856
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $366,224,041)	505,958,052
NET OTHER ASSETS - (0.8)%	(4,013,613)
NET ASSETS - 100%	$501,944,439
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
Affiliated Central Funds
Information regarding income received by the fund from the affiliated Central funds during the period is as follows:
Fund	Income Received
Fidelity Cash Central Fund	$159,651
Fidelity Securities Lending Cash Central Fund	66,593
Total	$226,244
Income Tax Information

At November 30, 2005, the aggregate cost of investment securities for income tax purposes was $367,659,987. Net unrealized appreciation aggregated $138,298,065, of which $144,350,752 related to appreciated investment securities and $6,052,687 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Food and Agriculture Portfolio

November 30, 2005

FOO-QTLY-0106

1.810694.101

Investments November 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
BEVERAGES - 22.3%
Brewers - 1.4%
Anheuser-Busch Companies, Inc.	100	$4,374
Efes Breweries International NV unit (a)(d)	7,000	224,000
InBev SA	19,800	837,950
SABMiller PLC	42,900	762,032
		1,828,356
Distillers & Vintners - 3.5%
Brown-Forman Corp. Class B (non-vtg.)	5,500	378,730
Constellation Brands, Inc. Class A (sub. vtg.) (a)	41,400	977,868
Diageo PLC sponsored ADR	33,600	1,953,840
Pernod Ricard SA	6,500	1,064,325
		4,374,763
Soft Drinks - 17.4%
Coca-Cola Enterprises, Inc.	237,900	4,572,438
Coca-Cola Femsa SA de CV sponsored ADR	11,800	297,242
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	24,300	672,624
Fomento Economico Mexicano SA de CV sponsored ADR	6,600	448,734
Pepsi Bottling Group, Inc.	100	2,950
PepsiCo, Inc.	139,800	8,276,160
The Coca-Cola Co.	181,500	7,748,235
		22,018,383
TOTAL BEVERAGES		28,221,502
BIOTECHNOLOGY - 0.2%
Biotechnology - 0.2%
Senomyx, Inc. (a)	23,800	303,212
CHEMICALS - 3.5%
Fertilizers & Agricultural Chemicals - 3.5%
Agrium, Inc.	19,400	395,168
CF Industries Holdings, Inc.	100	1,545
Monsanto Co.	45,500	3,333,785
Mosaic Co. (a)	13,800	186,852
Syngenta AG sponsored ADR	21,000	458,850
		4,376,200
COMMERCIAL SERVICES & SUPPLIES - 0.9%
Diversified Commercial & Professional Services - 0.9%
Aramark Corp. Class B	41,900	1,086,048
FOOD & STAPLES RETAILING - 9.9%
Food Distributors - 2.5%
Central European Distribution Corp. (a)	8,000	349,680
Performance Food Group Co. (a)	100	2,840
Sysco Corp.	87,100	2,815,072
		3,167,592

	Shares	Value
Food Retail - 5.9%
Albertsons, Inc.	100	$2,350
Kroger Co. (a)	197,400	3,841,404
Safeway, Inc.	126,000	2,929,500
SUPERVALU, Inc.	100	3,272
Whole Foods Market, Inc.	4,500	662,760
		7,439,286
Hypermarkets & Super Centers - 1.5%
Wal-Mart Stores, Inc.	39,200	1,903,552
TOTAL FOOD & STAPLES RETAILING		12,510,430
FOOD PRODUCTS - 32.4%
Agricultural Products - 4.2%
Archer-Daniels-Midland Co.	100,300	2,364,071
Bunge Ltd.	24,200	1,294,700
Corn Products International, Inc.	74,600	1,659,850
		5,318,621
Packaged Foods & Meats - 28.2%
Cadbury Schweppes PLC sponsored ADR	8,200	316,356
Campbell Soup Co.	27,000	815,670
ConAgra Foods, Inc.	100	2,150
Dean Foods Co. (a)	50	1,910
General Mills, Inc.	81,900	3,892,707
Groupe Danone sponsored ADR	3,100	63,922
Kellogg Co.	125,700	5,539,599
Koninklijke Numico NV (a)	3,600	148,365
Kraft Foods, Inc. Class A	74,600	2,158,924
Lindt & Spruengli AG	30	497,395
Nestle SA sponsored ADR	144,000	10,627,200
People's Food Holdings Ltd.	100	59
Ralcorp Holdings, Inc. (a)	100	4,169
Smithfield Foods, Inc. (a)	20,600	602,138
Tyson Foods, Inc. Class A	74,200	1,248,786
Unilever NV (NY Shares)	107,100	7,173,558
Wm. Wrigley Jr. Co.	38,200	2,620,138
		35,713,046
TOTAL FOOD PRODUCTS		41,031,667
HOTELS, RESTAURANTS & LEISURE - 16.7%
Restaurants - 16.7%
Applebee's International, Inc.	23,300	534,036
Brinker International, Inc.	100	3,968
Buffalo Wild Wings, Inc. (a)	114,814	3,240,051
California Pizza Kitchen, Inc. (a)	9,700	317,966
Domino's Pizza, Inc.	46,500	1,162,500
Famous Dave's of America, Inc. (a)	100	1,071
Jack in the Box, Inc. (a)	58	1,949
McCormick & Schmick's Seafood Restaurants (a)	100	2,374
McDonald's Corp.	231,700	7,843,045
Outback Steakhouse, Inc.	42,900	1,728,012
Common Stocks - continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE - CONTINUED
Restaurants - continued
Rare Hospitality International, Inc. (a)	100	$3,203
Red Robin Gourmet Burgers, Inc. (a)	34,500	1,894,050
Sonic Corp. (a)	50	1,480
Starbucks Corp. (a)	82,600	2,515,170
Wendy's International, Inc.	19,400	985,132
Yum! Brands, Inc.	19,600	956,284
		21,190,291
HOUSEHOLD PRODUCTS - 4.4%
Household Products - 4.4%
Colgate-Palmolive Co.	71,650	3,906,358
Procter & Gamble Co.	28,497	1,629,743
Reckitt Benckiser PLC	100	3,096
		5,539,197
MACHINERY - 0.9%
Construction & Farm Machinery & Heavy Trucks - 0.9%
AGCO Corp. (a)	21,500	363,995
Caterpillar, Inc.	6,300	364,014
CNH Global NV	100	1,680
Deere & Co.	6,300	436,905
		1,166,594
PERSONAL PRODUCTS - 0.0%
Personal Products - 0.0%
Avon Products, Inc.	2,000	54,700
TOBACCO - 8.4%
Tobacco - 8.4%
Altadis SA (Spain)	100	4,227
Altria Group, Inc.	115,100	8,378,129
British American Tobacco PLC sponsored ADR	15,000	655,500
Imperial Tobacco Group PLC	10,900	325,020
Loews Corp. - Carolina Group	3,100	124,775
Reynolds American, Inc.	12,800	1,139,456
		10,627,107
TOTAL COMMON STOCKS (Cost $107,232,041)		126,106,948
Money Market Funds - 4.2%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 4.09% (b)(c) (Cost $5,296,850)	5,296,850	$5,296,850
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $112,528,891)	131,403,798
NET OTHER ASSETS - (3.8)%	(4,801,930)
NET ASSETS - 100%	$126,601,868
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.

(d)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $224,000 or 0.2% of net assets.

Affiliated Central Funds
Information regarding income received by the fund from the affiliated Central funds during the period is as follows:
Fund	Income Received
Fidelity Cash Central Fund	$48,552
Fidelity Securities Lending Cash Central Fund	37,318
Total	$85,870
Income Tax Information

At November 30, 2005, the aggregate cost of investment securities for income tax purposes was $113,132,603. Net unrealized appreciation aggregated $18,271,195, of which $20,287,074 related to appreciated investment securities and $2,015,879 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Gold Portfolio

November 30, 2005

GOL-QTLY-0106

1.810695.101

Investments November 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 86.5%
	Shares	Value
Australia - 3.4%
METALS & MINING - 3.4%
Gold - 3.4%
Newcrest Mining Ltd.	2,002,271	$31,506,485
Bermuda - 2.8%
METALS & MINING - 2.8%
Precious Metals & Minerals - 2.8%
Aquarius Platinum Ltd.:
(Australia)	3,042,877	24,389,990
(United Kingdom)	221,030	1,815,894
		26,205,884
Canada - 54.5%
METALS & MINING - 54.5%
Diversified Metals & Mining - 3.1%
IMA Exploration, Inc. (a)	1,299,600	3,197,610
Major Drilling Group International, Inc. (a)	500,000	7,359,938
New Gold, Inc. (a)	102,500	628,295
Teck Cominco Ltd. Class B (sub. vtg.)	400,000	18,363,410
		29,549,253
Gold - 45.7%
Alamos Gold, Inc. (a)(d)	4,356,700	17,591,887
Arizona Star Resource Corp. (a)	1,857,000	10,459,505
Aurizon Mines Ltd. (a)	1,830,200	2,039,745
Bema Gold Corp. (a)	12,500,000	34,613,571
Bolivar Gold Corp. (a)(d)	11,050,000	27,756,440
Cambior, Inc. (a)	9,901,600	21,815,862
Chesapeake Gold Corp. (a)	274,500	894,252
Chesapeake Gold Corp. (a)(e)	199,000	648,292
Crystallex International Corp. (a)(d)	12,700,000	26,674,954
Eldorado Gold Corp. (a)(d)	17,080,000	68,381,499
Gabriel Resources Ltd. (a)(d)	11,327,200	22,917,564
Gabriel Resources Ltd. (a)(d)(e)	1,130,000	2,286,253
Gabriel Resources Ltd. warrants 3/31/07 (a)	83,350	59,309
Goldcorp, Inc.	196,100	3,984,371
Goldcorp, Inc. Class C warrants 5/30/07 (a)	2,820,000	10,516,524
Golden Star Resources Ltd. (a)	1,640,000	3,739,895
High River Gold Mines Ltd. (a)(d)	12,600,000	13,502,508
High River Gold Mines Ltd. (a)(d)(f)	2,500,000	2,679,069
High River Gold Mines Ltd. warrants 10/26/06 (a)	1,832,500	16
IAMGOLD Corp.	600,000	4,475,117
Kinross Gold Corp. (a)(e)	866,666	6,501,202
Kinross Gold Corp. (a)	4,133,334	31,005,763
Kinross Gold Corp. warrants 12/5/07 (a)	1,293,000	365,802
Linear Gold Corp. (a)	129,100	419,468
Meridian Gold, Inc. (a)	600,000	11,568,434
Novagold Resources, Inc. (a)	600,000	5,503,879

	Shares	Value
Orezone Resources, Inc. Class A (a)	5,000,000	$8,573,021
Placer Dome, Inc.	3,700,000	81,013,334
Richmont Mines, Inc. (a)	797,800	2,941,009
Richmont Mines, Inc. (a)(f)	200,000	737,280
Virginia Gold Mines, Inc. (a)	575,900	3,762,148
		427,427,973
Precious Metals & Minerals - 5.7%
Aber Diamond Corp.	852,900	30,527,305
Intrepid Minerals Corp. (a)(d)	3,500,000	1,440,267
Minefinders Corp. Ltd. (a)(d)	3,660,000	18,826,353
Shore Gold, Inc. (a)	127,900	747,806
SouthernEra Diamonds, Inc. Class A (a)(d)	6,199,500	1,913,344
		53,455,075
TOTAL METALS & MINING		510,432,301
Cayman Islands - 1.8%
METALS & MINING - 1.8%
Precious Metals & Minerals - 1.8%
Apex Silver Mines Ltd. (a)	1,000,000	16,820,000
Mexico - 0.2%
METALS & MINING - 0.2%
Precious Metals & Minerals - 0.2%
Industrias Penoles SA de CV	295,700	1,649,950
Papua New Guinea - 2.8%
METALS & MINING - 2.8%
Gold - 2.8%
Lihir Gold Ltd. (a)	15,000,020	26,040,972
Peru - 1.9%
METALS & MINING - 1.9%
Precious Metals & Minerals - 1.9%
Compania de Minas Buenaventura SA	400,000	11,129,009
Compania de Minas Buenaventura SA sponsored ADR	250,000	7,005,000
		18,134,009
South Africa - 11.8%
METALS & MINING - 11.8%
Diversified Metals & Mining - 0.8%
African Rainbow Minerals Ltd. (a)	1,100,000	6,892,550
Gold - 8.2%
DRDGOLD Ltd. sponsored ADR	3,999,098	5,238,818
Gold Fields Ltd. sponsored ADR	1,800,000	26,910,000
Harmony Gold Mining Co. Ltd. (a)	2,911,990	35,147,722
Harmony Gold Mining Co. Ltd. sponsored ADR (a)	588,010	7,097,281
Western Areas Ltd. (a)	500,000	2,533,457
		76,927,278
Common Stocks - continued
	Shares	Value
South Africa - continued
METALS & MINING - CONTINUED
Precious Metals & Minerals - 2.8%
Impala Platinum Holdings Ltd.	200,000	$26,177,768
TOTAL METALS & MINING		109,997,596
United Kingdom - 2.4%
METALS & MINING - 2.4%
Diversified Metals & Mining - 0.8%
African Platinum PLC (a)	16,800,000	7,772,822
Gold - 0.7%
Randgold Resources Ltd. sponsored ADR (a)	400,000	6,296,000
Precious Metals & Minerals - 0.9%
Lonmin PLC	300,000	8,421,422
TOTAL METALS & MINING		22,490,244
United States of America - 4.9%
METALS & MINING - 4.9%
Gold - 4.8%
Newmont Mining Corp.	900,000	41,508,000
Newmont Mining Corp. CHESS Depository Interests	672,776	3,180,885
		44,688,885
Precious Metals & Minerals - 0.1%
Stillwater Mining Co. (a)	118,500	1,266,765
TOTAL METALS & MINING		45,955,650
TOTAL COMMON STOCKS (Cost $642,242,223)		809,233,091
Money Market Funds - 17.2%
Fidelity Cash Central Fund, 4.08% (b)	126,303,807	126,303,807
Fidelity Securities Lending Cash Central Fund, 4.09% (b)(c)	34,697,350	34,697,350
TOTAL MONEY MARKET FUNDS (Cost $161,001,157)		161,001,157
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $803,243,380)	970,234,248
NET OTHER ASSETS - (3.7)%	(34,589,583)
NET ASSETS - 100%	$935,644,665
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Affiliated company

(e)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $9,435,747 or 1.0% of net assets.

(f)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,416,349 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
High River Gold Mines Ltd.	9/27/04	$3,144,036
Richmont Mines, Inc.	6/17/05	$797,267
Other Information
Affiliated Central Funds
Information regarding income received by the fund from the affiliated Central funds during the period is as follows:
Fund	Income Received
Fidelity Cash Central Fund	$597,688
Fidelity Securities Lending Cash Central Fund	332,226
Total	$929,914
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Alamos Gold, Inc.	$9,732,228	$5,044,772	$-	$-	$17,591,887
Bolivar Gold Corp.	-	22,778,797	-	-	27,756,440
Crystallex International Corp.	2,018,728	20,490,744	2,097,021	-	26,674,954
Eldorado Gold Corp.	49,908,792	2,344,241	-	-	68,381,499
Gabriel Resources Ltd.	16,344,975	1,694,783	330,848	-	22,917,564
Gabriel Resources Ltd. (144A)	1,740,646	-	-	-	2,286,253
Guinor Gold Corp.	5,958,896	2,763,944	11,823,969	-	-
High River Gold Mines Ltd.	9,307,228	6,286,623	-	-	13,502,508
High River Gold Mines Ltd. (Private Placement)	3,324,010	-	-	-	2,679,069
Intrepid Minerals Corp.	2,524,490	-	423,215	-	1,440,267
Minefinders Corp. Ltd.	25,936,257	1,254,130	1,250,385	-	18,826,353
Richmont Mines, Inc.	3,810,450	-	793,746	-	-
Richmont Mines, Inc. (Private Placement)	-	797,267	-	-	-
SouthernEra Diamonds, Inc. Class A	2,806,914	-	545,782	-	1,913,344
Total	$133,413,614	$63,455,301	$17,264,966	$-	$203,970,138
Income Tax Information

At November 30, 2005, the aggregate cost of investment securities for income tax purposes was $818,981,625. Net unrealized appreciation aggregated $151,252,623, of which $179,373,443 related to appreciated investment securities and $28,120,820 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Health Care Portfolio

November 30, 2005

HEA-QTLY-0106

1.810696.101

Investments November 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
BIOTECHNOLOGY - 18.3%
Biotechnology - 18.3%
Affymetrix, Inc. (a)	200,500	$9,872,620
Amgen, Inc. (a)	939,404	76,025,966
Amylin Pharmaceuticals, Inc. (a)	208,100	7,785,021
Anadys Pharmaceuticals, Inc. (a)	17,100	162,621
Applera Corp.:
- Applied Biosystems Group	108,100	2,981,398
- Celera Genomics Group (a)	54,700	679,374
Arena Pharmaceuticals, Inc. (a)	700	7,546
Biogen Idec, Inc. (a)	382,600	16,379,106
Celgene Corp. (a)	217,800	13,268,376
Cephalon, Inc. (a)	69,000	3,508,650
Charles River Laboratories International, Inc. (a)	131,900	6,009,364
DOV Pharmaceutical, Inc. (a)	5,700	82,308
Genentech, Inc. (a)	1,456,300	139,251,406
Genzyme Corp. (a)	222,300	16,525,782
Gilead Sciences, Inc. (a)	624,700	31,666,043
Human Genome Sciences, Inc. (a)	362,600	3,354,050
ICOS Corp. (a)	212,900	6,065,521
ImClone Systems, Inc. (a)	112,900	3,659,089
Invitrogen Corp. (a)	106,600	7,104,890
Martek Biosciences (a)	76,800	2,012,928
MedImmune, Inc. (a)	427,670	15,357,630
Millennium Pharmaceuticals, Inc. (a)	748,400	7,865,684
Myogen, Inc. (a)	57,600	1,252,224
Nektar Therapeutics (a)	107,500	1,808,150
Neurocrine Biosciences, Inc. (a)	442,000	26,307,840
ONYX Pharmaceuticals, Inc. (a)	71,200	1,796,376
OSI Pharmaceuticals, Inc. (a)	68,300	1,656,275
Protein Design Labs, Inc. (a)	136,500	3,801,525
Rigel Pharmaceuticals, Inc. (a)	17,800	390,176
Seracare Life Sciences, Inc. (a)	113,000	2,478,090
Serologicals Corp. (a)	141,700	2,845,336
Solexa, Inc. (a)	8,600	75,594
Techne Corp. (a)	98,900	5,465,214
Vertex Pharmaceuticals, Inc. (a)	238,400	6,079,200
		423,581,373
CHEMICALS - 0.3%
Fertilizers & Agricultural Chemicals - 0.3%
Monsanto Co.	108,900	7,979,103
COMMERCIAL SERVICES & SUPPLIES - 0.4%
Diversified Commercial & Professional Services - 0.2%
Advisory Board Co. (a)	87,023	4,204,951
PICO Holdings, Inc. (a)	51	1,722
		4,206,673
Human Resource & Employment Services - 0.1%
Kforce, Inc. (a)	178,400	2,213,944
On Assignment, Inc. (a)	75,436	833,568
		3,047,512

	Shares	Value
Office Services & Supplies - 0.1%
Mine Safety Appliances Co.	47,900	$1,858,999
TOTAL COMMERCIAL SERVICES & SUPPLIES		9,113,184
FOOD & STAPLES RETAILING - 0.1%
Food Retail - 0.1%
Whole Foods Market, Inc.	18,400	2,709,952
HEALTH CARE EQUIPMENT & SUPPLIES - 17.5%
Health Care Equipment - 13.2%
Abaxis, Inc. (a)	159,600	2,647,764
Advanced Medical Optics, Inc. (a)	100	4,241
American Medical Systems Holdings, Inc. (a)	700	12,880
Aspect Medical Systems, Inc. (a)	351,200	13,229,704
Baxter International, Inc.	1,208,800	47,010,232
Beckman Coulter, Inc.	43,700	2,433,653
Becton, Dickinson & Co.	427,100	24,870,033
Biomet, Inc.	5,200	185,224
Boston Scientific Corp. (a)	119,500	3,164,360
C.R. Bard, Inc.	269,600	17,488,952
China Medical Technologies, Inc. sponsored ADR	213,900	6,680,097
Conceptus, Inc. (a)	196,500	3,039,855
CONMED Corp. (a)	100	2,259
Cyberonics, Inc. (a)	700	19,747
Cytyc Corp. (a)	370,000	10,178,700
Dade Behring Holdings, Inc.	116,900	4,780,041
Edwards Lifesciences Corp. (a)	300	11,997
Epix Pharmaceuticals, Inc. (a)	382,800	1,887,204
Fisher Scientific International, Inc. (a)	156,000	10,058,880
Foxhollow Technologies, Inc. (a)	111,800	4,867,772
GN Store Nordic AS	237,300	2,824,464
Hillenbrand Industries, Inc.	21,800	1,059,480
Hospira, Inc. (a)	9,940	438,851
IDEXX Laboratories, Inc. (a)	38,800	2,776,140
Integra LifeSciences Holdings Corp. (a)	100	3,654
IntraLase Corp. (a)	236,700	4,097,277
Intuitive Surgical, Inc. (a)	101,600	11,350,752
Invacare Corp.	92,700	3,166,632
Kinetic Concepts, Inc. (a)	148,100	5,768,495
Medtronic, Inc.	129,904	7,218,765
Mentor Corp.	148,600	7,242,764
Natus Medical, Inc. (a)	166,603	2,755,614
NuVasive, Inc. (a)	700	12,040
Palomar Medical Technologies, Inc. (a)	3,600	122,508
PhotoMedex, Inc. (a)	334,004	527,726
ResMed, Inc. (a)	529,900	21,619,920
Respironics, Inc. (a)	246,400	9,530,752
SonoSite, Inc. (a)	104,100	3,909,996
St. Jude Medical, Inc. (a)	642,900	30,711,333
Stereotaxis, Inc. (a)	313,871	2,215,929
Steris Corp.	59,000	1,482,080
Stryker Corp.	100	4,330
Common Stocks - continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - CONTINUED
Health Care Equipment - continued
Syneron Medical Ltd. (a)	219,000	$8,716,200
Synthes, Inc.	38,560	4,149,705
Thermo Electron Corp. (a)	209,300	6,456,905
Varian Medical Systems, Inc. (a)	87,300	4,436,586
Waters Corp. (a)	287,121	11,263,757
Zimmer Holdings, Inc. (a)	100	6,267
		306,442,517
Health Care Supplies - 4.3%
Alcon, Inc.	477,400	66,931,480
Arrow International, Inc.	64,198	1,915,026
Bausch & Lomb, Inc.	100	8,126
Cooper Companies, Inc.	78,100	4,279,880
DENTSPLY International, Inc.	103,300	5,746,579
DJ Orthopedics, Inc. (a)	254,000	7,914,640
ev3, Inc.	7,100	94,075
Gen-Probe, Inc. (a)	59,400	2,742,498
Haemonetics Corp. (a)	100	5,113
Immucor, Inc. (a)	58,000	1,436,660
LifeCell Corp. (a)	100	1,838
Lifecore Biomedical, Inc. (a)	186,500	2,793,770
Medical Action Industries, Inc. (a)	100	1,887
Millipore Corp. (a)	71,500	4,565,990
Nutraceutical International Corp. (a)	97,800	1,257,708
		99,695,270
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		406,137,787
HEALTH CARE PROVIDERS & SERVICES - 32.9%
Health Care Distributors & Services - 3.4%
AmerisourceBergen Corp.	79,200	6,363,720
Andrx Corp. (a)	164,100	2,919,339
Cardinal Health, Inc.	405,700	25,944,515
Henry Schein, Inc. (a)	221,300	9,438,445
McKesson Corp.	648,600	32,624,580
Patterson Companies, Inc. (a)	100	3,494
Symbion Health Ltd.	448,500	1,219,292
		78,513,385
Health Care Facilities - 4.6%
Acibadem Saglik Hizmetleri AS	32,500	238,389
American Retirement Corp. (a)	266,100	6,551,382
Brookdale Senior Living, Inc.	426,800	11,352,880
Bumrungrad Hospital PCL (For. Reg.)	648,600	424,590
Capital Senior Living Corp. (a)	326,100	3,293,610
Community Health Systems, Inc. (a)	366,100	14,676,949
Emeritus Corp. (a)	69,200	1,343,172
HCA, Inc.	324,400	16,541,156
Health Management Associates, Inc. Class A	274,800	6,435,816
LifePoint Hospitals, Inc. (a)	73,100	2,781,455
Odyssey Healthcare, Inc. (a)	142,600	2,640,952

	Shares	Value
Sunrise Senior Living, Inc. (a)	97,500	$3,256,500
Tenet Healthcare Corp. (a)	88,000	688,160
Triad Hospitals, Inc. (a)	55,900	2,384,694
U.S. Physical Therapy, Inc. (a)	63,404	1,254,765
United Surgical Partners International, Inc. (a)	328,000	11,384,880
Universal Health Services, Inc. Class B	73,500	3,522,120
VCA Antech, Inc. (a)	605,000	16,915,800
		105,687,270
Health Care Services - 7.4%
Amedisys, Inc. (a)	32,800	1,455,664
American Dental Partners, Inc. (a)	63,665	1,188,626
American Healthways, Inc. (a)	152,400	6,768,084
Apria Healthcare Group, Inc. (a)	14,200	347,332
Caremark Rx, Inc. (a)	608,600	31,275,954
Cerner Corp. (a)	96,100	9,264,040
Chemed Corp. New	213,900	10,844,730
Covance, Inc. (a)	123,500	5,871,190
Cross Country Healthcare, Inc. (a)	700	12,936
DaVita, Inc. (a)	223,100	11,710,519
Eclipsys Corp. (a)	139,300	2,497,649
Emdeon Corp. (a)	1,461,400	11,179,710
Express Scripts, Inc. (a)	190,700	16,106,522
IMS Health, Inc.	88,400	2,161,380
Laboratory Corp. of America Holdings (a)	100	5,189
Lincare Holdings, Inc. (a)	103,000	4,421,790
Medco Health Solutions, Inc. (a)	478,400	25,666,160
Omnicare, Inc.	136,900	7,796,455
PAREXEL International Corp. (a)	700	14,399
Pediatric Services of America, Inc. (a)	15,700	254,654
Pediatrix Medical Group, Inc. (a)	29,600	2,502,976
Pharmaceutical Product Development, Inc.	37,200	2,168,388
Psychiatric Solutions, Inc. (a)	208,600	11,769,212
Quest Diagnostics, Inc.	100	5,009
RehabCare Group, Inc. (a)	126,000	2,439,360
ResCare, Inc. (a)	193,565	3,350,610
SFBC International, Inc. (a)	700	14,763
WebMD Health Corp. Class A	46,900	1,242,381
		172,335,682
Managed Health Care - 17.5%
Aetna, Inc.	472,000	43,655,280
AMERIGROUP Corp. (a)	228,200	4,258,212
CIGNA Corp.	50,000	5,626,000
Coventry Health Care, Inc. (a)	216,000	12,867,120
Health Net, Inc. (a)	1,471,400	75,085,542
Humana, Inc. (a)	41,000	1,879,030
PacifiCare Health Systems, Inc. (a)	543,900	46,797,156
Sierra Health Services, Inc. (a)	67,700	5,295,494
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Managed Health Care - continued
UnitedHealth Group, Inc.	2,456,000	$147,016,161
WellPoint, Inc. (a)	821,400	63,108,162
		405,588,157
TOTAL HEALTH CARE PROVIDERS & SERVICES		762,124,494
HOUSEHOLD DURABLES - 0.0%
Consumer Electronics - 0.0%
Koninklijke Philips Electronics NV (NY Shares)	700	19,558
INTERNET & CATALOG RETAIL - 0.4%
Internet Retail - 0.4%
NutriSystem, Inc. (a)	213,900	8,327,127
PERSONAL PRODUCTS - 0.1%
Personal Products - 0.1%
NBTY, Inc. (a)	100,600	1,973,772
PHARMACEUTICALS - 29.7%
Pharmaceuticals - 29.7%
Abbott Laboratories	214,800	8,100,108
Adams Respiratory Therapeutics, Inc.	29,600	1,310,984
Allergan, Inc.	268,000	26,800,000
American Pharmaceutical Partners, Inc. (a)	100	3,802
Astellas Pharma, Inc.	204,100	7,886,359
AstraZeneca PLC sponsored ADR	834,700	38,437,935
Barr Pharmaceuticals, Inc. (a)	175,300	10,053,455
Bristol-Myers Squibb Co.	153,900	3,322,701
Eli Lilly & Co.	24,600	1,242,300
Endo Pharmaceuticals Holdings, Inc. (a)	259,000	7,749,280
First Horizon Pharmaceutical Corp. (a)	115,200	2,029,824
Forest Laboratories, Inc. (a)	621,100	24,266,377
GlaxoSmithKline PLC sponsored ADR	444,300	22,023,951
Impax Laboratories, Inc. (a)	7,100	70,645
Ista Pharmaceuticals, Inc. (a)	168,800	1,166,408
IVAX Corp. (a)	233,700	7,001,652
Johnson & Johnson	1,590,484	98,212,387
King Pharmaceuticals, Inc. (a)	315,000	4,954,950
Kos Pharmaceuticals, Inc. (a)	145,167	9,665,219
Mayne Pharma Ltd. (a)(d)	586,300	1,160,786
Medicis Pharmaceutical Corp. Class A	370,900	11,835,419

	Shares	Value
Merck & Co., Inc.	455,600	$13,394,640
MGI Pharma, Inc. (a)	90,800	1,792,392
Mylan Laboratories, Inc.	170,800	3,568,012
New River Pharmaceuticals, Inc. (a)	7,100	335,475
Novartis AG sponsored ADR	1,044,800	54,747,520
Par Pharmaceutical Companies, Inc. (a)	44,000	1,170,840
Penwest Pharmaceuticals Co. (a)	137,200	2,325,540
Pfizer, Inc.	2,220,110	47,066,332
Ranbaxy Laboratories Ltd. sponsored GDR	170,608	1,392,161
Roche Holding AG (participation certificate)	272,035	40,882,318
Salix Pharmaceuticals Ltd. (a)	955,900	18,515,783
Sanofi-Aventis sponsored ADR	372,100	14,962,141
Schering-Plough Corp.	2,652,400	51,244,368
Sepracor, Inc. (a)	129,800	7,136,404
Takeda Pharamaceutical Co. Ltd.	39,600	2,174,571
Taro Pharmaceutical Industries Ltd. (a)	10,700	142,203
Teva Pharmaceutical Industries Ltd. sponsored ADR	638,100	26,085,528
Valeant Pharmaceuticals International	34,700	571,856
Watson Pharmaceuticals, Inc. (a)	216,400	7,219,104
Wyeth	2,553,770	106,134,681
		688,156,411
TEXTILES, APPAREL & LUXURY GOODS - 0.0%
Apparel, Accessories & Luxury Goods - 0.0%
Quiksilver, Inc. (a)	100	1,228
Under Armour, Inc. Class A	9,100	205,933
		207,161
Footwear - 0.0%
NIKE, Inc. Class B	100	8,530
TOTAL TEXTILES, APPAREL & LUXURY GOODS		215,691
TOTAL COMMON STOCKS (Cost $1,752,115,748)		2,310,338,452
Nonconvertible Preferred Stocks - 0.0%

BIOTECHNOLOGY - 0.0%
Biotechnology - 0.0%
GeneProt, Inc. Series A (a)(e) (Cost $604,395)	111,000	111
Money Market Funds - 0.9%

Fidelity Cash Central Fund, 4.08% (b)	3,834,518	3,834,518
Fidelity Securities Lending Cash Central Fund, 4.09% (b)(c)	16,410,400	16,410,400
TOTAL MONEY MARKET FUNDS (Cost $20,244,918)		20,244,918
Cash Equivalents - 0.2%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 3.96%, dated 11/30/05 due 12/1/05) (Cost $5,275,000)	$5,275,580	$5,275,000
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $1,778,240,061)	2,335,858,481
NET OTHER ASSETS - (0.8)%	(18,774,332)
NET ASSETS - 100%	$2,317,084,149
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(e)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $111 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GeneProt, Inc. Series A	7/7/00	$610,500
Affiliated Central Funds
Information regarding income received by the fund from the affiliated Central funds during the period is as follows:
Fund	Income Received
Fidelity Cash Central Fund	$409,072
Fidelity Securities Lending Cash Central Fund	151,355
Total	$560,427
Income Tax Information

At November 30, 2005, the aggregate cost of investment securities for income tax purposes was $1,779,699,894. Net unrealized appreciation aggregated $556,158,587, of which $603,679,170 related to appreciated investment securities and $47,520,583 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Home Finance Portfolio

November 30, 2005

SAV-QTLY-0106

1.810686.101

Investments November 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
COMMERCIAL BANKS - 16.7%
Diversified Banks - 4.1%
Wells Fargo & Co.	211,200	$13,273,920
Regional Banks - 12.6%
Center Financial Corp., California	29,788	747,679
Colonial Bancgroup, Inc.	362,800	9,037,348
East West Bancorp, Inc.	27,100	1,025,464
Nara Bancorp, Inc.	36,500	683,280
North Fork Bancorp, Inc., New York	116,559	3,147,093
PNC Financial Services Group, Inc.	176,800	11,274,536
TCF Financial Corp.	120,700	3,314,422
TD Banknorth, Inc.	331,275	9,832,242
UCBH Holdings, Inc.	59,144	1,043,300
		40,105,364
TOTAL COMMERCIAL BANKS		53,379,284
DIVERSIFIED FINANCIAL SERVICES - 4.7%
Other Diversifed Financial Services - 4.7%
CapitalSource, Inc. (a)	31,200	745,680
EuroBancshares, Inc. (a)	49,900	630,736
JPMorgan Chase & Co.	354,900	13,574,925
		14,951,341
INSURANCE - 16.1%
Multi-Line Insurance - 4.5%
Genworth Financial, Inc. Class A (non-vtg.)	415,335	14,308,291
Property & Casualty Insurance - 11.6%
Fidelity National Financial, Inc.	310,566	11,745,606
First American Corp., California	247,400	11,640,170
Old Republic International Corp.	515,400	13,714,794
		37,100,570
TOTAL INSURANCE		51,408,861
INTERNET SOFTWARE & SERVICES - 0.1%
Internet Software & Services - 0.1%
Homestore, Inc. (a)	71,659	316,016
REAL ESTATE - 0.9%
Real Estate Investment Trusts - 0.9%
American Financial Realty Trust (SBI)	206,600	2,582,500
Origen Financial, Inc.	46,900	317,513
		2,900,013
THRIFTS & MORTGAGE FINANCE - 58.5%
Thrifts & Mortgage Finance - 58.5%
Astoria Financial Corp.	254,200	7,188,776
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	123,600	1,722,984
Capitol Federal Financial	175,400	5,988,156

	Shares	Value
Commercial Federal Corp.	64,700	$2,228,268
Countrywide Financial Corp.	573,800	19,973,978
Dime Community Bancshares, Inc.	35,200	521,312
Doral Financial Corp.	208,092	2,101,729
Downey Financial Corp.	19,200	1,242,240
Fannie Mae	396,700	19,061,435
FirstFed Financial Corp., Delaware (a)	400	20,936
Freddie Mac	270,200	16,873,990
Golden West Financial Corp., Delaware	315,900	20,467,162
Harbor Florida Bancshares, Inc.	12,900	485,814
Independence Community Bank Corp.	57,082	2,262,730
IndyMac Bancorp, Inc.	600	22,968
MGIC Investment Corp.	206,900	13,469,190
New York Community Bancorp, Inc.	608,737	10,135,471
People's Bank, Connecticut	340,500	10,596,360
Radian Group, Inc.	240,400	13,597,024
Sovereign Bancorp, Inc.	559,899	12,239,392
The PMI Group, Inc.	111,657	4,533,274
Triad Guaranty, Inc. (a)	18,900	819,504
Washington Federal, Inc.	196,562	4,770,560
Washington Mutual, Inc.	262,600	10,816,494
Webster Financial Corp.	114,300	5,470,398
		186,610,145
TOTAL COMMON STOCKS (Cost $242,974,774)		309,565,660
Money Market Funds - 6.9%

Fidelity Cash Central Fund, 4.08% (b)	10,045,376	10,045,376
Fidelity Securities Lending Cash Central Fund, 4.09% (b)(c)	11,891,250	11,891,250
TOTAL MONEY MARKET FUNDS (Cost $21,936,626)		21,936,626
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $264,911,400)	331,502,286
NET OTHER ASSETS - (3.9)%	(12,493,409)
NET ASSETS - 100%	$319,008,877
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
Affiliated Central Funds
Information regarding income received by the fund from the affiliated Central funds during the period is as follows:
Fund	Income Received
Fidelity Cash Central Fund	$268,774
Fidelity Securities Lending Cash Central Fund	33,867
Total	$302,641
Income Tax Information

At November 30, 2005, the aggregate cost of investment securities for income tax purposes was $268,042,092. Net unrealized appreciation aggregated $63,460,194, of which $72,754,534 related to appreciated investment securities and $9,294,340 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Industrial Equipment Portfolio

November 30, 2005

INE-QTLY-0106

1.810687.101

Investments November 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
AEROSPACE & DEFENSE - 10.6%
Aerospace & Defense - 10.6%
Bombardier, Inc. Class B (sub. vtg.)	53,300	$110,123
Honeywell International, Inc.	102,500	3,745,350
Precision Castparts Corp.	18,000	917,820
		4,773,293
AUTO COMPONENTS - 0.5%
Auto Parts & Equipment - 0.5%
Johnson Controls, Inc.	3,600	250,020
BUILDING PRODUCTS - 2.3%
Building Products - 2.3%
American Standard Companies, Inc.	25,600	974,848
Trex Co., Inc. (a)	2,600	59,462
		1,034,310
COMMERCIAL SERVICES & SUPPLIES - 0.5%
Office Services & Supplies - 0.5%
IKON Office Solutions, Inc.	22,000	221,320
CONSTRUCTION & ENGINEERING - 2.0%
Construction & Engineering - 2.0%
EMCOR Group, Inc. (a)	8,000	566,000
URS Corp. (a)	8,200	345,384
		911,384
ELECTRICAL EQUIPMENT - 6.9%
Electrical Components & Equipment - 6.9%
A.O. Smith Corp.	4,700	170,469
Cooper Industries Ltd. Class A	7,900	574,646
Emerson Electric Co.	12,700	960,247
Rockwell Automation, Inc.	17,500	987,525
Roper Industries, Inc.	10,700	421,580
		3,114,467
ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.5%
Electronic Equipment & Instruments - 2.9%
Cognex Corp.	2,300	71,162
Napco Security Systems, Inc.	10,700	171,735
Newport Corp. (a)	15,300	211,140
Symbol Technologies, Inc.	75,200	859,536
		1,313,573
Electronic Manufacturing Services - 0.6%
Molex, Inc.	9,100	243,789
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		1,557,362
ENERGY EQUIPMENT & SERVICES - 5.1%
Oil & Gas Equipment & Services - 5.1%
Halliburton Co.	36,000	2,291,400

	Shares	Value
HOUSEHOLD DURABLES - 0.5%
Household Appliances - 0.5%
Blount International, Inc. (a)	13,800	$214,590
INDUSTRIAL CONGLOMERATES - 16.3%
Industrial Conglomerates - 16.3%
General Electric Co.	74,250	2,652,210
Siemens AG sponsored ADR	2,800	211,596
Textron, Inc.	7,700	607,530
Tyco International Ltd.	135,700	3,870,164
		7,341,500
MACHINERY - 30.6%
Construction & Farm Machinery & Heavy Trucks - 14.9%
AGCO Corp. (a)	8,600	145,598
Astec Industries, Inc. (a)	7,300	204,619
Bucyrus International, Inc. Class A	8,400	393,960
Caterpillar, Inc.	44,000	2,542,320
Cummins, Inc.	3,200	284,800
Deere & Co.	18,825	1,305,514
Manitowoc Co., Inc.	9,600	480,960
Navistar International Corp. (a)	25,200	714,924
Toro Co.	5,400	217,026
Trinity Industries, Inc.	6,300	262,332
Wabash National Corp.	6,700	132,995
		6,685,048
Industrial Machinery - 15.7%
Actuant Corp. Class A	9,200	488,060
Albany International Corp. Class A	2,200	83,886
Crane Co.	900	28,575
Danaher Corp.	25,800	1,431,900
Donaldson Co., Inc.	7,200	240,768
Dover Corp.	32,800	1,326,760
Harsco Corp.	5,900	392,055
IDEX Corp.	3,400	150,076
Ingersoll-Rand Co. Ltd. Class A	14,000	554,820
ITT Industries, Inc.	9,700	1,054,972
Pentair, Inc.	15,900	607,380
SPX Corp.	13,100	616,748
Watts Water Technologies, Inc. Class A	3,900	112,671
		7,088,671
TOTAL MACHINERY		13,773,719
OFFICE ELECTRONICS - 2.8%
Office Electronics - 2.8%
Xerox Corp. (a)	64,400	914,480
Zebra Technologies Corp. Class A (a)	8,200	370,066
		1,284,546
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.0%
Semiconductor Equipment - 9.0%
Applied Materials, Inc.	130,900	2,370,599
Cascade Microtech, Inc.	2,700	37,557
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductor Equipment - continued
FormFactor, Inc. (a)	4,400	$123,464
KLA-Tencor Corp.	13,300	680,827
Lam Research Corp. (a)	10,500	394,170
Teradyne, Inc. (a)	30,400	444,752
		4,051,369
TRADING COMPANIES & DISTRIBUTORS - 6.1%
Trading Companies & Distributors - 6.1%
Fastenal Co.	13,400	531,980
Finning International, Inc.	1,200	37,653
Interline Brands, Inc.	13,600	290,496
W.W. Grainger, Inc.	7,200	505,656
Watsco, Inc.	5,000	313,750
WESCO International, Inc. (a)	26,100	1,089,675
		2,769,210
TOTAL COMMON STOCKS (Cost $34,842,391)		43,588,490
Money Market Funds - 2.0%
Fidelity Cash Central Fund, 4.08% (b) (Cost $904,406)	904,406	904,406
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $35,746,797)	44,492,896
NET OTHER ASSETS - 1.3%	572,509
NET ASSETS - 100%	$45,065,405
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding income received by the fund from the affiliated Central funds during the period is as follows:
Fund	Income Received
Fidelity Cash Central Fund	$21,343
Fidelity Securities Lending Cash Central Fund	6,158
Total	$27,501
Income Tax Information

At November 30, 2005, the aggregate cost of investment securities for income tax purposes was $35,790,245. Net unrealized appreciation aggregated $8,702,651, of which $10,410,819 related to appreciated investment securities and $1,708,168 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Industrial Materials Portfolio

November 30, 2005

IND-QTLY-0106

1.810697.101

Investments November 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
BUILDING PRODUCTS - 4.3%
Building Products - 4.3%
American Standard Companies, Inc.	25,000	$952,000
Masco Corp.	150,000	4,465,500
		5,417,500
CHEMICALS - 25.7%
Commodity Chemicals - 0.7%
NOVA Chemicals Corp.	21,600	814,780
Diversified Chemicals - 9.7%
Dow Chemical Co.	133,900	6,058,975
E.I. du Pont de Nemours & Co.	145,000	6,198,750
		12,257,725
Fertilizers & Agricultural Chemicals - 0.4%
Agrium, Inc.	25,000	509,237
Industrial Gases - 9.2%
Air Products & Chemicals, Inc.	78,200	4,627,094
Airgas, Inc.	44,700	1,390,170
Praxair, Inc.	107,100	5,569,200
		11,586,464
Specialty Chemicals - 5.7%
Albemarle Corp.	75,000	2,760,000
Chemtura Corp.	70,000	843,500
Cytec Industries, Inc.	31,000	1,403,990
Lubrizol Corp.	50,000	2,110,500
		7,117,990
TOTAL CHEMICALS		32,286,196
COMMERCIAL SERVICES & SUPPLIES - 0.6%
Diversified Commercial & Professional Services - 0.6%
Ritchie Brothers Auctioneers, Inc.	20,000	781,000
CONSTRUCTION MATERIALS - 4.7%
Construction Materials - 4.7%
Florida Rock Industries, Inc.	50,000	2,493,500
Lafarge North America, Inc.	14,130	777,150
Martin Marietta Materials, Inc.	35,000	2,628,850
		5,899,500
CONTAINERS & PACKAGING - 1.4%
Metal & Glass Containers - 0.9%
Pactiv Corp. (a)	57,300	1,159,752
Paper Packaging - 0.5%
Smurfit-Stone Container Corp. (a)	50,000	633,500
TOTAL CONTAINERS & PACKAGING		1,793,252
INDUSTRIAL CONGLOMERATES - 5.0%
Industrial Conglomerates - 5.0%
3M Co.	80,000	6,278,400

	Shares	Value
LEISURE EQUIPMENT & PRODUCTS - 0.4%
Leisure Products - 0.4%
Polaris Industries, Inc.	10,000	$494,400
MACHINERY - 1.1%
Construction & Farm Machinery & Heavy Trucks - 1.1%
Bucyrus International, Inc. Class A	30,000	1,407,000
MARINE - 0.5%
Marine - 0.5%
Odfjell ASA (A Shares)	30,000	575,553
METALS & MINING - 22.8%
Aluminum - 3.8%
Alcoa, Inc.	173,598	4,758,321
Novelis, Inc.	40	762
		4,759,083
Diversified Metals & Mining - 12.0%
BHP Billiton Ltd. sponsored ADR	125,000	4,021,250
Dynatec Corp. (a)	250,000	263,620
Falconbridge Ltd.	155,464	4,658,122
FNX Mining Co., Inc. (a)	65,000	734,451
Inco Ltd.	40,000	1,757,469
Inmet Mining Corp.	30,600	610,452
Peru Copper, Inc. (a)	953,100	2,385,916
Peru Copper, Inc. warrants 3/18/06 (a)	365,000	178,362
Teck Cominco Ltd. Class B (sub. vtg.)	10,000	459,085
		15,068,727
Gold - 5.9%
Newmont Mining Corp.	90,000	4,150,800
Placer Dome, Inc.	150,000	3,284,324
		7,435,124
Steel - 1.1%
IPSCO, Inc.	18,200	1,384,757
TOTAL METALS & MINING		28,647,691
OIL, GAS & CONSUMABLE FUELS - 6.9%
Coal & Consumable Fuels - 5.8%
Arch Coal, Inc.	15,000	1,155,600
Cameco Corp.	83,900	4,778,153
CONSOL Energy, Inc.	20,000	1,294,400
		7,228,153
Oil & Gas Refining & Marketing - 1.1%
Valero Energy Corp.	15,000	1,443,000
TOTAL OIL, GAS & CONSUMABLE FUELS		8,671,153
ROAD & RAIL - 23.4%
Railroads - 23.4%
Burlington Northern Santa Fe Corp.	120,000	7,941,603
Canadian National Railway Co.	79,950	6,391,476
CSX Corp.	88,100	4,285,184
Common Stocks - continued
	Shares	Value
ROAD & RAIL - CONTINUED
Railroads - continued
Norfolk Southern Corp.	140,000	$6,193,600
Union Pacific Corp.	60,400	4,623,016
		29,434,879
TRADING COMPANIES & DISTRIBUTORS - 1.2%
Trading Companies & Distributors - 1.2%
Finning International, Inc.	50,000	1,568,863
TOTAL COMMON STOCKS (Cost $102,270,866)		123,255,387
Money Market Funds - 8.6%

Fidelity Cash Central Fund, 4.08% (b)	2,280,252	2,280,252
Fidelity Securities Lending Cash Central Fund, 4.09% (b)(c)	8,570,050	8,570,050
TOTAL MONEY MARKET FUNDS (Cost $10,850,302)		10,850,302
TOTAL INVESTMENT PORTFOLIO - 106.6% (Cost $113,121,168)	134,105,689
NET OTHER ASSETS - (6.6)%	(8,353,793)
NET ASSETS - 100%	$125,751,896
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
Affiliated Central Funds
Information regarding income received by the fund from the affiliated Central funds during the period is as follows:
Fund	Income Received
Fidelity Cash Central Fund	$122,162
Fidelity Securities Lending Cash Central Fund	30,797
Total	$152,959
Income Tax Information

At November 30, 2005, the aggregate cost of investment securities for income tax purposes was $113,152,824. Net unrealized appreciation aggregated $20,952,865, of which $23,960,026 related to appreciated investment securities and $3,007,161 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Insurance Portfolio

November 30, 2005

PRC-QTLY-0106

1.810674.101

Investments November 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
CAPITAL MARKETS - 0.9%
Asset Management & Custody Banks - 0.9%
Ameriprise Financial, Inc.	53,800	$2,262,290
DIVERSIFIED FINANCIAL SERVICES - 1.0%
Multi-Sector Holdings - 0.2%
Leucadia National Corp.	11,000	521,180
Other Diversifed Financial Services - 0.8%
Principal Financial Group, Inc.	35,400	1,793,718
TOTAL DIVERSIFIED FINANCIAL SERVICES		2,314,898
HEALTH CARE PROVIDERS & SERVICES - 4.7%
Managed Health Care - 4.7%
Aetna, Inc.	6,600	610,434
Health Net, Inc. (a)	7,500	382,725
WellChoice, Inc. (a)	13,700	1,061,065
WellPoint, Inc. (a)	119,800	9,204,234
		11,258,458
INSURANCE - 87.5%
Insurance Brokers - 6.6%
Aon Corp.	91,600	3,335,156
Arthur J. Gallagher & Co.	12,600	383,670
Brown & Brown, Inc.	20,400	595,272
Hilb Rogal & Hobbs Co.	21,400	834,172
Marsh & McLennan Companies, Inc.	206,900	6,391,141
National Financial Partners Corp.	2,100	106,869
USI Holdings Corp. (a)	117,300	1,642,200
Willis Group Holdings Ltd.	72,900	2,718,441
		16,006,921
Life & Health Insurance - 17.8%
AFLAC, Inc.	205,000	9,840,000
AmerUs Group Co.	11,200	657,776
Jefferson-Pilot Corp.	8,050	447,178
Lincoln National Corp.	19,400	1,008,412
Manulife Financial Corp.	70,411	4,053,409
MetLife, Inc.	213,600	10,987,584
Nationwide Financial Services, Inc. Class A (sub. vtg.)	300	12,645
Phoenix Companies, Inc.	37,000	503,200
Protective Life Corp.	25,100	1,108,918
Prudential Financial, Inc.	117,500	9,094,500
StanCorp Financial Group, Inc.	12,100	1,246,784
Torchmark Corp.	21,200	1,147,344
UICI	21,800	776,516
UnumProvident Corp.	87,835	1,932,370
		42,816,636
Multi-Line Insurance - 17.5%
Allmerica Financial Corp.	27,773	1,109,531
American Financial Group, Inc., Ohio	33,500	1,244,525
American International Group, Inc.	319,100	21,424,371
Assurant, Inc.	17,300	763,276

	Shares	Value
Genworth Financial, Inc. Class A (non-vtg.)	123,700	$4,261,465
Hartford Financial Services Group, Inc.	128,150	11,196,466
HCC Insurance Holdings, Inc.	65,600	2,004,080
		42,003,714
Property & Casualty Insurance - 33.9%
ACE Ltd.	213,700	11,860,350
Admiral Group PLC	61,500	471,487
Alleghany Corp.	1,840	541,310
Allstate Corp.	185,600	10,412,160
AMBAC Financial Group, Inc.	39,250	3,010,083
Aspen Insurance Holdings Ltd.	86,200	2,157,586
Axis Capital Holdings Ltd.	126,000	3,815,280
Berkshire Hathaway, Inc.:
Class A (a)	38	3,396,820
Class B (a)	62	183,210
Catlin Group Ltd.	283,500	2,370,802
Cincinnati Financial Corp.	13,701	610,106
CNA Financial Corp. (a)	3,000	102,150
Erie Indemnity Co. Class A	400	21,200
Fidelity National Financial, Inc.	77,184	2,919,099
Fidelity National Title Group, Inc. Class A	12,402	282,766
Infinity Property & Casualty Corp.	1,400	51,730
James River Group, Inc.	5,800	108,808
Markel Corp. (a)	4,000	1,269,000
MBIA, Inc.	60,000	3,706,800
Mercury General Corp.	1,000	59,300
National Interstate Corp.	1,200	21,888
Ohio Casualty Corp.	2,500	74,000
Old Republic International Corp.	68,200	1,814,802
Philadelphia Consolidated Holdings Corp. (a)	6,400	620,224
RLI Corp.	2,200	114,840
Specialty Underwriters' Alliance, Inc.	87,400	564,604
The Chubb Corp.	65,329	6,326,460
The St. Paul Travelers Companies, Inc.	243,191	11,315,677
United America Indemnity Ltd. Class A (a)	45,500	862,225
W.R. Berkley Corp.	138,062	6,436,450
White Mountains Insurance Group Ltd.	900	547,560
XL Capital Ltd. Class A	82,600	5,482,988
Zenith National Insurance Corp.	900	42,660
		81,574,425
Reinsurance - 11.7%
Arch Capital Group Ltd. (a)	20,900	1,096,414
Benfield Group PLC	55,700	318,159
Endurance Specialty Holdings Ltd.	172,700	5,949,515
Everest Re Group Ltd.	43,300	4,551,696
IPC Holdings Ltd.	20,700	604,440
Max Re Capital Ltd.	37,501	1,001,277
Montpelier Re Holdings Ltd.	80,000	1,570,400
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	9,000	1,176,186
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Reinsurance - continued
Odyssey Re Holdings Corp.	13,600	$348,704
PartnerRe Ltd.	58,200	3,973,896
Platinum Underwriters Holdings Ltd.	90,200	2,747,492
Reinsurance Group of America, Inc.	23,100	1,092,168
Scottish Re Group Ltd.	56,600	1,428,018
Swiss Reinsurance Co. (Reg.)	26,750	1,975,453
Transatlantic Holdings, Inc.	4,862	340,097
		28,173,915
TOTAL INSURANCE		210,575,611
THRIFTS & MORTGAGE FINANCE - 1.9%
Thrifts & Mortgage Finance - 1.9%
MGIC Investment Corp.	34,700	2,258,970
Radian Group, Inc.	23,900	1,351,784
The PMI Group, Inc.	23,000	933,800
		4,544,554
TOTAL COMMON STOCKS (Cost $171,449,733)		230,955,811
Money Market Funds - 5.5%
Fidelity Cash Central Fund, 4.08% (b)	13,121,015	13,121,015
Fidelity Securities Lending Cash Central Fund, 4.09% (b)(c)	254,125	254,125
TOTAL MONEY MARKET FUNDS (Cost $13,375,140)		13,375,140
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $184,824,873)	244,330,951
NET OTHER ASSETS - (1.5)%	(3,711,832)
NET ASSETS - 100%	$240,619,119
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
Affiliated Central Funds
Information regarding income received by the fund from the affiliated Central funds during the period is as follows:
Fund	Income Received
Fidelity Cash Central Fund	$93,159
Fidelity Securities Lending Cash Central Fund	9,753
Total	$102,912
Income Tax Information

At November 30, 2005, the aggregate cost of investment securities for income tax purposes was $185,525,058. Net unrealized appreciation aggregated $58,805,893, of which $60,561,903 related to appreciated investment securities and $1,756,010 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Leisure Portfolio

November 30, 2005

LEI-QTLY-0106

1.810675.101

Investments November 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
AUTOMOBILES - 0.7%
Motorcycle Manufacturers - 0.7%
Harley-Davidson, Inc.	27,300	$1,470,378
BEVERAGES - 0.5%
Distillers & Vintners - 0.5%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	40,400	954,248
BUILDING PRODUCTS - 0.7%
Building Products - 0.7%
Simpson Manufacturing Co. Ltd.	35,200	1,442,496
CONSTRUCTION & ENGINEERING - 0.3%
Construction & Engineering - 0.3%
Perini Corp. (a)	21,700	558,992
DIVERSIFIED FINANCIAL SERVICES - 0.3%
Specialized Finance - 0.3%
NETeller PLC (a)	56,200	628,907
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.0%
Integrated Telecommunication Services - 0.0%
AT&T, Inc.	100	2,491
BellSouth Corp.	100	2,726
Verizon Communications, Inc.	100	3,198
		8,415
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.9%
Electronic Equipment & Instruments - 1.6%
Photon Dynamics, Inc. (a)	118,800	2,185,920
Vishay Intertechnology, Inc. (a)	83,800	1,075,154
		3,261,074
Electronic Manufacturing Services - 0.3%
Merix Corp. (a)	100,500	670,335
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		3,931,409
FOOD & STAPLES RETAILING - 0.5%
Food Retail - 0.5%
Wild Oats Markets, Inc. (a)	84,500	1,020,760
FOOD PRODUCTS - 0.4%
Packaged Foods & Meats - 0.4%
Nestle SA sponsored ADR	11,000	811,800
HEALTH CARE PROVIDERS & SERVICES - 0.0%
Health Care Services - 0.0%
Emdeon Corp. (a)	14,400	110,160
HOTELS, RESTAURANTS & LEISURE - 32.7%
Casinos & Gaming - 12.2%
Aristocrat Leisure Ltd.	219,000	1,996,442
Boyd Gaming Corp.	56,200	2,718,956
Harrah's Entertainment, Inc.	23,900	1,627,351
Isle of Capri Casinos, Inc. (a)	62,500	1,695,000

	Shares	Value
Las Vegas Sands Corp.	75,700	$3,157,447
Penn National Gaming, Inc. (a)	147,500	4,892,575
Pinnacle Entertainment, Inc. (a)	50,200	1,199,278
Shuffle Master, Inc. (a)	37,500	1,050,375
Station Casinos, Inc.	20,800	1,442,272
WMS Industries, Inc. (a)	74,400	1,847,352
Wynn Resorts Ltd. (a)	64,800	3,617,784
		25,244,832
Hotels, Resorts & Cruise Lines - 11.9%
Carnival Corp. unit	148,100	8,069,969
Kerzner International Ltd. (a)	99,300	6,455,493
Marriott International, Inc. Class A	27,900	1,802,619
Royal Caribbean Cruises Ltd.	79,900	3,664,214
Starwood Hotels & Resorts Worldwide, Inc. unit	75,800	4,585,900
		24,578,195
Leisure Facilities - 0.3%
Vail Resorts, Inc. (a)	17,000	633,420
Restaurants - 8.3%
Buffalo Wild Wings, Inc. (a)	63,015	1,778,283
McDonald's Corp.	153,200	5,185,820
Melco International Development Ltd.	3,713,000	4,093,848
Outback Steakhouse, Inc.	37,100	1,494,388
Starbucks Corp. (a)	102,900	3,133,305
Wendy's International, Inc.	30,200	1,533,556
		17,219,200
TOTAL HOTELS, RESTAURANTS & LEISURE		67,675,647
HOUSEHOLD DURABLES - 3.3%
Consumer Electronics - 1.9%
Harman International Industries, Inc.	40,000	3,900,000
Homebuilding - 0.4%
D.R. Horton, Inc.	25,200	893,088
Housewares & Specialties - 1.0%
Jarden Corp. (a)	62,000	2,024,300
TOTAL HOUSEHOLD DURABLES		6,817,388
INTERNET & CATALOG RETAIL - 3.8%
Catalog Retail - 0.7%
Alloy, Inc. (a)	224,000	1,373,120
Internet Retail - 3.1%
eBay, Inc. (a)	23,300	1,044,073
Expedia, Inc. (a)	219,800	5,448,842
		6,492,915
TOTAL INTERNET & CATALOG RETAIL		7,866,035
INTERNET SOFTWARE & SERVICES - 16.5%
Internet Software & Services - 16.5%
Google, Inc. Class A (sub. vtg.) (a)	43,100	17,455,068
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - CONTINUED
Internet Software & Services - continued
iVillage, Inc. (a)	8,500	$69,700
Yahoo!, Inc. (a)	417,004	16,776,071
		34,300,839
LEISURE EQUIPMENT & PRODUCTS - 2.2%
Leisure Products - 2.2%
Brunswick Corp.	32,100	1,261,209
MarineMax, Inc. (a)	115,500	3,033,030
Polaris Industries, Inc.	5,500	271,920
		4,566,159
MACHINERY - 0.4%
Construction & Farm Machinery & Heavy Trucks - 0.4%
Cummins, Inc.	8,300	738,700
MEDIA - 28.3%
Advertising - 3.7%
Lamar Advertising Co. Class A (a)	115,900	5,371,965
Omnicom Group, Inc.	26,700	2,257,752
		7,629,717
Broadcasting & Cable TV - 11.9%
Clear Channel Communications, Inc.	70,141	2,283,791
Comcast Corp. Class A (a)	139,300	3,677,520
E.W. Scripps Co. Class A	30,300	1,404,405
EchoStar Communications Corp. Class A	163,200	4,217,088
Grupo Televisa SA de CV (CPO) sponsored ADR	61,500	4,883,100
Liberty Global, Inc.:
Class A	55,221	1,231,981
Class C (a)	55,921	1,161,479
Salem Communications Corp. Class A (a)	11,300	215,830
Television Broadcasts Ltd.	112,000	605,886
The DIRECTV Group, Inc. (a)	180,801	2,384,765
Univision Communications, Inc. Class A (a)	62,500	1,889,375
XM Satellite Radio Holdings, Inc. Class A (a)	23,535	688,634
		24,643,854
Movies & Entertainment - 10.2%
News Corp. Class A	675,196	9,999,653
Viacom, Inc.:
Class A	63,000	2,109,240
Class B (non-vtg.)	29,000	968,600
Walt Disney Co.	319,400	7,962,642
		21,040,135
Publishing - 2.5%
Getty Images, Inc. (a)	39,600	3,615,084
McGraw-Hill Companies, Inc.	31,300	1,660,465
		5,275,549
TOTAL MEDIA		58,589,255

	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.0%
Semiconductors - 1.0%
Genesis Microchip, Inc. (a)	50,600	$1,133,440
Micron Technology, Inc. (a)	70,500	1,005,330
		2,138,770
SOFTWARE - 2.0%
Application Software - 1.1%
NAVTEQ Corp. (a)	23,500	987,000
Plato Learning, Inc. (a)	188,000	1,357,360
		2,344,360
Home Entertainment Software - 0.9%
Activision, Inc. (a)	115,200	1,533,312
Ubisoft Entertainment SA (a)	8,100	369,916
		1,903,228
TOTAL SOFTWARE		4,247,588
WIRELESS TELECOMMUNICATION SERVICES - 1.8%
Wireless Telecommunication Services - 1.8%
American Tower Corp. Class A (a)	137,100	3,741,459
TOTAL COMMON STOCKS (Cost $164,514,194)		201,619,405
Money Market Funds - 11.8%

Fidelity Cash Central Fund, 4.08% (b)	4,018,156	4,018,156
Fidelity Securities Lending Cash Central Fund, 4.09% (b)(c)	20,420,805	20,420,805
TOTAL MONEY MARKET FUNDS (Cost $24,438,961)		24,438,961
TOTAL INVESTMENT PORTFOLIO - 109.1% (Cost $188,953,155)	226,058,366
NET OTHER ASSETS - (9.1)%	(18,866,362)
NET ASSETS - 100%	$207,192,004
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
Affiliated Central Funds
Information regarding income received by the fund from the affiliated Central funds during the period is as follows:
Fund	Income Received
Fidelity Cash Central Fund	$51,601
Fidelity Securities Lending Cash Central Fund	59,087
Total	$110,688
Income Tax Information

At November 30, 2005, the aggregate cost of investment securities for income tax purposes was $189,033,317. Net unrealized appreciation aggregated $37,025,049, of which $41,003,264 related to appreciated investment securities and $3,978,215 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Medical Delivery Portfolio

November 30, 2005

MED-QTLY-0106

1.810676.101

Investments November 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
BIOTECHNOLOGY - 0.6%
Biotechnology - 0.6%
Alnylam Pharmaceuticals, Inc. (a)	13,900	$174,584
Charles River Laboratories International, Inc. (a)	7,300	332,588
Gilead Sciences, Inc. (a)	75,000	3,801,750
Martek Biosciences (a)	125,250	3,282,803
OSI Pharmaceuticals, Inc. (a)	25,000	606,250
Senomyx, Inc. (a)	60,000	764,400
Serologicals Corp. (a)	60,000	1,204,800
		10,167,175
COMMERCIAL SERVICES & SUPPLIES - 0.2%
Human Resource & Employment Services - 0.2%
Watson Wyatt & Co. Holdings Class A	108,800	2,928,896
DIVERSIFIED CONSUMER SERVICES - 6.5%
Specialized Consumer Services - 6.5%
Alderwoods Group, Inc. (a)	535,489	8,043,045
Carriage Services, Inc. Class A (a)	239,349	1,242,221
Service Corp. International (SCI)	6,800,100	55,828,821
Stewart Enterprises, Inc. Class A	100	510
Weight Watchers International, Inc. (a)	844,800	40,381,440
		105,496,037
FOOD & STAPLES RETAILING - 1.2%
Drug Retail - 0.1%
Rite Aid Corp. (a)	475,000	1,752,750
Food Retail - 1.1%
Albertsons, Inc.	90,000	2,115,000
Safeway, Inc.	680,400	15,819,300
		17,934,300
TOTAL FOOD & STAPLES RETAILING		19,687,050
HEALTH CARE EQUIPMENT & SUPPLIES - 5.7%
Health Care Equipment - 4.5%
Abiomed, Inc. (a)	85,500	747,270
American Medical Systems Holdings, Inc. (a)	40,000	736,000
Aspect Medical Systems, Inc. (a)	351,700	13,248,539
BioLase Technology, Inc. (a)	2,300	14,766
IDEXX Laboratories, Inc. (a)	25,000	1,788,750
INAMED Corp. (a)	195,000	16,348,800
IntraLase Corp. (a)	160,000	2,769,600
Kinetic Concepts, Inc. (a)	412,400	16,062,980
Laserscope, Inc. (a)	5,000	107,600
Mentor Corp.	6,600	321,684
NeuroMetrix, Inc. (a)	57,700	1,793,893
PhotoMedex, Inc. (a)	100,000	158,000
Quidel Corp. (a)	115,000	1,605,400
ResMed, Inc. (a)	20,000	816,000
Respironics, Inc. (a)	30,000	1,160,400
Straumann Holding AG	5,700	1,235,502

	Shares	Value
SurModics, Inc. (a)	15,000	$588,150
Syneron Medical Ltd. (a)	330,300	13,145,940
Viasys Healthcare, Inc. (a)	5,000	136,500
		72,785,774
Health Care Supplies - 1.2%
Align Technology, Inc. (a)	5,000	34,600
Anika Therapeutics, Inc. (a)	10,000	118,100
Inverness Medical Innovations, Inc. (a)	525,300	12,607,200
Inverness Medical Innovations, Inc. (a)(g)	202,000	4,848,000
Neogen Corp. (a)	2,300	46,202
OraSure Technologies, Inc. (a)	25,000	339,000
Regeneration Technologies, Inc. (a)	50,000	410,500
		18,403,602
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		91,189,376
HEALTH CARE PROVIDERS & SERVICES - 79.0%
Health Care Distributors & Services - 9.0%
AmerisourceBergen Corp.	10	804
Cardinal Health, Inc.	362,600	23,188,270
DrugMax, Inc. (a)	177,100	221,375
Henry Schein, Inc. (a)	654,200	27,901,630
McKesson Corp.	1,860,700	93,593,210
Patterson Companies, Inc. (a)	135	4,717
PSS World Medical, Inc. (a)	65,000	1,070,550
		145,980,556
Health Care Facilities - 7.0%
Acibadem Saglik Hizmetleri AS	160,000	1,173,609
American Retirement Corp. (a)	91,500	2,252,730
AmSurg Corp. (a)	500	12,055
Apollo Hospitals Enterprise Ltd.	1,156,565	11,140,980
Bangkok Dusit Medical Service PCL Class F (For. Reg.)	1,772,600	954,097
Bumrungrad Hospital PCL (For. Reg.)	1,718,300	1,124,842
Capital Senior Living Corp. (a)	180,000	1,818,000
Community Health Systems, Inc. (a)	846,700	33,944,203
Emeritus Corp. (a)	115,000	2,232,150
HCA, Inc.	19,400	989,206
Health Management Associates, Inc. Class A	85,600	2,004,752
HealthSouth Corp. (a)	2,180	8,131
Kindred Healthcare, Inc. (a)	100	2,773
LifePoint Hospitals, Inc. (a)	30,400	1,156,720
Odyssey Healthcare, Inc. (a)	50,000	926,000
Radiation Therapy Services, Inc. (a)	603,600	22,900,584
Sunrise Senior Living, Inc. (a)	256,400	8,563,760
Symbion, Inc. (a)	50,000	1,339,500
Tenet Healthcare Corp. (a)	100	782
Triad Hospitals, Inc. (a)	267,500	11,411,550
U.S. Physical Therapy, Inc. (a)	370,000	7,322,300
United Surgical Partners International, Inc. (a)	3,750	130,163
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Health Care Facilities - continued
Universal Health Services, Inc. Class B	500	$23,960
VCA Antech, Inc. (a)	55,000	1,537,800
		112,970,647
Health Care Services - 24.0%
Allied Healthcare International, Inc. (a)	78,621	471,726
Allscripts Healthcare Solutions, Inc. (a)	630,000	8,442,000
American Dental Partners, Inc. (a)	41,888	782,049
American Healthways, Inc. (a)	206,948	9,190,561
AMICAS, Inc. (a)	50,000	237,500
AMN Healthcare Services, Inc. (a)	60,000	1,143,000
Apria Healthcare Group, Inc. (a)	170,500	4,170,430
Caremark Rx, Inc. (a)	1,613,200	82,902,348
Cerner Corp. (a)	88,000	8,483,200
Covance, Inc. (a)	185,700	8,828,178
DaVita, Inc. (a)	233,700	12,266,913
Diagnosticos da America SA	25,000	442,478
Eclipsys Corp. (a)	70,000	1,255,100
Emageon, Inc.	190,000	2,447,200
Emdeon Corp. (a)	976,700	7,471,755
Express Scripts, Inc. (a)	400	33,784
Health Grades, Inc. (a)	535,600	2,570,880
HMS Holdings Corp. (a)	401,677	3,032,661
Laboratory Corp. of America Holdings (a)	37,200	1,930,308
Lincare Holdings, Inc. (a)	100	4,293
Medco Health Solutions, Inc. (a)	1,865,900	100,105,535
NationsHealth, Inc. (a)	131,400	1,014,408
NDCHealth Corp.	543,800	10,245,192
Omnicare, Inc.	455,000	25,912,250
Pediatric Services of America, Inc. (a)	27,500	446,050
Pediatrix Medical Group, Inc. (a)	19,800	1,674,288
Pharmaceutical Product Development, Inc.	400	23,316
PRA International	810,046	22,470,676
Quest Diagnostics, Inc.	709,600	35,543,864
RehabCare Group, Inc. (a)	198,800	3,848,768
Renal Care Group, Inc. (a)	100	4,695
Rural/Metro Corp. (a)(e)	1,957,400	17,322,990
TriZetto Group, Inc. (a)	115,000	1,868,750
VistaCare, Inc. Class A (a)	636,100	8,778,180
Vital Images, Inc. (a)	65,000	1,731,600
WebMD Health Corp. Class A	2,600	68,874
		387,165,800
Managed Health Care - 39.0%
Aetna, Inc.	1,081,400	100,018,686
AMERIGROUP Corp. (a)	342,600	6,392,916
Centene Corp. (a)	1,800	43,218
CIGNA Corp.	581,900	65,475,388
Coventry Health Care, Inc. (a)	315,000	18,764,550
Health Net, Inc. (a)	1,559,600	79,586,388
Humana, Inc. (a)	1,573,100	72,095,173

	Shares	Value
Molina Healthcare, Inc. (a)	1,473	$39,329
National Medical Health Card Systems, Inc. (a)	35,000	968,100
PacifiCare Health Systems, Inc. (a)	606,639	52,195,220
Sierra Health Services, Inc. (a)	154,800	12,108,456
UnitedHealth Group, Inc.	2,063,790	123,538,468
Wellcare Health Plans, Inc. (a)	35,500	1,401,540
WellChoice, Inc. (a)	57,300	4,437,885
WellPoint, Inc. (a)	1,193,400	91,688,922
		628,754,239
TOTAL HEALTH CARE PROVIDERS & SERVICES		1,274,871,242
HOTELS, RESTAURANTS & LEISURE - 0.1%
Leisure Facilities - 0.1%
Life Time Fitness, Inc. (a)	30,000	1,152,900
INDUSTRIAL CONGLOMERATES - 0.0%
Industrial Conglomerates - 0.0%
Tyco International Ltd.	6,800	193,936
INSURANCE - 0.8%
Life & Health Insurance - 0.8%
Ceres Group, Inc. (a)	150,000	750,000
China Life Insurance Co. Ltd. ADR (a)	75,000	2,367,000
Universal American Financial Corp. (a)	653,300	9,642,708
		12,759,708
INTERNET & CATALOG RETAIL - 0.2%
Internet Retail - 0.2%
NutriSystem, Inc. (a)	78,000	3,036,540
IT SERVICES - 0.1%
Data Processing & Outsourced Services - 0.0%
Intrado, Inc. (a)	10,000	225,800
IT Consulting & Other Services - 0.1%
Accenture Ltd. Class A	50,000	1,422,000
TOTAL IT SERVICES		1,647,800
PERSONAL PRODUCTS - 0.1%
Personal Products - 0.1%
Natura Cosmeticos SA	36,600	1,577,944
PHARMACEUTICALS - 4.0%
Pharmaceuticals - 4.0%
Adams Respiratory Therapeutics, Inc.	30,000	1,328,700
Allergan, Inc.	42,100	4,210,000
Atherogenics, Inc. (a)	57,100	855,929
Cipla Ltd.	282,300	2,443,442
First Horizon Pharmaceutical Corp. (a)	35,000	616,700
Kos Pharmaceuticals, Inc. (a)	50,000	3,329,000
Mylan Laboratories, Inc.	20,000	417,800
Ranbaxy Laboratories Ltd.	183,230	1,536,433
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - CONTINUED
Pharmaceuticals - continued
Roche Holding AG (participation certificate)	25,013	$3,759,036
Salix Pharmaceuticals Ltd. (a)	95,000	1,840,150
Sepracor, Inc. (a)	32,700	1,797,846
Shire PLC sponsored ADR	50,000	1,827,000
Teva Pharmaceutical Industries Ltd. sponsored ADR	918,500	37,548,280
Valeant Pharmaceuticals International	35,000	576,800
Watson Pharmaceuticals, Inc. (a)	82,700	2,758,872
		64,845,988
TOTAL COMMON STOCKS (Cost $1,360,911,396)		1,589,554,592
Nonconvertible Bonds - 0.1%
	Principal Amount
HEALTH CARE PROVIDERS & SERVICES - 0.1%
Health Care Services - 0.1%
Rural/Metro Corp.:
0% 3/15/16 (d)(f)	$2,790,000	1,687,950
9.875% 3/15/15 (f)	20,000	20,400
TOTAL NONCONVERTIBLE BONDS (Cost $1,662,532)		1,708,350
Money Market Funds - 5.3%
	Shares
Fidelity Cash Central Fund, 4.08% (b)	69,122,776	69,122,776
Fidelity Securities Lending Cash Central Fund, 4.09% (b)(c)	16,387,125	16,387,125
TOTAL MONEY MARKET FUNDS (Cost $85,509,901)		85,509,901
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $1,448,083,829)	1,676,772,843
NET OTHER ASSETS - (3.9)%	(63,513,136)
NET ASSETS - 100%	$1,613,259,707
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e)Affiliated company

(f)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,708,350 or 0.1% of net assets.

(g)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,848,000 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Inverness Medical Innovations, Inc.	8/1/05	$4,799,520
Affiliated Central Funds
Information regarding income received by the fund from the affiliated Central funds during the period is as follows:
Fund	Income Received
Fidelity Cash Central Fund	$1,188,142
Fidelity Securities Lending Cash Central Fund	54,834
Total	$1,242,976
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Rural/Metro Corp.	$54,736	$15,040,199	$-	$-	$17,322,990
Income Tax Information

At November 30, 2005, the aggregate cost of investment securities for income tax purposes was $1,448,904,160. Net unrealized appreciation aggregated $227,868,683, of which $258,123,613 related to appreciated investment securities and $30,254,930 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Medical Equipment and
Systems Portfolio

November 30, 2005

MES-QTLY-0106

1.810698.101

Investments November 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
BIOTECHNOLOGY - 3.4%
Biotechnology - 3.4%
Affymetrix, Inc. (a)	176,130	$8,672,641
Alnylam Pharmaceuticals, Inc. (a)	556,600	6,990,896
BioSphere Medical, Inc. (a)	39,500	220,410
DUSA Pharmaceuticals, Inc. (a)	732,700	7,312,346
Epigenomics AG (a)	63,300	306,693
Invitrogen Corp. (a)	81,000	5,398,650
Seracare Life Sciences, Inc. (a)	259,200	5,684,256
Serologicals Corp. (a)	297,100	5,965,768
Sirna Therapeutics, Inc. (a)	122,400	434,520
Solexa, Inc. (a)	4,500	39,555
		41,025,735
CAPITAL MARKETS - 0.0%
Asset Management & Custody Banks - 0.0%
Harris & Harris Group, Inc. (a)	57,200	761,332
CHEMICALS - 0.3%
Specialty Chemicals - 0.3%
Lonza Group AG	62,500	3,541,278
COMMERCIAL SERVICES & SUPPLIES - 0.4%
Diversified Commercial & Professional Services - 0.4%
Advisory Board Co. (a)	102,000	4,928,640
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.3%
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. (a)	94,500	3,369,870
HEALTH CARE EQUIPMENT & SUPPLIES - 74.0%
Health Care Equipment - 56.4%
Advanced Medical Optics, Inc. (a)	254,094	10,776,127
American Medical Systems Holdings, Inc. (a)	321,890	5,922,776
Animas Corp. (a)	153,600	2,615,808
Aspect Medical Systems, Inc. (a)	798,300	30,071,961
Baxter International, Inc.	2,223,920	86,488,249
Becton, Dickinson & Co.	1,442,900	84,020,067
Boston Scientific Corp. (a)	920,300	24,369,544
C.R. Bard, Inc.	818,900	53,122,043
Conceptus, Inc. (a)	1,141,600	17,660,552
Conor Medsystems, Inc.	54,900	1,085,373
Cyberonics, Inc. (a)	103,100	2,908,451
Cytyc Corp. (a)	671,800	18,481,218
Dade Behring Holdings, Inc.	220,800	9,028,512
Edwards Lifesciences Corp. (a)	143,000	5,718,570
Fisher Scientific International, Inc. (a)	282,600	18,222,048
Foxhollow Technologies, Inc. (a)	7,200	313,488
Greatbatch, Inc. (a)	46,100	1,335,978
Guidant Corp.	533,900	32,930,952
INAMED Corp. (a)	99,600	8,350,464
Integra LifeSciences Holdings Corp. (a)	75,000	2,740,500
Intermagnetics General Corp. (a)	80,300	2,685,232

	Shares	Value
IntraLase Corp. (a)	171,400	$2,966,934
Invacare Corp.	40,300	1,376,648
Kinetic Concepts, Inc. (a)	219,700	8,557,315
Kyphon, Inc. (a)	179,400	7,622,706
Medtronic, Inc.	563,716	31,325,698
Mentor Corp.	239,400	11,668,356
Meridian Bioscience, Inc.	1,050	19,604
NeuroMetrix, Inc. (a)	571,900	17,780,371
NMT Medical, Inc. (a)	335,604	6,198,606
Nobel Biocare Holding AG (Switzerland)	31,747	7,231,415
PhotoMedex, Inc. (a)	535,700	846,406
ResMed, Inc. (a)	388,000	15,830,400
Respironics, Inc. (a)	276,300	10,687,284
Sonic Innovations, Inc. (a)	150,000	547,500
SonoSite, Inc. (a)	66,200	2,486,472
St. Jude Medical, Inc. (a)	1,301,500	62,172,655
Stereotaxis, Inc. (a)	374,300	2,642,558
Straumann Holding AG	23,565	5,107,826
SurModics, Inc. (a)	134,500	5,273,745
Syneron Medical Ltd. (a)	77,400	3,080,520
Synthes, Inc.	22,632	2,435,584
Thermo Electron Corp. (a)	193,900	5,981,815
Thoratec Corp. (a)	200,400	4,098,180
Varian Medical Systems, Inc. (a)	57,600	2,927,232
Ventana Medical Systems, Inc. (a)	60,900	2,345,259
Waters Corp. (a)	489,300	19,195,239
Zimmer Holdings, Inc. (a)	371,200	23,263,104
		682,517,345
Health Care Supplies - 17.6%
Alcon, Inc.	542,500	76,058,500
Anika Therapeutics, Inc. (a)	70,590	833,668
Bausch & Lomb, Inc.	228,800	18,592,288
Cooper Companies, Inc.	842,700	46,179,960
DENTSPLY International, Inc.	327,000	18,191,010
DJ Orthopedics, Inc. (a)	178,600	5,565,176
Gen-Probe, Inc. (a)	12,300	567,891
Inverness Medical Innovations, Inc. (a)	589,900	14,157,600
Inverness Medical Innovations, Inc. (a)(d)	910,000	21,840,000
Merit Medical Systems, Inc. (a)	105,200	1,346,560
Millipore Corp. (a)	26,600	1,698,676
PolyMedica Corp.	42,700	1,620,892
Regeneration Technologies, Inc. (a)	514,800	4,226,508
Shamir Optical Industry Ltd.	2,000	19,200
Utah Medical Products, Inc.	41,600	1,205,568
		212,103,497
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		894,620,842
HEALTH CARE PROVIDERS & SERVICES - 2.6%
Health Care Distributors & Services - 0.4%
Henry Schein, Inc. (a)	109,400	4,665,910
Health Care Facilities - 0.3%
VCA Antech, Inc. (a)	117,500	3,285,300
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Health Care Services - 1.5%
Emageon, Inc.	70,000	$901,600
IMS Health, Inc.	258,700	6,325,215
Merge Technologies, Inc. (a)	130,283	3,718,277
Quest Diagnostics, Inc.	123,200	6,171,088
WebMD Health Corp. Class A	19,130	506,754
		17,622,934
Managed Health Care - 0.4%
UnitedHealth Group, Inc.	92,100	5,513,106
TOTAL HEALTH CARE PROVIDERS & SERVICES		31,087,250
PHARMACEUTICALS - 18.4%
Pharmaceuticals - 18.4%
Allergan, Inc.	951,600	95,159,999
Endo Pharmaceuticals Holdings, Inc. (a)	69,100	2,067,472
Johnson & Johnson	1,407,300	86,900,775
Medicines Co. (a)	76,200	1,392,174
Novartis AG sponsored ADR	165,000	8,646,000
Roche Holding AG (participation certificate)	176,581	26,537,176
Shire PLC sponsored ADR	49,400	1,805,076
		222,508,672
TOTAL COMMON STOCKS (Cost $982,655,090)		1,201,843,619
Money Market Funds - 3.3%
Fidelity Cash Central Fund, 4.08% (b)	4,197,594	4,197,594
Fidelity Securities Lending Cash Central Fund, 4.09% (b)(c)	36,592,750	36,592,750
TOTAL MONEY MARKET FUNDS (Cost $40,790,344)		40,790,344
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $1,023,445,434)	1,242,633,963
NET OTHER ASSETS - (2.7)%	(33,254,889)
NET ASSETS - 100%	$1,209,379,074
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.

(d)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,840,000 or 1.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Inverness Medical Innovations, Inc.	8/1/05	$21,621,600
Affiliated Central Funds
Information regarding income received by the fund from the affiliated Central funds during the period is as follows:
Fund	Income Received
Fidelity Cash Central Fund	$459,455
Fidelity Securities Lending Cash Central Fund	247,694
Total	$707,149
Income Tax Information

At November 30, 2005, the aggregate cost of investment securities for income tax purposes was $1,025,045,005. Net unrealized appreciation aggregated $217,588,958, of which $234,980,224 related to appreciated investment securities and $17,391,266 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Money Market Portfolio

November 30, 2005

MON-QTLY-0106

1.810699.101

Investments November 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 1.0%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
AOL Time Warner, Inc.
4/15/06	4.03%	$400,000	$402,762
4/15/06	4.14	190,000	191,242
British Telecommunications PLC
12/15/05	3.38	275,000	275,447
12/15/05	3.39	405,000	405,657
12/15/05	3.40	70,000	70,113
12/15/05	3.43	285,000	285,458
12/15/05	3.51	75,000	75,117
12/15/05	3.71	310,000	310,477
12/15/05	3.78	55,000	55,082
12/15/05	3.95	370,000	370,537
Comcast Cable Communications, Inc.
1/30/06	3.74	1,980,000	1,987,824
1/30/06	3.91	260,000	260,939
1/30/06	4.43	170,000	170,500
1/30/06	4.47	90,000	90,256
Continental Cablevision, Inc.
5/15/06	4.70	600,000	609,543
France Telecom SA
3/1/06	3.37	35,000	35,306
3/1/06	3.41	110,000	110,979
3/1/06	3.43	130,000	131,132
3/1/06	3.45	35,000	35,299
3/1/06	3.54	150,000	151,280
3/1/06	3.55	225,000	226,905
3/1/06	3.56	285,000	287,415
3/1/06	3.59	60,000	60,506
TCI Communications, Inc.
2/15/06	4.51	125,000	125,553
2/15/06	4.62	1,155,000	1,159,877
TOTAL CORPORATE BONDS			7,885,206
Certificates of Deposit - 29.1%

Domestic Certificates Of Deposit - 0.1%
Huntington National Bank, Columbus
3/23/06	4.31	1,000,000	1,000,000
London Branch, Eurodollar, Foreign Banks - 13.7%
Barclays PLC
12/2/05	4.05	25,000,000	24,999,998
2/7/06	4.26	10,000,000	10,000,000
Calyon
7/18/06	4.00	5,000,000	5,000,000
10/4/06	4.40	3,000,000	3,000,000
Credit Agricole SA
7/17/06	4.00	5,000,000	5,000,000
7/19/06	4.00	5,000,000	5,000,000
Credit Industriel et Commercial
2/6/06	4.25	10,000,000	10,000,000

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
11/7/06	4.76%	$5,000,000	$5,000,000
Deutsche Bank AG
12/13/05	4.03	15,000,000	15,000,000
Hypo Real Estate Bank International
12/30/05	4.26 (f)	1,000,000	1,000,000
Royal Bank of Scotland PLC
1/31/06	4.29	5,000,000	5,000,000
Societe Generale
8/18/06	4.25	3,000,000	3,000,000
Unicredito Italiano Spa
1/25/06	4.26	15,000,000	15,000,000
			106,999,998
New York Branch, Yankee Dollar, Foreign Banks - 15.3%
Bank of Tokyo-Mitsubishi Ltd.
12/7/05	4.06	10,000,000	10,000,000
12/8/05	4.06	5,000,000	5,000,000
1/27/06	4.34 (c)	10,000,000	10,000,000
1/30/06	4.30	5,000,000	5,000,000
Barclays Bank PLC
12/2/05	3.71	3,000,000	3,000,000
Canadian Imperial Bank of Commerce
12/15/05	4.18 (d)	14,000,000	14,000,000
Credit Industriel et Commercial
6/28/06	4.27	5,000,000	5,000,000
Credit Suisse First Boston New York Branch
12/19/05	4.14 (d)	5,000,000	5,000,000
12/28/05	3.93 (d)	5,000,000	5,000,000
1/19/06	4.14 (d)	5,000,000	5,000,000
DEPFA BANK PLC
2/1/06	4.30	5,000,000	5,000,000
Deutsche Bank AG
12/5/05	3.73 (d)	5,000,000	5,000,000
Eurohypo AG
1/31/06	4.02 (a)	5,000,000	5,000,000
3/28/06	4.08 (a)	3,000,000	3,000,000
Mizuho Corporate Bank Ltd.
12/8/05	4.08	10,000,000	10,000,000
Royal Bank of Scotland PLC
1/31/06	4.28	5,000,000	5,000,000
Skandinaviska Enskilda Banken AB
1/6/06	4.05 (d)	10,000,000	9,999,113
Toronto-Dominion Bank
4/7/06	3.86	5,000,000	5,000,000
Unicredito Italiano Spa
2/13/06	4.28 (d)	5,000,000	4,999,668
			119,998,781
TOTAL CERTIFICATES OF DEPOSIT			227,998,779
Commercial Paper - 20.5%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
Bavaria TRR Corp.
12/5/05	4.10%	$4,000,000	$3,998,182
12/14/05	4.15	5,000,000	4,992,525
Charta LLC
1/24/06	4.25	5,000,000	4,968,350
Citibank Credit Card Master Trust I (Dakota Certificate Program)
1/23/06	4.28	5,000,000	4,968,715
2/1/06	4.28	5,000,000	4,963,446
Citigroup Funding, Inc.
1/24/06	4.28	5,000,000	4,968,125
Countrywide Financial Corp.
12/13/05	4.12	5,000,000	4,993,167
1/27/06	4.33	5,000,000	4,965,958
DaimlerChrysler NA Holding Corp.
12/22/05	4.30	1,000,000	997,503
12/23/05	4.30	1,000,000	997,384
12/28/05	4.40	1,000,000	996,715
Dresdner U.S. Finance, Inc.
12/7/05	4.05	10,000,000	9,993,265
FCAR Owner Trust
12/9/05	4.02	5,000,000	4,995,556
12/13/05	4.04	5,000,000	4,993,300
Federated Retail Holdings, Inc.
12/5/05	4.13	1,000,000	999,542
12/19/05	4.18	500,000	498,960
1/5/06	4.27	500,000	497,939
1/9/06	4.30	500,000	497,682
Fortune Brands, Inc.
12/5/05	4.11	2,000,000	1,999,091
1/9/06	4.30	1,000,000	995,385
1/17/06	4.34	500,000	497,193
1/23/06	4.30	3,000,000	2,981,229
1/24/06	4.30	500,000	496,813
2/1/06	4.35	1,000,000	992,577
Kellogg Co.
12/2/05	4.12	500,000	499,943
12/13/05	4.11	500,000	499,320
Motown Notes Program
2/2/06	4.28	5,000,000	4,962,988
2/3/06	4.27	2,000,000	1,984,960
Paradigm Funding LLC
1/20/06	4.25	5,000,000	4,970,694
Park Granada LLC
12/7/05	4.08	5,000,000	4,996,600
1/23/06	4.20	5,000,000	4,969,415
1/24/06	4.20	1,000,000	993,768
1/25/06	4.22	5,000,000	4,968,069
1/30/06	4.23	5,000,000	4,965,125
1/30/06	4.24	5,000,000	4,965,042
Park Sienna LLC
12/5/05	4.09	5,000,000	4,997,733

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
12/7/05	4.09%	$5,000,000	$4,996,592
Strand Capital LLC
1/17/06	3.91	5,000,000	4,974,803
Stratford Receivables Co. LLC
12/5/05	4.02	5,000,000	4,997,778
12/5/05	4.04	5,000,000	4,997,767
12/9/05	4.05	5,000,000	4,995,522
12/16/05	4.12	5,000,000	4,991,438
1/17/06	4.24	5,000,000	4,972,551
1/20/06	4.25	5,000,000	4,970,729
1/25/06	4.28	5,000,000	4,967,535
TOTAL COMMERCIAL PAPER			160,886,974
Master Notes - 2.8%

Bear Stearns Companies, Inc.
12/15/05	4.17 (f)	2,000,000	2,000,000
Goldman Sachs Group, Inc.
12/9/05	4.14 (d)(f)	10,000,000	10,000,000
12/10/05	4.16 (d)(f)	5,000,000	5,000,000
1/9/06	3.69 (f)	5,000,000	5,000,000
TOTAL MASTER NOTES			22,000,000
Medium-Term Notes - 23.4%

AIG Matched Funding Corp.
12/15/05	3.89 (d)	5,000,000	5,000,000
1/3/06	4.06 (d)	5,000,000	5,000,000
1/11/06	4.13 (d)	5,000,000	5,000,000
1/23/06	4.02 (d)	5,000,000	5,000,000
Australia & New Zealand Banking Group Ltd.
12/23/05	4.15 (b)(d)	2,000,000	2,000,000
Bank of New York Co., Inc.
12/28/05	4.24 (b)(d)	5,000,000	5,000,000
Bayerische Landesbank Girozentrale
2/20/06	4.38 (d)	5,000,000	5,000,000
BellSouth Corp.
4/26/06	4.26 (b)(d)	500,000	500,064
BMW U.S. Capital LLC
12/15/05	4.09 (d)	1,000,000	1,000,000
Commonwealth Bank of Australia
12/28/05	4.16 (d)	2,000,000	2,000,000
GE Capital Assurance Co.
12/1/05	4.17 (d)(f)	5,000,000	5,000,000
General Electric Capital Corp.
12/7/05	4.08 (d)	5,000,000	5,000,000
12/9/05	4.19 (d)	10,000,000	10,006,961
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
General Electric Capital Corp. - continued
12/19/05	4.24% (d)	$9,000,000	$9,002,963
3/30/06	3.85	4,000,000	4,017,723
HBOS Treasury Services PLC
12/28/05	4.01 (d)	10,000,000	10,000,000
HSBC Finance Corp.
12/28/05	4.18 (d)	2,000,000	2,000,000
HSH Nordbank AG
12/23/05	4.17 (b)(d)	2,000,000	2,000,000
ING USA Annuity & Life Insurance Co.
12/28/05	4.04 (d)(f)	1,000,000	1,000,000
MBIA Global Funding LLC
1/17/06	4.11 (b)(d)	1,000,000	1,000,000
Merrill Lynch & Co., Inc.
12/5/05	4.12 (d)	2,000,000	2,002,071
12/12/05	4.32 (d)	1,000,000	1,002,113
12/15/05	4.10 (d)	4,000,000	4,000,000
Metropolitan Life Insurance Co.
12/6/05	4.08 (b)(d)	2,213,000	2,213,000
Morgan Stanley
12/1/05	4.14 (d)	1,000,000	1,000,000
12/5/05	4.12 (d)	5,000,000	5,000,000
12/15/05	4.15 (d)	2,000,000	2,000,000
RACERS
12/22/05	4.17 (b)(d)	10,000,000	10,000,000
Royal Bank of Scotland PLC
12/21/05	4.13 (b)(d)	5,000,000	5,000,000
SBC Communications, Inc.
6/5/06	3.96 (b)	1,600,000	1,602,919
6/5/06	4.11 (b)	100,000	100,075
Security Life of Denver Insurance Co.
2/28/06	4.49 (d)(f)	1,000,000	1,000,000
Societe Generale
12/2/05	4.06 (b)(d)	5,000,000	5,000,000
Verizon Global Funding Corp.
12/15/05	3.98 (d)	20,000,000	20,000,010
Washington Mutual Bank, California
12/20/05	3.87 (d)	4,000,000	4,000,000
12/28/05	3.94 (d)	10,000,000	9,999,702
1/27/06	4.20 (d)	5,000,000	5,000,000
2/6/06	4.26 (d)	5,000,000	5,000,000
Wells Fargo & Co.
12/2/05	4.14 (d)	5,000,000	5,000,000
12/15/05	4.11 (d)	5,000,000	5,000,000

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
WestLB AG
12/12/05	4.11% (b)(d)	$2,000,000	$2,000,000
12/30/05	4.02 (b)(d)	3,000,000	3,000,000
World Savings Bank FSB
12/2/05	3.87 (d)	450,000	450,024
TOTAL MEDIUM-TERM NOTES			183,897,625
Short-Term Notes - 1.3%

Metropolitan Life Insurance Co.
1/2/06	4.19 (d)(f)	5,000,000	5,000,000
New York Life Insurance Co.
12/31/05	4.15 (d)(f)	5,000,000	5,000,000
TOTAL SHORT-TERM NOTES			10,000,000
Municipal Securities - 1.1%

Connecticut Hsg. Fin. Auth. (Hsg. Mortgage Fin. Prog.) Series F2, 4.1% (AMBAC Insured), VRDN (d)
12/7/05		5,000,000	5,000,000
New York State Dorm. Auth. Revs. Series A, 4.07% (MBIA Insured), VRDN (d)
12/7/05		3,530,000	3,530,000
TOTAL MUNICIPAL SECURITIES			8,530,000
Repurchase Agreements - 22.2%
	Maturity Amount
In a joint trading account (Collateralized by U.S. Government Obligations dated 11/30/05 due 12/1/05 At 4.05%)	$14,060,581	14,059,000
With:
Banc of America Securities LLC At 4.11%, dated 11/30/05 due 12/1/05 (Collateralized by Mortgage Loan Obligations valued at $21,000,001, 4.47%, 12/25/35)	20,002,283	20,000,000
Citigroup Global Markets, Inc. At 4.16%, dated 11/30/05 due 12/1/05 (Collateralized by Mortgage Loan Obligations valued at $39,900,001, 5.35% - 10.5%, 4/15/12 - 5/15/16)	38,004,394	38,000,000
CS First Boston Corp. At 4.03%, dated 11/1/05 due 12/1/05 (Collateralized by Mortgage Loan Obligations valued at $10,296,832, 5%, 11/1/35)	10,033,583	10,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Goldman Sachs & Co. at 4.16%, dated:
11/21/05 due 12/19/05 (Collateralized by Mortgage Loan Obligations valued at $9,450,000, 5.38%, 11/25/35) (d)(e)	$9,029,120	$9,000,000
11/30/05 due 12/1/05 (Collateralized by Mortgage Loan Obligations valued at $9,450,000, 4.75% - 5.38%, 11/25/33 - 11/25/35)	9,001,041	9,000,000
J.P. Morgan Securities, Inc. at 4.13%, dated 11/2/05 due 12/14/05 (Collateralized by Corporate Obligations valued at $4,097,841, 5% - 7.4%, 11/1/06 - 4/1/37)	4,019,273	4,000,000
Lehman Brothers, Inc. at:
4.12%, dated 11/30/05 due 12/1/05 (Collateralized by Mortgage Loan Obligations valued at $6,120,013, 4.51%, 10/25/35)	6,000,687	6,000,000
4.14%, dated 11/30/05 due 12/1/05 (Collateralized by Mortgage Loan Obligations valued at $19,953,615, 4.89% - 6.12%, 3/20/07 - 10/25/35)	19,002,185	19,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
4.14%, dated 11/30/05 due 12/1/05 (Collateralized by Corporate Obligations valued at $26,524,597, 7.35% - 8.21%, 6/5/12 - 1/1/27)	26,002,992	26,000,000

	Maturity Amount	Value
4.2%, dated 10/25/05 due 1/23/06 (Collateralized by Corporate Obligations valued at $5,258,329, 6.25% - 9.6%, 5/1/19 - 6/15/24) (d)(e)	$5,052,500	$5,000,000
Morgan Stanley & Co. At 4.13%, dated 11/2/05 due 12/14/05 (Collateralized by Mortgage Loan Obligations valued at $14,775,618, 0.3% - 5.5%, 11/25/08 - 7/10/39)	14,067,457	14,000,000
TOTAL REPURCHASE AGREEMENTS		174,059,000
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $795,257,584)	795,257,584
NET OTHER ASSETS - (1.4)%	(10,920,287)
NET ASSETS - 100%	$784,337,297
Security Type Abbreviations
CP-COMMERCIAL PAPER
VRDN-VARIABLE RATE DEMAND NOTE
Legend
(a)Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $39,416,058 or 5.0% of net assets.

(c)Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(d)The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(e)The maturity amount is based on the rate at period end.

(f)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $40,000,000 or 5.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Bear Stearns Companies, Inc. 4.17%, 12/15/05	11/14/05	$2,000,000
GE Capital Assurance Co. 4.17%, 12/1/05	7/28/05	$5,000,000
Goldman Sachs Group, Inc.: 3.69%, 1/9/06	4/12/05	$5,000,000
4.14%, 12/9/05	4/12/05	$10,000,000
4.16%, 12/10/05	11/10/05	$5,000,000
Hypo Real Estate Bank International 4.26%, 12/30/05	11/22/05	$1,000,000
ING USA Annuity & Life Insurance Co. 4.04%, 12/28/05	6/23/05	$1,000,000
Metropolitan Life Insurance Co. 4.19%, 1/2/06	3/26/02	$5,000,000
New York Life Insurance Co. 4.15%, 12/31/05	2/28/02	$5,000,000
Security Life of Denver Insurance Co. 4.49%, 2/28/06	8/26/05	$1,000,000
Income Tax Information
At November 30, 2005, the aggregate cost of investment securities for income tax purposes was $795,257,584.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Multimedia Portfolio

November 30, 2005

BAM-QTLY-0106

1.810700.101

Investments November 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.6%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 1.8%
Commercial Printing - 0.8%
R.R. Donnelley & Sons Co.	26,000	$889,200
Human Resource & Employment Services - 1.0%
Monster Worldwide, Inc. (a)	26,600	1,034,740
TOTAL COMMERCIAL SERVICES & SUPPLIES		1,923,940
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.0%
Alternative Carriers - 1.0%
New Skies Satellites Holdings Ltd.	44,100	1,053,990
HOTELS, RESTAURANTS & LEISURE - 0.7%
Hotels, Resorts & Cruise Lines - 0.7%
Ctrip.com International Ltd. sponsored ADR	13,500	786,915
INTERNET & CATALOG RETAIL - 3.9%
Internet Retail - 3.9%
eBay, Inc. (a)	10,600	474,986
Expedia, Inc. (a)	143,100	3,547,449
		4,022,435
INTERNET SOFTWARE & SERVICES - 22.4%
Internet Software & Services - 22.4%
AD Pepper Media International NV (a)	33,300	321,504
aQuantive, Inc. (a)	68,900	1,852,721
CNET Networks, Inc. (a)	31,600	473,684
Digitas, Inc. (a)	48,800	610,000
Google, Inc. Class A (sub. vtg.) (a)	26,200	10,610,739
Homestore, Inc. (a)	106,000	467,460
iVillage, Inc. (a)	123,800	1,015,160
Sina Corp. (a)	13,400	334,196
Sohu.com, Inc. (a)	14,500	275,500
ValueClick, Inc. (a)	25,700	485,216
WebSideStory, Inc. (a)	19,300	347,400
Yahoo!, Inc. (a)	163,950	6,595,709
		23,389,289
MEDIA - 55.9%
Advertising - 8.6%
Focus Media Holding Ltd. ADR	1,200	35,520
Harte-Hanks, Inc.	8,700	228,462
JC Decaux SA (a)	36,100	785,167
Lamar Advertising Co. Class A (a)	28,000	1,297,800
Omnicom Group, Inc.	78,400	6,629,504
		8,976,453
Broadcasting & Cable TV - 16.7%
Central European Media Enterprises Ltd. Class A (a)	28,500	1,541,280
Clear Channel Communications, Inc.	130,300	4,242,568
E.W. Scripps Co. Class A	35,400	1,640,790

	Shares	Value
EchoStar Communications Corp. Class A	58,600	$1,514,224
Gestevision Telecinco SA	8,100	194,411
Grupo Televisa SA de CV (CPO) sponsored ADR	11,400	905,160
Impresa SGPS (a)	32,900	185,000
Liberty Global, Inc.:
Class A	40,044	893,382
Class C (a)	40,044	831,714
Mediaset Spa	66,400	699,393
Radio One, Inc. Class D (non-vtg.) (a)	64,300	711,158
TVN SA	17,980	384,918
Univision Communications, Inc. Class A (a)	91,000	2,750,930
XM Satellite Radio Holdings, Inc. Class A (a)	31,900	933,394
		17,428,322
Movies & Entertainment - 16.6%
Carmike Cinemas, Inc.	23,400	615,888
News Corp.:
Class A	304,082	4,503,454
Class B	98,600	1,542,104
Pixar (a)	32,100	1,779,624
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	112,660	1,614,418
Walt Disney Co.	278,200	6,935,526
World Wrestling Entertainment, Inc. Class A	22,300	301,273
		17,292,287
Publishing - 14.0%
ADVO, Inc.	14,200	387,518
Gannett Co., Inc.	51,200	3,154,944
Getty Images, Inc. (a)	24,100	2,200,089
McGraw-Hill Companies, Inc.	113,600	6,026,480
Reuters Group PLC sponsored ADR	19,400	803,160
The New York Times Co. Class A	17,300	475,750
Washington Post Co. Class B	2,100	1,547,700
		14,595,641
TOTAL MEDIA		58,292,703
SOFTWARE - 2.9%
Application Software - 1.4%
NDS Group PLC sponsored ADR (a)	34,400	1,422,784
Home Entertainment Software - 1.5%
Activision, Inc. (a)	31,066	413,488
Electronic Arts, Inc. (a)	14,100	794,676
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	23,200	396,488
		1,604,652
TOTAL SOFTWARE		3,027,436
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - 0.1%
Computer & Electronics Retail - 0.1%
Gamestop Corp. Class A (a)	2,600	$87,464
WIRELESS TELECOMMUNICATION SERVICES - 1.9%
Wireless Telecommunication Services - 1.9%
American Tower Corp. Class A (a)	71,830	1,960,241
TOTAL COMMON STOCKS (Cost $69,991,306)		94,544,413
Money Market Funds - 8.3%

Fidelity Cash Central Fund, 4.08% (b)	8,329,807	8,329,807
Fidelity Securities Lending Cash Central Fund, 4.09% (b)(c)	286,875	286,875
TOTAL MONEY MARKET FUNDS (Cost $8,616,682)		8,616,682
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $78,607,988)	103,161,095
NET OTHER ASSETS - 1.1%	1,147,629
NET ASSETS - 100%	$104,308,724
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
Affiliated Central Funds
Information regarding income received by the fund from the affiliated Central funds during the period is as follows:
Fund	Income Received
Fidelity Cash Central Fund	$44,149
Fidelity Securities Lending Cash Central Fund	24,188
Total	$68,337
Income Tax Information

At November 30, 2005, the aggregate cost of investment securities for income tax purposes was $78,657,139. Net unrealized appreciation aggregated $24,503,956, of which $26,791,579 related to appreciated investment securities and $2,287,623 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Natural Gas Portfolio

November 30, 2005

GAS-QTLY-0106

1.810725.101

Investments November 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CHEMICALS - 0.5%
Fertilizers & Agricultural Chemicals - 0.5%
Mosaic Co. (a)	610,600	$8,267,524
COMMERCIAL SERVICES & SUPPLIES - 0.2%
Human Resource & Employment Services - 0.2%
CDI Corp.	123,800	3,496,112
ELECTRIC UTILITIES - 1.8%
Electric Utilities - 1.8%
Exelon Corp.	558,500	29,064,340
PPL Corp.	108,800	3,198,720
		32,263,060
ELECTRICAL EQUIPMENT - 0.1%
Heavy Electrical Equipment - 0.1%
Vestas Wind Systems AS (a)	83,600	1,246,291
ENERGY EQUIPMENT & SERVICES - 22.0%
Oil & Gas Drilling - 10.3%
Cathedral Energy Services Income Trust	494,600	4,231,736
Diamond Offshore Drilling, Inc.	74,100	4,637,178
ENSCO International, Inc.	625,000	29,600,000
GlobalSantaFe Corp.	751,600	34,092,576
Nabors Industries Ltd. (a)	151,400	10,599,514
Noble Corp.	315,400	22,730,878
Patterson-UTI Energy, Inc.	608,900	19,022,036
Pride International, Inc. (a)	976,300	29,083,977
TODCO Class A	275,700	11,460,849
Transocean, Inc. (a)	262,700	16,770,768
		182,229,512
Oil & Gas Equipment & Services - 11.7%
BJ Services Co.	478,000	17,518,700
Cal Dive International, Inc. (a)	147,100	10,680,931
Grant Prideco, Inc. (a)	250,496	9,616,541
Halliburton Co.	1,041,200	66,272,380
Hydril Co. (a)	150,700	9,659,870
National Oilwell Varco, Inc. (a)	499,328	30,269,263
Pason Systems, Inc.	66,500	1,595,726
Savanna Energy Services Corp. (a)	68,700	1,582,553
Schlumberger Ltd. (NY Shares)	227,000	21,730,710
Smith International, Inc.	775,890	29,320,883
TETRA Technologies, Inc. (a)	151,600	4,441,880
Veritas DGC, Inc. (a)	138,100	4,515,870
		207,205,307
TOTAL ENERGY EQUIPMENT & SERVICES		389,434,819
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 2.4%
Independent Power & Energy Trade - 2.4%
AES Corp. (a)	267,400	4,216,898

	Shares	Value
NRG Energy, Inc. (a)	268,800	$11,738,496
TXU Corp.	262,400	26,930,112
		42,885,506
MACHINERY - 0.4%
Construction & Farm Machinery & Heavy Trucks - 0.4%
Bucyrus International, Inc. Class A	161,800	7,588,420
METALS & MINING - 0.6%
Steel - 0.6%
Oregon Steel Mills, Inc. (a)	360,600	9,862,410
MULTI-UTILITIES - 1.3%
Multi-Utilities - 1.3%
Public Service Enterprise Group, Inc.	76,400	4,791,808
Sempra Energy	427,000	18,766,650
		23,558,458
OIL, GAS & CONSUMABLE FUELS - 70.3%
Coal & Consumable Fuels - 3.0%
Arch Coal, Inc.	125,500	9,668,520
Cameco Corp.	103,100	5,871,604
CONSOL Energy, Inc.	297,700	19,267,144
Peabody Energy Corp.	234,300	18,476,898
		53,284,166
Integrated Oil & Gas - 3.8%
Amerada Hess Corp.	413,400	50,649,768
ConocoPhillips	250,500	15,157,755
		65,807,523
Oil & Gas Exploration & Production - 57.1%
Apache Corp.	580,200	37,875,456
Burlington Resources, Inc.	859,400	62,091,650
Cabot Oil & Gas Corp.	929,000	39,213,090
Canadian Natural Resources Ltd.	1,857,000	84,169,566
Chesapeake Energy Corp.	1,860,000	53,847,000
Denbury Resources, Inc. (a)	307,400	6,959,536
EnCana Corp.	1,080,500	47,955,322
Encore Acquisition Co. (a)	690,250	21,425,360
Energy Partners Ltd. (a)	776,000	17,956,640
EOG Resources, Inc.	658,600	47,254,550
Forest Oil Corp. (a)	808,300	36,219,923
Goodrich Petroleum Corp. (a)	116,800	2,673,552
Houston Exploration Co. (a)	1,080,900	59,081,994
Kerr-McGee Corp.	65,200	5,636,540
Newfield Exploration Co. (a)	304,900	14,104,674
Penn Virginia Corp.	297,400	17,742,884
Plains Exploration & Production Co. (a)	2,054,800	87,123,520
Quicksilver Resources, Inc. (a)	1,815,000	68,715,900
Range Resources Corp.	2,508,600	93,420,265
Southwestern Energy Co. (a)	974,000	33,184,180
Talisman Energy, Inc.	1,179,600	56,398,724
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Ultra Petroleum Corp. (a)	1,238,100	$66,585,018
XTO Energy, Inc.	1,218,900	49,597,041
		1,009,232,385
Oil & Gas Refining & Marketing - 5.1%
Tesoro Corp.	126,200	6,949,834
Valero Energy Corp.	868,900	83,588,180
		90,538,014
Oil & Gas Storage & Transport - 1.3%
OMI Corp.	698,500	13,550,900
Overseas Shipholding Group, Inc.	185,400	9,447,984
		22,998,884
TOTAL OIL, GAS & CONSUMABLE FUELS		1,241,860,972
TOTAL COMMON STOCKS (Cost $1,542,479,436)		1,760,463,572
Money Market Funds - 1.0%
Fidelity Cash Central Fund, 4.08% (b) (Cost $18,156,378)	18,156,378	18,156,378
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $1,560,635,814)	1,778,619,950
NET OTHER ASSETS - (0.6)%	(11,322,182)
NET ASSETS - 100%	$1,767,297,768
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding income received by the fund from the affiliated Central funds during the period is as follows:
Fund	Income Received
Fidelity Cash Central Fund	$893,648
Fidelity Securities Lending Cash Central Fund	47,835
Total	$941,483
Income Tax Information

At November 30, 2005, the aggregate cost of investment securities for income tax purposes was $1,572,621,372. Net unrealized appreciation aggregated $205,998,578, of which $245,511,916 related to appreciated investment securities and $39,513,338 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Natural Resources Portfolio

November 30, 2005

NAT-QTLY-0106

1.810716.101

Investments November 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CAPITAL MARKETS - 0.1%
Diversified Capital Markets - 0.1%
VSMPO-AVISMA Corp. warrants (UBS Warrant Programme) 10/28/06 (a)	5,900	$923,350
CHEMICALS - 0.5%
Diversified Chemicals - 0.5%
Ashland, Inc.	48,300	2,692,725
Specialty Chemicals - 0.0%
Tokuyama Corp.	10,000	115,418
TOTAL CHEMICALS		2,808,143
COMMERCIAL SERVICES & SUPPLIES - 0.3%
Human Resource & Employment Services - 0.3%
Brunel International NV	12,400	245,578
CDI Corp.	52,100	1,471,304
		1,716,882
CONSTRUCTION & ENGINEERING - 1.4%
Construction & Engineering - 1.4%
Chicago Bridge & Iron Co. NV (NY Shares)	170,400	4,411,656
Fluor Corp.	18,400	1,363,440
McDermott International, Inc. (a)	27,200	1,138,592
Shaw Group, Inc. (a)	60,584	1,750,272
		8,663,960
CONTAINERS & PACKAGING - 0.7%
Paper Packaging - 0.7%
Smurfit-Stone Container Corp. (a)	329,043	4,168,975
ELECTRIC UTILITIES - 0.3%
Electric Utilities - 0.3%
E.ON AG	16,300	1,547,685
ELECTRICAL EQUIPMENT - 0.3%
Heavy Electrical Equipment - 0.3%
Areva (investment certificates)(non-vtg.)	100	45,445
Vestas Wind Systems AS (a)	119,200	1,777,008
		1,822,453
ENERGY EQUIPMENT & SERVICES - 32.8%
Oil & Gas Drilling - 6.8%
Cathedral Energy Services Income Trust	98,000	838,476
Diamond Offshore Drilling, Inc.	51,300	3,210,354
GlobalSantaFe Corp.	308,800	14,007,168
Nabors Industries Ltd. (a)	20,800	1,456,208
Noble Corp.	75,400	5,434,078
Patterson-UTI Energy, Inc.	136,200	4,254,888
Pride International, Inc. (a)	179,700	5,353,263
Rowan Companies, Inc.	48,600	1,743,768
Stoneham Drilling Trust	51,500	1,004,437

	Shares	Value
TODCO Class A	92,100	$3,828,597
Transocean, Inc. (a)	23,300	1,487,472
		42,618,709
Oil & Gas Equipment & Services - 26.0%
Baker Hughes, Inc.	137,990	7,913,727
BJ Services Co.	547,000	20,047,550
Cooper Cameron Corp. (a)	14,800	1,178,524
Core Laboratories NV (a)	70,100	2,558,650
Dawson Geophysical Co. (a)	75,000	2,307,000
FMC Technologies, Inc. (a)	2,300	94,507
Global Industries Ltd. (a)	4,900	58,065
Grant Prideco, Inc. (a)	119,600	4,591,444
Halliburton Co.	477,800	30,411,970
Hydril Co. (a)	22,600	1,448,660
Maverick Tube Corp. (a)	2,400	91,320
NATCO Group, Inc. Class A (a)	36,300	842,160
National Oilwell Varco, Inc. (a)	642,436	38,944,467
Pason Systems, Inc.	31,400	753,471
RPC, Inc.	40,000	1,328,000
Savanna Energy Services Corp. (a)	113,700	2,619,160
Schlumberger Ltd. (NY Shares)	249,626	23,896,697
Smith International, Inc.	559,800	21,154,842
Veritas DGC, Inc. (a)	47,000	1,536,900
Weatherford International Ltd. (a)	995	69,162
		161,846,276
TOTAL ENERGY EQUIPMENT & SERVICES		204,464,985
FOOD PRODUCTS - 0.0%
Agricultural Products - 0.0%
Global Bio-Chem Technology Group Co. Ltd.	78,700	33,999
GAS UTILITIES - 0.4%
Gas Utilities - 0.4%
Questar Corp.	36,900	2,751,264
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.7%
Independent Power & Energy Trade - 0.7%
AES Corp. (a)	91,600	1,444,532
TXU Corp.	31,300	3,212,319
		4,656,851
IT SERVICES - 0.2%
IT Consulting & Other Services - 0.2%
Telvent GIT SA (a)	117,700	1,293,523
MACHINERY - 1.4%
Construction & Farm Machinery & Heavy Trucks - 1.4%
Bucyrus International, Inc. Class A	150,570	7,061,733
Joy Global, Inc.	30,900	1,634,301
		8,696,034
Common Stocks - continued
	Shares	Value
MARINE - 0.2%
Marine - 0.2%
Odfjell ASA (A Shares)	57,300	$1,099,306
METALS & MINING - 12.9%
Aluminum - 2.0%
Alcan, Inc.	900	34,528
Alcoa, Inc.	429,300	11,767,113
Aleris International, Inc. (a)	19,800	658,350
Century Aluminum Co. (a)	1,900	43,928
		12,503,919
Diversified Metals & Mining - 3.4%
Birch Mountain Resources Ltd. (a)	219,500	1,588,221
Freeport-McMoRan Copper & Gold, Inc. Class B	1,363	71,026
Grupo Mexico SA de CV Series B	575,469	1,236,554
Phelps Dodge Corp.	14,400	1,953,648
RTI International Metals, Inc. (a)	82,200	3,066,060
Teck Cominco Ltd. Class B (sub. vtg.)	87,800	4,030,769
Titanium Metals Corp. (a)	142,700	9,011,505
		20,957,783
Gold - 5.5%
Bema Gold Corp. (a)	1,113,700	3,083,931
Eldorado Gold Corp. (a)	1,469,400	5,882,891
Newmont Mining Corp.	552,000	25,458,240
		34,425,062
Precious Metals & Minerals - 0.9%
Apex Silver Mines Ltd. (a)	164,200	2,761,844
Industrias Penoles SA de CV	210,500	1,174,550
Stillwater Mining Co. (a)	176,700	1,888,923
		5,825,317
Steel - 1.1%
Companhia Vale do Rio Doce sponsored ADR	1,800	78,048
Hitachi Metals Ltd.	123,000	1,211,266
Oregon Steel Mills, Inc. (a)	109,700	3,000,295
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A) (a)	100,000	2,332,653
		6,622,262
TOTAL METALS & MINING		80,334,343
OIL, GAS & CONSUMABLE FUELS - 47.0%
Coal & Consumable Fuels - 6.1%
Arch Coal, Inc.	98,600	7,596,144
Cameco Corp.	124,500	7,090,347
CONSOL Energy, Inc.	199,500	12,911,640
Peabody Energy Corp.	134,000	10,567,240
USEC, Inc.	1,600	17,600
		38,182,971

	Shares	Value
Integrated Oil & Gas - 16.0%
Amerada Hess Corp.	84,500	$10,352,940
BG Group PLC sponsored ADR	183,600	8,594,316
BP PLC sponsored ADR	170,864	11,249,686
Chevron Corp.	287,532	16,478,459
ConocoPhillips	464,664	28,116,819
ENI Spa sponsored ADR	200	27,122
Exxon Mobil Corp.	198,096	11,495,511
MOL Magyar Olay-es Gazipari RT Series A (For. Reg.)	6,300	602,198
Occidental Petroleum Corp.	92,400	7,327,320
OMV AG	38,635	2,134,688
Total SA sponsored ADR	23,990	2,991,313
		99,370,372
Oil & Gas Exploration & Production - 17.0%
Anadarko Petroleum Corp.	13,800	1,250,418
Apache Corp.	39,800	2,598,144
Blackrock Ventures, Inc. (a)	95,000	851,087
Brigham Exploration Co. (a)	67,300	823,752
Burlington Resources, Inc.	126,800	9,161,300
Cabot Oil & Gas Corp.	75,200	3,174,192
Canadian Natural Resources Ltd.	249,300	11,299,662
Chesapeake Energy Corp.	310,000	8,974,500
Comstock Resources, Inc. (a)	19,000	582,730
Denbury Resources, Inc. (a)	47,800	1,082,192
Devon Energy Corp.	25,700	1,547,140
EnCana Corp.	87,284	3,873,885
Energy Partners Ltd. (a)	12,900	298,506
EOG Resources, Inc.	41,000	2,941,750
Forest Oil Corp. (a)	98,900	4,431,709
Gastar Exploration Ltd. (a)	304,300	1,064,378
Goodrich Petroleum Corp. (a)	80,800	1,849,512
Houston Exploration Co. (a)	94,700	5,176,302
Kerr-McGee Corp.	21,100	1,824,095
Newfield Exploration Co. (a)	44,600	2,063,196
Nexen, Inc.	26,700	1,172,882
Pioneer Natural Resources Co.	4,000	203,720
Plains Exploration & Production Co. (a)	183,200	7,767,680
Pogo Producing Co.	1,300	63,700
Quicksilver Resources, Inc. (a)	84,850	3,212,421
Range Resources Corp.	148,800	5,541,312
Sasol Ltd. sponsored ADR	17,600	587,840
Southwestern Energy Co. (a)	1,800	61,326
Talisman Energy, Inc.	226,000	10,805,452
Ultra Petroleum Corp. (a)	188,000	10,110,640
XTO Energy, Inc.	35,800	1,456,702
		105,852,125
Oil & Gas Refining & Marketing - 6.7%
ERG Spa	57,100	1,406,155
Frontier Oil Corp.	120,500	4,540,440
Holly Corp.	44,700	2,718,654
Neste Oil Oyj	122,300	3,582,708
Polski Koncern Naftowy Orlen SA	73,300	1,326,097
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Refining & Marketing - continued
Sunoco, Inc.	85,900	$6,631,480
Tesoro Corp.	39,800	2,191,786
Tupras-Turkiye Petrol Rafinerileri AS	140,600	2,466,848
Valero Energy Corp.	171,244	16,473,673
World Fuel Services Corp.	9,300	319,455
		41,657,296
Oil & Gas Storage & Transport - 1.2%
OMI Corp.	271,000	5,257,400
Overseas Shipholding Group, Inc.	46,100	2,349,256
Williams Companies, Inc.	3,900	83,850
		7,690,506
TOTAL OIL, GAS & CONSUMABLE FUELS		292,753,270
PAPER & FOREST PRODUCTS - 0.1%
Forest Products - 0.1%
Canfor Corp. (a)	341	3,584
Sino-Forest Corp. (a)	171,400	640,665
		644,249
TRADING COMPANIES & DISTRIBUTORS - 0.0%
Trading Companies & Distributors - 0.0%
UAP Holding Corp.	14,700	279,006
TOTAL COMMON STOCKS (Cost $506,975,728)		618,658,278
Money Market Funds - 2.8%
Fidelity Cash Central Fund, 4.08% (b)	5,900,963	5,900,963
Fidelity Securities Lending Cash Central Fund, 4.09% (b)(c)	11,580,350	11,580,350
TOTAL MONEY MARKET FUNDS (Cost $17,481,313)		17,481,313
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $524,457,041)	636,139,591
NET OTHER ASSETS - (2.1)%	(13,229,300)
NET ASSETS - 100%	$622,910,291
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
Affiliated Central Funds
Information regarding income received by the fund from the affiliated Central funds during the period is as follows:
Fund	Income Received
Fidelity Cash Central Fund	$275,024
Fidelity Securities Lending Cash Central Fund	53,826
Total	$328,850
Income Tax Information

At November 30, 2005, the aggregate cost of investment securities for income tax purposes was $525,747,851. Net unrealized appreciation aggregated $110,391,740, of which $119,228,300 related to appreciated investment securities and $8,836,560 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Networking and

Infrastructure Portfolio

November 30, 2005

NET-QTLY-0106

1.810705.101

Investments November 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 44.3%
Communications Equipment - 44.3%
3Com Corp. (a)	124,800	$451,776
ADC Telecommunications, Inc. (a)	24,928	509,279
Adtran, Inc.	32,000	945,920
ADVA AG Optical Networking (a)	30,000	190,974
Alcatel SA sponsored ADR (a)	163,700	2,020,058
Andrew Corp. (a)	33,800	369,434
AudioCodes Ltd. (a)	125,100	1,291,032
Avaya, Inc. (a)	161,600	1,926,272
Bookham, Inc. (a)	117,400	551,780
Ceragon Networks Ltd. (a)	50,500	186,850
CIENA Corp. (a)	743,828	2,224,046
CommScope, Inc. (a)	22,600	463,526
Comtech Group, Inc. (a)	50,000	295,500
Comverse Technology, Inc. (a)	40,700	1,066,747
Corning, Inc. (a)	260,900	5,283,225
ECI Telecom Ltd. (a)	75,400	649,194
Extreme Networks, Inc. (a)	196,400	966,288
F5 Networks, Inc. (a)	56,400	2,979,612
Foxconn International Holdings Ltd.	40,000	52,098
Ixia (a)	16,400	225,992
JDS Uniphase Corp. (a)	584,000	1,500,880
Juniper Networks, Inc. (a)	167,309	3,762,779
NMS Communications Corp. (a)	205,700	806,344
Nortel Networks Corp. (a)	1,720,400	4,989,160
Polycom, Inc. (a)	14,500	237,945
QUALCOMM, Inc.	16,300	741,161
RADWARE Ltd. (a)	11,000	207,790
Research In Motion Ltd. (a)	91,100	5,534,181
Riverstone Networks, Inc. (a)	188,100	93,110
Sonus Networks, Inc. (a)	245,500	1,009,005
Symmetricom, Inc. (a)	67,000	586,920
Tekelec (a)	42,700	555,100
Tellabs, Inc. (a)	18,700	191,862
Tut Systems, Inc. (a)	66,700	204,102
		43,069,942
COMPUTERS & PERIPHERALS - 17.0%
Computer Hardware - 5.8%
Concurrent Computer Corp. (a)	286,200	566,676
Palm, Inc. (a)	5,200	147,576
Sun Microsystems, Inc. (a)	1,312,000	4,946,240
		5,660,492
Computer Storage & Peripherals - 11.2%
ASUSTeK Computer, Inc.	4,356	12,347
Creative Technology Ltd. (Nasdaq)	20,000	165,600
EMC Corp. (a)	387,900	5,403,447
McDATA Corp. Class A (a)	124,600	453,544
Network Appliance, Inc. (a)	162,100	4,720,352

	Shares	Value
Quantum Corp. (a)	20,000	$59,800
Read-Rite Corp. (a)	44,000	4
		10,815,094
TOTAL COMPUTERS & PERIPHERALS		16,475,586
ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.7%
Electronic Equipment & Instruments - 4.5%
Aeroflex, Inc. (a)	23,100	253,407
Agilent Technologies, Inc. (a)	89,100	3,177,306
Applied Films Corp. (a)	25,800	516,774
Chi Mei Optoelectronics Corp.	81,000	98,484
HannStar Display Corp.	341,000	71,221
Photon Dynamics, Inc. (a)	14,800	272,320
		4,389,512
Electronic Manufacturing Services - 0.2%
M-Flex Electronix, Inc. (a)	100	3,700
Xyratex Ltd. (a)	10,400	163,280
		166,980
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		4,556,492
HOUSEHOLD DURABLES - 0.3%
Consumer Electronics - 0.3%
Thomson SA	12,500	256,105
INTERNET SOFTWARE & SERVICES - 11.7%
Internet Software & Services - 11.7%
Baidu.com, Inc. sponsored ADR	800	62,384
Digital River, Inc. (a)	28,400	736,128
Google, Inc. Class A (sub. vtg.) (a)	17,800	7,208,822
Openwave Systems, Inc. (a)	84,400	1,401,884
VeriSign, Inc. (a)	86,000	1,911,780
		11,320,998
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 17.5%
Semiconductor Equipment - 1.3%
ASE Test Ltd. (a)	60,800	382,432
LTX Corp. (a)	19,300	85,692
MEMC Electronic Materials, Inc. (a)	36,000	805,680
		1,273,804
Semiconductors - 16.2%
Advanced Analogic Technologies, Inc.	25,700	354,146
Altera Corp. (a)	111,000	2,026,860
Applied Micro Circuits Corp. (a)	188,300	497,112
ARM Holdings PLC sponsored ADR	77,900	489,991
ATI Technologies, Inc. (a)	13,600	221,877
Cypress Semiconductor Corp. (a)	13,300	199,500
Exar Corp. (a)	56,700	700,812
Freescale Semiconductor, Inc. Class B (a)	63,318	1,633,604
Ikanos Communications, Inc.	300	4,203
Linear Technology Corp.	10,700	399,217
Marvell Technology Group Ltd. (a)	75,040	4,167,722
Maxim Integrated Products, Inc.	8,300	303,365
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Microtune, Inc. (a)	68,800	$336,432
Mindspeed Technologies, Inc. (a)	782,633	1,440,045
National Semiconductor Corp.	76,900	1,990,172
O2Micro International Ltd. sponsored ADR (a)	36,500	417,195
Pixelworks, Inc. (a)	6,400	34,240
PMC-Sierra, Inc. (a)	100	787
PowerDsine Ltd. (a)	9,800	83,986
STATS ChipPAC Ltd. sponsored ADR (a)	30,400	201,552
Volterra Semiconductor Corp. (a)	20,500	258,710
		15,761,528
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		17,035,332
SOFTWARE - 4.2%
Application Software - 1.8%
Cognos, Inc. (a)	2,400	80,243
TIBCO Software, Inc. (a)	29,300	245,241
Ulticom, Inc. (a)	121,700	1,401,984
		1,727,468
Home Entertainment Software - 0.4%
Gameloft (a)	36,000	248,266
Ubisoft Entertainment SA (a)	2,300	105,038
		353,304
Systems Software - 2.0%
McAfee, Inc. (a)	9,200	255,852
Symantec Corp. (a)	98,600	1,742,262
		1,998,114
TOTAL SOFTWARE		4,078,886

	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
InPhonic, Inc.	200	$2,362
TOTAL COMMON STOCKS (Cost $94,068,957)		96,795,703
Money Market Funds - 1.1%

Fidelity Cash Central Fund, 4.08% (b)	339,456	339,456
Fidelity Securities Lending Cash Central Fund, 4.09% (b)(c)	765,000	765,000
TOTAL MONEY MARKET FUNDS (Cost $1,104,456)		1,104,456
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $95,173,413)	97,900,159
NET OTHER ASSETS - (0.8)%	(776,935)
NET ASSETS - 100%	$97,123,224
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
Affiliated Central Funds
Information regarding income received by the fund from the affiliated Central funds during the period is as follows:
Fund	Income Received
Fidelity Cash Central Fund	$28,866
Fidelity Securities Lending Cash Central Fund	19,950
Total	$48,816
Income Tax Information

At November 30, 2005, the aggregate cost of investment securities for income tax purposes was $95,266,439. Net unrealized appreciation aggregated $2,633,720, of which $10,250,398 related to appreciated investment securities and $7,616,678 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Paper and Forest
Products Portfolio

November 30, 2005

PAP-QTLY-0106

1.810706.101

Investments November 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
BUILDING PRODUCTS - 0.8%
Building Products - 0.8%
Trex Co., Inc. (a)	13,200	$301,884
CONTAINERS & PACKAGING - 37.0%
Metal & Glass Containers - 2.2%
Crown Holdings, Inc. (a)	9,700	179,838
Owens-Illinois, Inc. (a)	19,500	424,125
Pactiv Corp. (a)	3,500	70,840
Silgan Holdings, Inc.	4,800	169,392
		844,195
Paper Packaging - 34.8%
Bemis Co., Inc.	33,000	909,150
Caraustar Industries, Inc. (a)	32,200	317,492
Longview Fibre Co.	23,700	503,862
Packaging Corp. of America	110,000	2,550,900
Sealed Air Corp. (a)	27,800	1,437,538
Smurfit-Stone Container Corp. (a)	302,370	3,831,029
Sonoco Products Co.	38,600	1,107,048
Temple-Inland, Inc.	62,300	2,608,501
		13,265,520
TOTAL CONTAINERS & PACKAGING		14,109,715
HOUSEHOLD DURABLES - 1.4%
Homebuilding - 1.2%
D.R. Horton, Inc.	1,700	60,248
KB Home	2,000	139,540
Ryland Group, Inc.	1,900	135,926
Toll Brothers, Inc. (a)	2,900	99,760
		435,474
Housewares & Specialties - 0.2%
CSS Industries, Inc.	2,400	80,064
TOTAL HOUSEHOLD DURABLES		515,538
HOUSEHOLD PRODUCTS - 5.5%
Household Products - 5.5%
Kimberly-Clark Corp.	25,700	1,515,786
Procter & Gamble Co.	10,100	577,619
		2,093,405
LEISURE EQUIPMENT & PRODUCTS - 1.0%
Leisure Products - 1.0%
MarineMax, Inc. (a)	13,800	362,388

	Shares	Value
MACHINERY - 0.3%
Industrial Machinery - 0.3%
Albany International Corp. Class A	3,200	$122,016
PAPER & FOREST PRODUCTS - 41.4%
Forest Products - 18.4%
Canfor Corp. (a)	81,600	857,659
International Forest Products Ltd. (Interfor) Class A (sub. vtg.) (a)	14,000	80,295
Louisiana-Pacific Corp.	95,300	2,570,241
Sino-Forest Corp. (a)	88,700	331,546
West Fraser Timber Co. Ltd.	25,200	891,165
Weyerhaeuser Co.	34,800	2,307,588
		7,038,494
Paper Products - 23.0%
Abitibi-Consolidated, Inc.	53,100	175,718
Aracruz Celulose SA (PN-B) sponsored ADR	6,300	245,700
Bowater, Inc.	51,800	1,608,390
Buckeye Technologies, Inc. (a)	22,400	170,688
Cascades, Inc.	30,500	241,866
Domtar, Inc.	33,200	176,467
Georgia-Pacific Corp.	39,700	1,877,413
International Paper Co.	11,400	359,442
MeadWestvaco Corp.	51,500	1,441,485
Mercer International, Inc. (SBI) (a)	16,200	124,254
Pope & Talbot, Inc.	7,400	59,126
Potlatch Corp.	39,100	1,890,094
Wausau-Mosinee Paper Corp.	33,200	392,424
		8,763,067
TOTAL PAPER & FOREST PRODUCTS		15,801,561
REAL ESTATE - 8.1%
Real Estate Investment Trusts - 8.1%
Plum Creek Timber Co., Inc.	35,000	1,363,600
Rayonier, Inc.	43,387	1,724,199
		3,087,799
SOFTWARE - 1.3%
Application Software - 1.3%
JAMDAT Mobile, Inc. (a)	21,900	500,853
TEXTILES, APPAREL & LUXURY GOODS - 0.3%
Textiles - 0.3%
Xerium Technologies, Inc.	14,100	125,208
TRADING COMPANIES & DISTRIBUTORS - 0.9%
Trading Companies & Distributors - 0.9%
BlueLinx Corp.	31,700	353,772
TOTAL COMMON STOCKS (Cost $38,201,030)		37,374,139
Money Market Funds - 7.2%
	Shares	Value
Fidelity Cash Central Fund, 4.08% (b)	2,168,469	$2,168,469
Fidelity Securities Lending Cash Central Fund, 4.09% (b)(c)	592,750	592,750
TOTAL MONEY MARKET FUNDS (Cost $2,761,219)		2,761,219
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $40,962,249)	40,135,358
NET OTHER ASSETS - (5.2)%	(1,990,549)
NET ASSETS - 100%	$38,144,809
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
Affiliated Central Funds
Information regarding income received by the fund from the affiliated Central funds during the period is as follows:
Fund	Income Received
Fidelity Cash Central Fund	$21,024
Fidelity Securities Lending Cash Central Fund	1,048
Total	$22,072
Income Tax Information

At November 30, 2005, the aggregate cost of investment securities for income tax purposes was $41,631,026. Net unrealized depreciation aggregated $1,495,668, of which $1,506,778 related to appreciated investment securities and $3,002,446 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Pharmaceuticals Portfolio

November 30, 2005

PHR-QTLY-0106

1.810707.101

Investments November 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
BIOTECHNOLOGY - 12.6%
Biotechnology - 12.6%
Acambis PLC (a)	27,600	$101,680
AEterna Zentaris, Inc. (sub. vtg.) (a)	23,400	103,915
Alnylam Pharmaceuticals, Inc. (a)	23,100	290,136
Amylin Pharmaceuticals, Inc. (a)	6,060	226,705
Applera Corp. - Celera Genomics Group (a)	1,000	12,420
BioCryst Pharmaceuticals, Inc. (a)	10,000	162,400
BioMarin Pharmaceutical, Inc. (a)	49,500	482,130
BioSphere Medical, Inc. (a)	25,000	139,500
Cephalon, Inc. (a)	8,200	416,970
CSL Ltd.	16,965	496,303
DOV Pharmaceutical, Inc. (a)	64,700	934,268
Genentech, Inc. (a)	3,100	296,422
GTx, Inc. (a)	1,000	7,830
Human Genome Sciences, Inc. (a)	24,900	230,325
Illumina, Inc. (a)	79,600	1,253,700
ImmunoGen, Inc. (a)	62,700	346,731
Inhibitex, Inc. (a)(d)	32,200	294,952
Memory Pharmaceuticals Corp. (a)	25,000	53,000
Millennium Pharmaceuticals, Inc. (a)	20,700	217,557
Neopharm, Inc. (a)	48,100	454,064
Neurocrine Biosciences, Inc. (a)	17,300	1,029,696
ONYX Pharmaceuticals, Inc. (a)	33,200	837,636
Panacos Pharmaceuticals, Inc. (a)	219,200	1,733,872
Progenics Pharmaceuticals, Inc. (a)	10,000	264,700
Protein Design Labs, Inc. (a)	16,900	470,665
QLT, Inc. (a)	2,690	17,411
Renovis, Inc. (a)	86,600	1,373,476
Seattle Genetics, Inc. (a)	48,100	239,057
Solexa, Inc. (a)	400	3,516
Tercica, Inc. (a)	106,200	1,007,838
Theravance, Inc. (a)	5,700	119,586
Vertex Pharmaceuticals, Inc. (a)	7,800	198,900
		13,817,361
CHEMICALS - 1.1%
Fertilizers & Agricultural Chemicals - 1.1%
Monsanto Co.	16,271	1,192,176
DIVERSIFIED CONSUMER SERVICES - 0.1%
Specialized Consumer Services - 0.1%
Weight Watchers International, Inc. (a)	1,900	90,820
HEALTH CARE EQUIPMENT & SUPPLIES - 8.2%
Health Care Equipment - 2.9%
Aspect Medical Systems, Inc. (a)	400	15,068
Epix Pharmaceuticals, Inc. (a)	203,500	1,003,255
Foxhollow Technologies, Inc. (a)	1,800	78,372
Imaging Dynamics Co. Ltd. (a)	50,000	123,452
Intuitive Surgical, Inc. (a)	2,500	279,300
NeuroMetrix, Inc. (a)	9,600	298,464
Nobel Biocare Holding AG (Switzerland)	2,618	596,335

	Shares	Value
ResMed, Inc. (a)	10,400	$424,320
Straumann Holding AG	1,000	216,755
Syneron Medical Ltd. (a)	3,000	119,400
		3,154,721
Health Care Supplies - 5.3%
DJ Orthopedics, Inc. (a)	24,464	762,298
Gen-Probe, Inc. (a)	4,300	198,531
Inverness Medical Innovations, Inc. (a)(d)	202,000	4,848,000
		5,808,829
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		8,963,550
HEALTH CARE PROVIDERS & SERVICES - 10.2%
Health Care Distributors & Services - 4.5%
AmerisourceBergen Corp.	3,100	249,085
Cardinal Health, Inc.	25,262	1,615,505
McKesson Corp.	61,630	3,099,989
		4,964,579
Health Care Facilities - 1.6%
American Retirement Corp. (a)	13,000	320,060
Brookdale Senior Living, Inc.	19,400	516,040
Capital Senior Living Corp. (a)	15,100	152,510
Emeritus Corp. (a)	5,900	114,519
VCA Antech, Inc. (a)	21,400	598,344
		1,701,473
Health Care Services - 3.6%
American Dental Partners, Inc. (a)	3,002	56,047
Cerner Corp. (a)	5,800	559,120
Chemed Corp. New	34,500	1,749,150
DaVita, Inc. (a)	15,300	803,097
Emdeon Corp. (a)	50,000	382,500
Psychiatric Solutions, Inc. (a)	5,800	327,236
ResCare, Inc. (a)	6,800	117,708
		3,994,858
Managed Health Care - 0.5%
PacifiCare Health Systems, Inc. (a)	6,500	559,260
TOTAL HEALTH CARE PROVIDERS & SERVICES		11,220,170
HOTELS, RESTAURANTS & LEISURE - 0.3%
Leisure Facilities - 0.3%
Life Time Fitness, Inc. (a)	9,400	361,242
INTERNET & CATALOG RETAIL - 0.4%
Internet Retail - 0.4%
NutriSystem, Inc. (a)	11,000	428,230
PERSONAL PRODUCTS - 0.3%
Personal Products - 0.3%
Herbalife Ltd.	10,000	289,500
PHARMACEUTICALS - 66.6%
Pharmaceuticals - 66.6%
Adams Respiratory Therapeutics, Inc.	3,600	159,444
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - CONTINUED
Pharmaceuticals - continued
Adolor Corp. (a)	1,000	$14,570
Allergan, Inc.	9,550	955,000
Altana AG	5,970	315,994
Altana AG sponsored ADR	13,400	707,922
Astellas Pharma, Inc.	44,412	1,716,066
AstraZeneca PLC sponsored ADR	114,230	5,260,292
AVANIR Pharmaceuticals Class A (a)	1,000	2,810
Barr Pharmaceuticals, Inc. (a)	11,950	685,333
Biovail Corp. (a)	23,910	559,188
Chugai Pharmaceutical Co. Ltd.	15,900	358,936
Collagenex Pharmaceuticals, Inc. (a)	128,200	1,251,232
Daiichi Sankyo Co. Ltd. (a)	26,905	490,611
Dr. Reddy's Laboratories Ltd. sponsored ADR	21,700	459,606
Eisai Co. Ltd.	8,600	330,866
First Horizon Pharmaceutical Corp. (a)	34,800	613,176
Forest Laboratories, Inc. (a)	52,920	2,067,584
GlaxoSmithKline PLC sponsored ADR	92,800	4,600,096
H. Lundbeck AS	8,880	183,297
Hi-Tech Pharmacal Co., Inc. (a)	100	3,821
Impax Laboratories, Inc. (a)	27,000	268,650
IVAX Corp. (a)	39,937	1,196,513
King Pharmaceuticals, Inc. (a)	300	4,719
Kos Pharmaceuticals, Inc. (a)	40,600	2,703,148
Merck & Co., Inc.	15,000	441,000
Merck KGaA	4,020	328,932
MGI Pharma, Inc. (a)	11,500	227,010
Mylan Laboratories, Inc.	11,547	241,217
New River Pharmaceuticals, Inc. (a)	10,400	491,400
Novartis AG sponsored ADR	144,840	7,589,616
Noven Pharmaceuticals, Inc. (a)	9,000	121,590
Novo Nordisk AS:
Series B	5,650	303,850
Series B sponsored ADR	11,200	600,992
Penwest Pharmaceuticals Co. (a)	45,500	771,225
Perrigo Co.	170	2,465
Pfizer, Inc.	116,500	2,469,800
Recordati Spa	26,800	187,790
Roche Holding AG (participation certificate)	43,061	6,471,349
Salix Pharmaceuticals Ltd. (a)	41,800	809,666
Sanofi-Aventis	12,950	1,041,439
Sanofi-Aventis sponsored ADR	256	10,294
Schering AG	21,600	1,393,848

	Shares	Value
Schering-Plough Corp.	243,690	$4,708,091
Shionogi & Co. Ltd.	15,000	184,269
Takeda Pharamaceutical Co. Ltd.	84,100	4,618,218
Teva Pharmaceutical Industries Ltd. sponsored ADR	120,940	4,944,027
Valeant Pharmaceuticals International	15,100	248,848
Watson Pharmaceuticals, Inc. (a)	12,600	420,336
Wyeth	227,320	9,447,417
		72,983,563
TOTAL COMMON STOCKS (Cost $105,640,673)		109,346,612
Money Market Funds - 3.2%

Fidelity Cash Central Fund, 4.08% (b)	51,823	51,823
Fidelity Securities Lending Cash Central Fund, 4.09% (b)(c)	3,401,925	3,401,925
TOTAL MONEY MARKET FUNDS (Cost $3,453,748)		3,453,748
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $109,094,421)	112,800,360
NET OTHER ASSETS - (3.0)%	(3,292,065)
NET ASSETS - 100%	$109,508,295
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.

(d)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,142,952 or 4.7% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Inhibitex, Inc.	8/18/05	$265,650
Inverness Medical Innovations, Inc.	8/1/05	$4,799,520
Affiliated Central Funds
Information regarding income received by the fund from the affiliated Central funds during the period is as follows:
Fund	Income Received
Fidelity Cash Central Fund	$33,850
Fidelity Securities Lending Cash Central Fund	47,641
Total	$81,491
Income Tax Information

At November 30, 2005, the aggregate cost of investment securities for income tax purposes was $109,614,406. Net unrealized appreciation aggregated $3,185,954, of which $10,583,207 related to appreciated investment securities and $7,397,253 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Retailing Portfolio

November 30, 2005

RET-QTLY-0106

1.810717.101

Investments November 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
DISTRIBUTORS - 0.1%
Distributors - 0.1%
Li & Fung Ltd.	26,000	$52,472
DIVERSIFIED CONSUMER SERVICES - 0.1%
Specialized Consumer Services - 0.1%
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	4,400	83,732
FOOD & STAPLES RETAILING - 20.6%
Drug Retail - 7.6%
CVS Corp.	121,500	3,282,930
Walgreen Co.	57,300	2,617,464
		5,900,394
Food Retail - 6.3%
Albertsons, Inc.	42,500	998,750
Kroger Co. (a)	66,000	1,284,360
Safeway, Inc.	72,000	1,674,000
Whole Foods Market, Inc.	6,500	957,320
		4,914,430
Hypermarkets & Super Centers - 6.7%
BJ's Wholesale Club, Inc. (a)	9,200	243,708
Costco Wholesale Corp.	10,200	509,796
Wal-Mart de Mexico SA de CV Series V	62,000	336,084
Wal-Mart Stores, Inc.	84,600	4,108,176
		5,197,764
TOTAL FOOD & STAPLES RETAILING		16,012,588
HOTELS, RESTAURANTS & LEISURE - 10.3%
Restaurants - 10.3%
Buffalo Wild Wings, Inc. (a)	7,000	197,540
California Pizza Kitchen, Inc. (a)	12,400	406,472
Cosi, Inc. (a)	61,400	536,636
Domino's Pizza, Inc.	13,000	325,000
McDonald's Corp.	86,900	2,941,565
Outback Steakhouse, Inc.	8,400	338,352
Red Robin Gourmet Burgers, Inc. (a)	9,800	538,020
Starbucks Corp. (a)	45,000	1,370,250
Wendy's International, Inc.	24,700	1,254,266
Yum! Brands, Inc.	2,300	112,217
		8,020,318
INTERNET & CATALOG RETAIL - 10.9%
Catalog Retail - 1.9%
Coldwater Creek, Inc. (a)	47,900	1,504,060
Internet Retail - 9.0%
Amazon.com, Inc. (a)	39,000	1,889,940
Blue Nile, Inc. (a)	29,800	1,236,402
eBay, Inc. (a)	86,300	3,867,103
		6,993,445
TOTAL INTERNET & CATALOG RETAIL		8,497,505

	Shares	Value
MULTILINE RETAIL - 17.9%
Department Stores - 12.0%
Federated Department Stores, Inc.	64,442	$4,151,998
JCPenney Co., Inc.	42,300	2,219,481
Nordstrom, Inc.	56,100	2,068,968
Saks, Inc.	21,100	348,783
Sears Holdings Corp. (a)	4,464	513,449
		9,302,679
General Merchandise Stores - 5.9%
Conn's, Inc. (a)	9,000	304,290
Target Corp.	80,000	4,280,801
		4,585,091
TOTAL MULTILINE RETAIL		13,887,770
SPECIALTY RETAIL - 35.0%
Apparel Retail - 13.5%
Abercrombie & Fitch Co. Class A	14,700	901,404
Aeropostale, Inc. (a)	5,800	144,246
AnnTaylor Stores Corp. (a)	1,500	45,495
bebe Stores, Inc.	5,700	92,169
Charlotte Russe Holding, Inc. (a)	46,500	869,550
Chico's FAS, Inc. (a)	35,000	1,543,850
Dress Barn, Inc. (a)	25,000	834,500
Gymboree Corp. (a)	52,000	1,173,120
Hot Topic, Inc. (a)	16,100	249,550
Limited Brands, Inc.	10,000	222,500
Pacific Sunwear of California, Inc. (a)	13,500	357,210
Ross Stores, Inc.	9,000	247,500
The Children's Place Retail Stores, Inc. (a)	9,100	451,360
TJX Companies, Inc.	32,700	732,807
Urban Outfitters, Inc. (a)	53,000	1,635,580
Volcom, Inc.	1,500	50,955
Wet Seal, Inc. Class A (a)	60,000	301,200
Zumiez, Inc.	15,900	629,163
		10,482,159
Computer & Electronics Retail - 5.3%
Best Buy Co., Inc.	48,400	2,334,816
Circuit City Stores, Inc.	63,200	1,322,776
Gamestop Corp. Class A (a)	13,163	442,803
		4,100,395
Home Improvement Retail - 7.9%
Home Depot, Inc.	93,000	3,885,540
Lowe's Companies, Inc.	33,100	2,233,588
		6,119,128
Homefurnishing Retail - 0.6%
Linens 'N Things, Inc. (a)	8,500	217,685
Pier 1 Imports, Inc.	20,000	254,000
		471,685
Specialty Stores - 7.7%
Guitar Center, Inc. (a)	4,700	247,878
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - CONTINUED
Specialty Stores - continued
Hibbett Sporting Goods, Inc. (a)	6,800	$203,728
Office Depot, Inc. (a)	68,100	2,021,208
OfficeMax, Inc.	30,200	881,236
Sports Authority, Inc. (a)	5,000	157,350
Staples, Inc.	78,200	1,806,420
Tiffany & Co., Inc.	16,000	651,200
		5,969,020
TOTAL SPECIALTY RETAIL		27,142,387
TEXTILES, APPAREL & LUXURY GOODS - 4.9%
Apparel, Accessories & Luxury Goods - 4.9%
Carter's, Inc. (a)	22,700	1,388,105
Coach, Inc. (a)	41,500	1,428,845
Liz Claiborne, Inc.	3,000	104,640
Polo Ralph Lauren Corp. Class A	16,500	884,400
Under Armour, Inc. Class A	100	2,263
		3,808,253
TOTAL COMMON STOCKS (Cost $64,036,150)		77,505,025
Money Market Funds - 7.1%
Fidelity Cash Central Fund, 4.08% (b)	1,568,737	1,568,737
Fidelity Securities Lending Cash Central Fund, 4.09% (b)(c)	3,905,750	3,905,750
TOTAL MONEY MARKET FUNDS (Cost $5,474,487)		5,474,487
TOTAL INVESTMENT PORTFOLIO - 106.9% (Cost $69,510,637)	82,979,512
NET OTHER ASSETS - (6.9)%	(5,344,565)
NET ASSETS - 100%	$77,634,947
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
Affiliated Central Funds
Information regarding income received by the fund from the affiliated Central funds during the period is as follows:
Fund	Income Received
Fidelity Cash Central Fund	$43,079
Fidelity Securities Lending Cash Central Fund	40,920
Total	$83,999
Income Tax Information

At November 30, 2005, the aggregate cost of investment securities for income tax purposes was $70,183,653. Net unrealized appreciation aggregated $12,795,859, of which $14,131,827 related to appreciated investment securities and $1,335,968 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Software and

Computer Services Portfolio

November 30, 2005

SOF-QTLY-0106

1.810708.101

Investments November 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
COMPUTERS & PERIPHERALS - 4.6%
Computer Hardware - 2.8%
Cray, Inc. (a)	1,891,000	$2,855,410
International Business Machines Corp.	1,000	88,900
Sun Microsystems, Inc. (a)	4,000,000	15,080,000
		18,024,310
Computer Storage & Peripherals - 1.8%
ActivCard Corp. (a)	975,000	3,646,500
Adaptec, Inc. (a)	675,000	3,354,750
Seagate Technology	261,300	4,943,796
		11,945,046
TOTAL COMPUTERS & PERIPHERALS		29,969,356
DIVERSIFIED FINANCIAL SERVICES - 0.0%
Specialized Finance - 0.0%
IntercontinentalExchange, Inc.	900	29,070
ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.2%
Electronic Equipment & Instruments - 0.4%
National Instruments Corp.	93,100	2,402,911
Electronic Manufacturing Services - 1.1%
Xyratex Ltd. (a)	467,000	7,331,900
Technology Distributors - 1.7%
CDW Corp.	142,000	8,328,300
SYNNEX Corp. (a)	150,000	2,347,500
		10,675,800
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		20,410,611
HEALTH CARE PROVIDERS & SERVICES - 1.1%
Health Care Services - 1.1%
IMS Health, Inc.	290,000	7,090,500
HOUSEHOLD DURABLES - 0.1%
Consumer Electronics - 0.1%
Ngai Lik Industrial Holdings Ltd.	8,244,000	1,073,742
INTERNET & CATALOG RETAIL - 0.7%
Internet Retail - 0.7%
Expedia, Inc. (a)	175,000	4,338,250
INTERNET SOFTWARE & SERVICES - 15.5%
Internet Software & Services - 15.5%
Google, Inc. Class A (sub. vtg.) (a)	145,000	58,723,550
RealNetworks, Inc. (a)	41,400	358,110
S1 Corp. (a)	182,410	800,780
SonicWALL, Inc. (a)	1,381,650	10,265,660
VeriSign, Inc. (a)	359,000	7,980,570
Vitria Technology, Inc. (a)(d)	2,025,321	5,630,392
Yahoo!, Inc. (a)	400,000	16,092,000
		99,851,062

	Shares	Value
IT SERVICES - 12.0%
Data Processing & Outsourced Services - 6.9%
Affiliated Computer Services, Inc. Class A (a)	349,200	$19,478,376
Alliance Data Systems Corp. (a)	283,000	10,915,310
First Data Corp.	100	4,327
Sabre Holdings Corp. Class A	130,900	2,993,683
The BISYS Group, Inc. (a)	798,800	10,703,920
		44,095,616
IT Consulting & Other Services - 5.1%
Accenture Ltd. Class A	401,300	11,412,972
Infosys Technologies Ltd.	114,973	6,725,632
Infosys Technologies Ltd. sponsored ADR	60,000	4,323,600
Kanbay International, Inc. (a)	554,811	9,187,670
SM&A (a)	162,400	1,347,920
		32,997,794
TOTAL IT SERVICES		77,093,410
SOFTWARE - 58.0%
Application Software - 18.4%
Agile Software Corp. (a)	250,000	1,552,500
Altiris, Inc. (a)	3,900	64,389
Aspen Technology, Inc. (a)	350,800	2,595,920
BEA Systems, Inc. (a)	6,841,300	59,998,201
FileNET Corp. (a)	442,086	11,909,797
Mercury Interactive Corp. (a)	170,000	4,726,000
NAVTEQ Corp. (a)	99,400	4,174,800
Net 1 UEPS Technologies, Inc. (a)	275,000	6,396,500
Ninetowns Digital World Trade Ltd. sponsored ADR	322,000	1,658,300
SAP AG sponsored ADR	4,200	189,630
Siebel Systems, Inc.	2,308,600	24,240,300
SPSS, Inc. (a)	1,400	40,432
Verint Systems, Inc. (a)	19,010	715,346
		118,262,115
Home Entertainment Software - 4.0%
Nintendo Co. Ltd.	234,000	25,699,479
Systems Software - 35.6%
Microsoft Corp.	3,744,900	103,771,178
Oracle Corp. (a)	2,525,000	31,739,250
Symantec Corp. (a)	4,903,871	86,651,401
WatchGuard Technologies, Inc. (a)(d)	2,017,812	7,183,411
		229,345,240
TOTAL SOFTWARE		373,306,834
SPECIALTY RETAIL - 3.1%
Computer & Electronics Retail - 3.1%
Circuit City Stores, Inc.	175,000	3,662,750
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - CONTINUED
Computer & Electronics Retail - continued
RadioShack Corp.	610,900	$13,934,629
Tweeter Home Entertainment Group, Inc. (a)	400,000	2,248,000
		19,845,379
TOTAL COMMON STOCKS (Cost $665,992,694)		633,008,214
Money Market Funds - 3.7%

Fidelity Cash Central Fund, 4.08% (b)	19,301,709	19,301,709
Fidelity Securities Lending Cash Central Fund, 4.09% (b)(c)	4,710,950	4,710,950
TOTAL MONEY MARKET FUNDS (Cost $24,012,659)		24,012,659
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $690,005,353)	657,020,873
NET OTHER ASSETS - (2.0)%	(13,142,452)
NET ASSETS - 100%	$643,878,421
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Affiliated company
Affiliated Central Funds
Information regarding income received by the fund from the affiliated Central funds during the period is as follows:
Fund	Income Received
Fidelity Cash Central Fund	$472,345
Fidelity Securities Lending Cash Central Fund	19,035
Total	$491,380
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Vitria Technology, Inc.	$7,360,058	$230,656	$698,726	$-	$5,630,392
WatchGuard Technologies, Inc.	2,711,610	4,720,261	417,854	-	7,183,411
Total	$10,071,668	$4,950,917	$1,116,580	$-	$12,813,803
Income Tax Information

At November 30, 2005, the aggregate cost of investment securities for income tax purposes was $697,089,908. Net unrealized depreciation aggregated $40,069,035, of which $53,811,105 related to appreciated investment securities and $93,880,140 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Technology Portfolio

November 30, 2005

TEC-QTLY-0106

1.810712.101

Investments November 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
AUTO COMPONENTS - 0.2%
Auto Parts & Equipment - 0.2%
IMPCO Technologies, Inc. (a)	900,000	$4,680,000
COMMERCIAL SERVICES & SUPPLIES - 0.1%
Diversified Commercial & Professional Services - 0.1%
Equifax, Inc.	32,503	1,244,865
COMMUNICATIONS EQUIPMENT - 13.7%
Communications Equipment - 13.7%
Alcatel SA sponsored ADR (a)	750,000	9,255,000
Avaya, Inc. (a)	450,000	5,364,000
Cisco Systems, Inc. (a)	4,750,000	83,315,000
Comverse Technology, Inc. (a)	300,030	7,863,786
Corning, Inc. (a)	900,000	18,225,000
F5 Networks, Inc. (a)	200,000	10,566,000
ITF Optical Technologies, Inc. Series A (e)	65,118	1
Juniper Networks, Inc. (a)	500,000	11,245,000
Lucent Technologies, Inc. (a)	4,000,000	11,160,000
Motorola, Inc.	2,000,000	48,180,000
QUALCOMM, Inc.	300,000	13,641,000
Research In Motion Ltd. (a)	600,000	36,449,055
Tellabs, Inc. (a)	600,000	6,156,000
		261,419,842
COMPUTERS & PERIPHERALS - 16.3%
Computer Hardware - 10.3%
Apple Computer, Inc. (a)	458,400	31,088,688
Avid Technology, Inc. (a)	300,000	15,144,000
Dell, Inc. (a)	4,411,700	133,056,872
Quanta Computer, Inc.	4,000,000	6,134,475
Sun Microsystems, Inc. (a)	2,900,000	10,933,000
		196,357,035
Computer Storage & Peripherals - 6.0%
EMC Corp. (a)	3,250,000	45,272,500
Lexmark International, Inc. Class A (a)	250,000	11,905,000
Network Appliance, Inc. (a)	1,000,000	29,120,000
Seagate Technology	1,200,000	22,704,000
TPV Technology Ltd.	3,000,000	2,533,980
Western Digital Corp. (a)	200,000	2,984,000
		114,519,480
TOTAL COMPUTERS & PERIPHERALS		310,876,515
DIVERSIFIED CONSUMER SERVICES - 0.4%
Education Services - 0.4%
Apollo Group, Inc. Class A (a)	100,000	7,120,000
ELECTRICAL EQUIPMENT - 2.7%
Electrical Components & Equipment - 2.7%
Energy Conversion Devices, Inc. (a)	50,000	1,467,500
Evergreen Solar, Inc. (a)	2,200,000	26,422,000

	Shares	Value
Motech Industries, Inc.	700,000	$7,905,298
SolarWorld AG	120,000	16,675,541
		52,470,339
ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.7%
Electronic Equipment & Instruments - 0.4%
Amphenol Corp. Class A	125,000	5,221,250
Sunpower Corp. Class A	1,600	40,000
Symbol Technologies, Inc.	199,997	2,285,966
		7,547,216
Electronic Manufacturing Services - 1.6%
Flextronics International Ltd. (a)	400,000	4,128,000
Hon Hai Precision Industry Co. Ltd. (Foxconn)	4,999,971	25,286,661
		29,414,661
Technology Distributors - 1.7%
Arrow Electronics, Inc. (a)	325,000	10,075,000
Avnet, Inc. (a)	500,000	11,250,000
CDW Corp.	200,000	11,730,000
		33,055,000
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		70,016,877
HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
Health Care Equipment - 0.4%
Waters Corp. (a)	200,000	7,846,000
HOUSEHOLD DURABLES - 0.6%
Consumer Electronics - 0.5%
Harman International Industries, Inc.	100,000	9,750,000
Household Appliances - 0.1%
iRobot Corp.	63,300	1,844,562
TOTAL HOUSEHOLD DURABLES		11,594,562
INTERNET & CATALOG RETAIL - 2.4%
Internet Retail - 2.4%
eBay, Inc. (a)	900,000	40,329,000
Expedia, Inc. (a)	250,000	6,197,500
		46,526,500
INTERNET SOFTWARE & SERVICES - 6.2%
Internet Software & Services - 6.2%
Akamai Technologies, Inc. (a)	400,000	7,984,000
Google, Inc. Class A (sub. vtg.) (a)	200,000	80,998,000
Openwave Systems, Inc. (a)	300,010	4,983,166
VeriSign, Inc. (a)	300,000	6,669,000
Yahoo!, Inc. (a)	450,000	18,103,500
		118,737,666
IT SERVICES - 7.6%
Data Processing & Outsourced Services - 5.5%
Affiliated Computer Services, Inc. Class A (a)	350,000	19,523,000
First Data Corp.	1,250,000	54,087,500
Common Stocks - continued
	Shares	Value
IT SERVICES - CONTINUED
Data Processing & Outsourced Services - continued
Hewitt Associates, Inc. Class A (a)	650,000	$16,685,500
Paychex, Inc.	350,000	14,843,500
		105,139,500
IT Consulting & Other Services - 2.1%
Accenture Ltd. Class A	700,000	19,908,000
HCL Infosystems Ltd.	400,000	2,105,905
HCL Technologies Ltd.	200,000	2,216,605
Infosys Technologies Ltd.	150,000	8,774,624
Satyam Computer Services Ltd. sponsored ADR	200,000	7,048,000
		40,053,134
TOTAL IT SERVICES		145,192,634
MEDIA - 0.3%
Movies & Entertainment - 0.1%
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	130,000	1,862,900
Publishing - 0.2%
Getty Images, Inc. (a)	50,000	4,564,500
TOTAL MEDIA		6,427,400
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 24.0%
Semiconductor Equipment - 2.5%
ASML Holding NV (NY Shares) (a)	600,000	11,496,000
Cohu, Inc.	200,000	5,334,000
KLA-Tencor Corp.	200,000	10,238,000
Lam Research Corp. (a)	125,000	4,692,500
MEMC Electronic Materials, Inc. (a)	600,000	13,428,000
Varian Semiconductor Equipment Associates, Inc. (a)	50,000	2,201,000
		47,389,500
Semiconductors - 21.5%
Altera Corp. (a)	1,000,000	18,260,000
Analog Devices, Inc.	900,000	34,128,000
ARM Holdings PLC sponsored ADR	1,250,000	7,862,500
Freescale Semiconductor, Inc.:
Class A (a)	301,000	7,750,750
Class B (a)	505,200	13,034,160
Intel Corp.	7,200,000	192,095,999
Intersil Corp. Class A	250,000	6,412,500
Linear Technology Corp.	500,000	18,655,000
Marvell Technology Group Ltd. (a)	175,000	9,719,500
Maxim Integrated Products, Inc.	500,000	18,275,000
National Semiconductor Corp.	1,750,000	45,290,000
PMC-Sierra, Inc. (a)	599,895	4,721,174
Saifun Semiconductors Ltd.	2,200	63,580
Samsung Electronics Co. Ltd.	15,000	8,645,779
Sumco Corp.	3,900	150,369

	Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,000,000	$9,580,000
Texas Instruments, Inc.	500,000	16,240,000
		410,884,311
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		458,273,811
SOFTWARE - 14.7%
Application Software - 2.7%
Amdocs Ltd. (a)	300,000	7,929,000
BEA Systems, Inc. (a)	1,000,000	8,770,000
Citrix Systems, Inc. (a)	200,000	5,428,000
Cognos, Inc. (a)	175,000	5,851,087
Mercury Interactive Corp. (a)	175,000	4,865,000
Monterey Design Systems (a)(e)	62,733	1
Parametric Technology Corp. (a)	500,000	2,925,000
Quest Software, Inc. (a)	700,000	11,025,000
TIBCO Software, Inc. (a)	500,000	4,185,000
		50,978,088
Home Entertainment Software - 0.9%
Activision, Inc. (a)	1,200,000	15,972,000
Take-Two Interactive Software, Inc. (a)	100,000	1,825,000
		17,797,000
Systems Software - 11.1%
Microsoft Corp.	3,800,000	105,298,000
Oracle Corp. (a)	6,550,000	82,333,500
Symantec Corp. (a)	1,400,000	24,738,000
		212,369,500
TOTAL SOFTWARE		281,144,588
SPECIALTY RETAIL - 0.2%
Computer & Electronics Retail - 0.2%
Best Buy Co., Inc.	75,000	3,618,000
WIRELESS TELECOMMUNICATION SERVICES - 1.4%
Wireless Telecommunication Services - 1.4%
Crown Castle International Corp. (a)	500,000	13,700,000
Sprint Nextel Corp.	300,000	7,512,000
Syniverse Holdings, Inc.	300,000	5,802,000
		27,014,000
TOTAL COMMON STOCKS (Cost $1,748,755,286)		1,814,203,599
Convertible Preferred Stocks - 0.0%
COMMUNICATIONS EQUIPMENT - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(e)	33,100	0
Procket Networks, Inc. Series C (a)(e)	504,045	5
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,474,510)		5
Convertible Bonds - 0.2%
	Principal Amount	Value
ELECTRICAL EQUIPMENT - 0.2%
Electrical Components & Equipment - 0.2%
Evergreen Solar, Inc. 4.375% 7/1/12 (d)	$2,020,000	$3,444,100
TOTAL CONVERTIBLE BONDS (Cost $2,020,000)		3,444,100
Money Market Funds - 7.5%
	Shares
Fidelity Cash Central Fund, 4.08% (b)	105,366,279	105,366,279
Fidelity Securities Lending Cash Central Fund, 4.09% (b)(c)	38,207,695	38,207,695
TOTAL MONEY MARKET FUNDS (Cost $143,573,974)		143,573,974
Cash Equivalents - 0.2%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 3.96%, dated 11/30/05 due 12/1/05) (Cost $3,080,000)	$3,080,339	3,080,000
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $1,902,903,770)	1,964,301,678
NET OTHER ASSETS - (2.8)%	(52,936,379)
NET ASSETS - 100%	$1,911,365,299
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.

(d)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,444,100 or 0.2% of net assets.

(e)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$570,644
ITF Optical Technologies, Inc. Series A	10/11/00	$3,269,910
Monterey Design Systems	11/1/00	$3,293,498
Procket Networks, Inc. Series C	11/15/00 - 12/26/00	$4,977,948
Affiliated Central Funds
Information regarding income received by the fund from the affiliated Central funds during the period is as follows:
Fund	Income Received
Fidelity Cash Central Fund	$596,908
Fidelity Securities Lending Cash Central Fund	158,563
Total	$755,471
Income Tax Information

At November 30, 2005, the aggregate cost of investment securities for income tax purposes was $1,920,981,843. Net unrealized appreciation aggregated $43,319,835, of which $180,045,683 related to appreciated investment securities and $136,725,848 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Telecommunications Portfolio

November 30, 2005

TEL-QTLY-0106

1.810721.101

Investments November 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 27.0%
Communications Equipment - 27.0%
ADC Telecommunications, Inc. (a)	129,100	$2,637,513
Alcatel SA sponsored ADR (a)	392,300	4,840,982
Avaya, Inc. (a)	375,800	4,479,536
Cisco Systems, Inc. (a)	155,800	2,732,732
Comverse Technology, Inc. (a)	142,100	3,724,441
Corning, Inc. (a)	595,000	12,048,750
Motorola, Inc.	594,600	14,323,914
Nokia Corp. sponsored ADR	997,400	17,035,592
Nortel Networks Corp. (a)	3,919,100	11,365,390
QUALCOMM, Inc.	378,900	17,228,583
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	95,200	3,101,616
Tellabs, Inc. (a)	263,500	2,703,510
		96,222,559
DIVERSIFIED TELECOMMUNICATION SERVICES - 40.4%
Integrated Telecommunication Services - 40.4%
AT&T, Inc.	1,626,442	40,514,670
BellSouth Corp.	640,000	17,446,400
Cbeyond Communications, Inc.	191,600	2,182,324
Qwest Communications International, Inc. (a)	9,739,044	51,032,591
TDC AS sponsored ADR	8,500	253,725
Telenor ASA sponsored ADR	45,000	1,271,250
Verizon Communications, Inc.	979,000	31,308,420
		144,009,380
WIRELESS TELECOMMUNICATION SERVICES - 32.4%
Wireless Telecommunication Services - 32.4%
ALLTEL Corp.	276,300	18,465,129
America Movil SA de CV Series L sponsored ADR	54,300	1,559,496
Bharti Televentures Ltd. (a)	834,900	6,651,182
China Mobile (Hong Kong) Ltd. sponsored ADR	179,500	4,395,955
China Unicom Ltd. sponsored ADR	563,100	4,589,265
Crown Castle International Corp. (a)	150,000	4,110,000

	Shares	Value
MTN Group Ltd.	165,000	$1,378,510
Nextel Partners, Inc. Class A (a)	559,900	14,837,350
NII Holdings, Inc. (a)	357,800	15,546,410
Sprint Nextel Corp.	1,312,498	32,864,950
Turkcell Iletisim Hizmet AS sponsored ADR	324,600	4,950,150
Vimpel Communications sponsored ADR (a)	50,000	2,266,500
Vodafone Group PLC sponsored ADR	188,100	4,053,555
		115,668,452
TOTAL COMMON STOCKS (Cost $307,309,456)		355,900,391
Money Market Funds - 0.8%

Fidelity Cash Central Fund, 4.08% (b)	2,227,543	2,227,543
Fidelity Securities Lending Cash Central Fund, 4.09% (b)(c)	460,350	460,350
TOTAL MONEY MARKET FUNDS (Cost $2,687,893)		2,687,893
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $309,997,349)	358,588,284
NET OTHER ASSETS - (0.6)%	(2,152,283)
NET ASSETS - 100%	$356,436,001
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
Affiliated Central Funds
Information regarding income received by the fund from the affiliated Central funds during the period is as follows:
Fund	Income Received
Fidelity Cash Central Fund	$45,010
Fidelity Securities Lending Cash Central Fund	110,154
Total	$155,164
Income Tax Information

At November 30, 2005, the aggregate cost of investment securities for income tax purposes was $314,296,579. Net unrealized appreciation aggregated $44,291,705, of which $71,117,254 related to appreciated investment securities and $26,825,549 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Transportation Portfolio

November 30, 2005

TRN-QTLY-0106

1.810722.101

Investments November 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
AEROSPACE & DEFENSE - 0.5%
Aerospace & Defense - 0.5%
Goodrich Corp.	7,900	$304,308
Precision Castparts Corp.	6,200	316,138
		620,446
AIR FREIGHT & LOGISTICS - 22.8%
Air Freight & Logistics - 22.8%
C.H. Robinson Worldwide, Inc.	94,600	3,826,570
Dynamex, Inc. (a)	19,800	366,498
EGL, Inc. (a)	71,900	2,670,366
Expeditors International of Washington, Inc.	67,160	4,769,032
FedEx Corp.	62,400	6,091,488
Forward Air Corp.	57,050	2,193,573
Hub Group, Inc. Class A (a)	68,430	2,774,837
Pacer International, Inc.	7,500	198,225
United Parcel Service, Inc. Class B	27,800	2,165,620
UTI Worldwide, Inc.	32,700	3,181,383
		28,237,592
AIRLINES - 11.9%
Airlines - 11.9%
ACE Aviation Holdings, Inc. Class A (a)	8,800	290,907
AirTran Holdings, Inc. (a)	183,300	2,753,166
Alaska Air Group, Inc. (a)	10,800	380,484
AMR Corp. (a)	69,100	1,167,099
ExpressJet Holdings, Inc. Class A (a)	17,200	149,984
Frontier Airlines, Inc. (a)	14,400	117,504
Gol Linhas Aereas Inteligentes SA sponsored ADR	2,600	118,326
JetBlue Airways Corp. (a)	45,825	845,013
Mesa Air Group, Inc. (a)	19,600	201,488
Pinnacle Airlines Corp. (a)	45,300	314,835
Republic Airways Holdings, Inc. (a)	30,900	448,977
Ryanair Holdings PLC sponsored ADR (a)	29,000	1,444,780
SkyWest, Inc.	10,900	323,730
Southwest Airlines Co.	334,987	5,527,286
US Airways Group, Inc. (a)	18,400	618,056
		14,701,635
AUTO COMPONENTS - 1.2%
Auto Parts & Equipment - 1.2%
BorgWarner, Inc.	3,900	234,000
Johnson Controls, Inc.	5,100	354,195
TRW Automotive Holdings Corp. (a)	37,300	939,960
		1,528,155
ENERGY EQUIPMENT & SERVICES - 0.2%
Oil & Gas Equipment & Services - 0.2%
Hornbeck Offshore Services, Inc. (a)	7,700	252,252
HOUSEHOLD DURABLES - 0.3%
Consumer Electronics - 0.3%
Harman International Industries, Inc.	4,032	393,120

	Shares	Value
MACHINERY - 4.5%
Construction & Farm Machinery & Heavy Trucks - 4.5%
Cummins, Inc.	11,800	$1,050,200
FreightCar America, Inc.	7,600	366,776
Greenbrier Companies, Inc.	8,900	242,525
PACCAR, Inc.	34,975	2,513,304
Trinity Industries, Inc.	19,500	811,980
Wabash National Corp.	6,900	136,965
Wabtec Corp.	15,400	397,782
		5,519,532
MARINE - 4.8%
Marine - 4.8%
Alexander & Baldwin, Inc.	12,500	625,250
American Commercial Lines, Inc.	14,400	421,200
Camillo Eitzen & Co. ASA	23,900	236,801
Diana Shipping, Inc.	22,900	320,142
DryShips, Inc.	12,700	165,608
Excel Maritime Carriers Ltd. (a)	13,300	176,225
Kirby Corp. (a)	14,500	771,400
Odfjell ASA:
(A Shares)	11,000	211,036
(B Shares)	70,900	1,215,519
Pacific Basin Shipping Ltd.	251,000	110,051
Seaspan Corp.	12,400	240,312
Stolt-Nielsen SA	43,300	1,417,196
		5,910,740
METALS & MINING - 0.6%
Diversified Metals & Mining - 0.6%
RTI International Metals, Inc. (a)	3,400	126,820
Titanium Metals Corp. (a)	9,700	612,555
		739,375
OIL, GAS & CONSUMABLE FUELS - 9.4%
Oil & Gas Refining & Marketing - 2.0%
Valero Energy Corp.	26,000	2,501,200
Oil & Gas Storage & Transport - 7.4%
Double Hull Tankers, Inc.	2,200	28,160
Frontline Ltd. (d)	7,200	296,037
Frontline Ltd. (NY Shares)	3,000	124,080
General Maritime Corp.	32,300	1,248,072
Maritrans, Inc.	9,400	271,566
OMI Corp.	89,500	1,736,300
Overseas Shipholding Group, Inc.	50,900	2,593,864
StealthGas, Inc.	10,200	120,156
Teekay Shipping Corp.	53,200	2,255,148
Top Tankers, Inc.	24,300	319,545
Tsakos Energy Navigation Ltd.	4,400	165,484
		9,158,412
TOTAL OIL, GAS & CONSUMABLE FUELS		11,659,612
Common Stocks - continued
	Shares	Value
ROAD & RAIL - 36.9%
Railroads - 28.7%
Burlington Northern Santa Fe Corp.	114,500	$7,577,610
Canadian National Railway Co.	93,250	7,454,724
Canadian Pacific Railway Ltd.	78,800	3,394,659
CSX Corp.	102,200	4,971,008
Florida East Coast Industries, Inc. Class A	3,300	146,058
Genesee & Wyoming, Inc. Class A (a)	14,500	487,490
Kansas City Southern (a)	60,450	1,509,437
Norfolk Southern Corp.	177,700	7,861,444
Union Pacific Corp.	28,100	2,150,774
		35,553,204
Trucking - 8.2%
CNF, Inc.	28,800	1,641,600
Dollar Thrifty Automotive Group, Inc. (a)	4,700	176,250
Heartland Express, Inc.	42,243	900,198
J.B. Hunt Transport Services, Inc.	90,200	2,019,578
Knight Transportation, Inc.	29,700	955,449
Laidlaw International, Inc.	47,300	1,022,626
Landstar System, Inc.	55,770	2,400,341
P.A.M. Transportation Services, Inc. (a)	9,100	148,512
Swift Transportation Co., Inc. (a)	16,600	325,028
U.S. Xpress Enterprises, Inc. Class A (a)	14,400	218,880
Yellow Roadway Corp. (a)	5,574	262,591
		10,071,053
TOTAL ROAD & RAIL		45,624,257
SOFTWARE - 1.8%
Application Software - 1.8%
NAVTEQ Corp. (a)	52,600	2,209,200

	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - 0.4%
Trading Companies & Distributors - 0.4%
GATX Corp.	14,600	$549,544
TOTAL COMMON STOCKS (Cost $95,269,700)		117,945,460
Money Market Funds - 6.9%

Fidelity Cash Central Fund, 4.08% (b)	7,985,096	7,985,096
Fidelity Securities Lending Cash Central Fund, 4.09% (b)(c)	488,250	488,250
TOTAL MONEY MARKET FUNDS (Cost $8,473,346)		8,473,346
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $103,743,046)	126,418,806
NET OTHER ASSETS - (2.2)%	(2,661,536)
NET ASSETS - 100%	$123,757,270
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.

(d)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $296,037 or 0.2% of net assets.

Affiliated Central Funds
Information regarding income received by the fund from the affiliated Central funds during the period is as follows:
Fund	Income Received
Fidelity Cash Central Fund	$66,995
Fidelity Securities Lending Cash Central Fund	31,592
Total	$98,587
Income Tax Information

At November 30, 2005, the aggregate cost of investment securities for income tax purposes was $103,806,181. Net unrealized appreciation aggregated $22,612,625, of which $24,240,575 related to appreciated investment securities and $1,627,950 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Utilities Growth Portfolio

November 30, 2005

UTI-QTLY-0106

1.810724.101

Investments November 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - 37.3%
Integrated Telecommunication Services - 37.3%
AT&T, Inc.	1,385,526	$34,513,452
BellSouth Corp.	1,014,700	27,660,722
Cbeyond Communications, Inc.	159,200	1,813,288
Qwest Communications International, Inc. (a)	2,093,300	10,968,892
TELUS Corp. (non-vtg.)	35,400	1,355,060
Verizon Communications, Inc.	929,766	29,733,917
		106,045,331
ELECTRIC UTILITIES - 19.4%
Electric Utilities - 19.4%
Allegheny Energy, Inc. (a)	91,600	2,549,228
Edison International	242,900	10,959,648
Entergy Corp.	76,200	5,334,000
Exelon Corp.	255,400	13,291,016
FirstEnergy Corp.	143,100	6,719,976
FPL Group, Inc.	150,100	6,362,739
Northeast Utilities	104,800	1,947,184
PPL Corp.	264,800	7,785,120
		54,948,911
GAS UTILITIES - 0.7%
Gas Utilities - 0.7%
ONEOK, Inc.	28,000	768,040
Southern Union Co.	31,810	750,716
UGI Corp.	19,200	422,400
		1,941,156
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 11.9%
Independent Power & Energy Trade - 11.9%
AES Corp. (a)	846,000	13,341,420
NRG Energy, Inc. (a)	105,500	4,607,185
TXU Corp.	155,200	15,928,176
		33,876,781
MEDIA - 2.0%
Broadcasting & Cable TV - 2.0%
EchoStar Communications Corp. Class A	52,100	1,346,264
Sirius Satellite Radio, Inc. (a)	370,200	2,646,930
XM Satellite Radio Holdings, Inc. Class A (a)	61,200	1,790,712
		5,783,906
MULTI-UTILITIES - 8.0%
Multi-Utilities - 8.0%
CMS Energy Corp. (a)	23,900	334,122

	Shares	Value
Dominion Resources, Inc.	102,700	$7,800,065
Public Service Enterprise Group, Inc.	208,300	13,064,576
Sempra Energy	36,100	1,586,595
		22,785,358
WATER UTILITIES - 0.3%
Water Utilities - 0.3%
Aqua America, Inc.	21,323	788,738
WIRELESS TELECOMMUNICATION SERVICES - 19.8%
Wireless Telecommunication Services - 19.8%
ALLTEL Corp.	136,169	9,100,174
American Tower Corp. Class A (a)	29,585	807,375
China Mobile (Hong Kong) Ltd. sponsored ADR	59,300	1,452,257
China Unicom Ltd. sponsored ADR	189,300	1,542,795
Nextel Partners, Inc. Class A (a)	292,800	7,759,200
NII Holdings, Inc. (a)	224,400	9,750,180
Sprint Nextel Corp.	1,026,423	25,701,632
		56,113,613
TOTAL COMMON STOCKS (Cost $272,999,454)		282,283,794
Money Market Funds - 1.0%

Fidelity Cash Central Fund, 4.08% (b)	2,008,433	2,008,433
Fidelity Securities Lending Cash Central Fund, 4.09% (b)(c)	825,000	825,000
TOTAL MONEY MARKET FUNDS (Cost $2,833,433)		2,833,433
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $275,832,887)	285,117,227
NET OTHER ASSETS - (0.4)%	(1,013,737)
NET ASSETS - 100%	$284,103,490
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
Affiliated Central Funds
Information regarding income received by the fund from the affiliated Central funds during the period is as follows:
Fund	Income Received
Fidelity Cash Central Fund	$98,353
Fidelity Securities Lending Cash Central Fund	31,252
Total	$129,605
Income Tax Information

At November 30, 2005, the aggregate cost of investment securities for income tax purposes was $281,886,520. Net unrealized appreciation aggregated $3,230,707, of which $24,765,266 related to appreciated investment securities and $21,534,559 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Wireless Portfolio

November 30, 2005

WIR-QTLY-0106

1.810702.101

Investments November 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 33.0%
Communications Equipment - 33.0%
Andrew Corp. (a)	586,100	$6,406,073
Comverse Technology, Inc. (a)	845,120	22,150,595
Harris Corp.	479,300	21,367,194
Motorola, Inc.	995,180	23,973,886
Nokia Corp. sponsored ADR	2,079,000	35,509,320
Powerwave Technologies, Inc. (a)	367,400	4,614,544
QUALCOMM, Inc.	561,800	25,545,046
Research In Motion Ltd. (a)	58,700	3,565,933
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	518,500	16,892,730
		160,025,321
DIVERSIFIED TELECOMMUNICATION SERVICES - 5.4%
Integrated Telecommunication Services - 5.4%
AT&T, Inc.	429,100	10,688,881
BellSouth Corp.	141,000	3,843,660
Telenor ASA sponsored ADR	26,700	754,275
Verizon Communications, Inc.	344,800	11,026,704
		26,313,520
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.1%
Electronic Manufacturing Services - 2.1%
Trimble Navigation Ltd. (a)	310,000	10,099,800
INTERNET SOFTWARE & SERVICES - 1.7%
Internet Software & Services - 1.7%
Openwave Systems, Inc. (a)	485,066	8,056,946
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.2%
Semiconductors - 1.2%
AMIS Holdings, Inc. (a)	357,300	3,562,281
Atheros Communications, Inc. (a)	172,000	1,666,680
Atmel Corp. (a)	208,200	697,470
		5,926,431
SOFTWARE - 0.5%
Application Software - 0.5%
JAMDAT Mobile, Inc. (a)	115,800	2,648,346
WIRELESS TELECOMMUNICATION SERVICES - 55.4%
Wireless Telecommunication Services - 55.4%
ALLTEL Corp.	382,988	25,595,088
America Movil SA de CV Series L sponsored ADR	369,800	10,620,656
American Tower Corp. Class A (a)	878,792	23,982,234
Bharti Televentures Ltd. (a)	1,292,000	10,292,642
China Mobile (Hong Kong) Ltd. sponsored ADR	669,700	16,400,953
China Unicom Ltd. sponsored ADR	1,465,400	11,943,010

	Shares	Value
Crown Castle International Corp. (a)	759,000	$20,796,600
Investcom LLC GDR	275,000	3,850,000
Leap Wireless International, Inc. (a)	197,700	7,524,462
MTN Group Ltd.	522,500	4,365,282
Nextel Partners, Inc. Class A (a)	1,331,700	35,290,050
NII Holdings, Inc. (a)	761,200	33,074,140
Sprint Nextel Corp.	1,782,931	44,644,592
Syniverse Holdings, Inc.	150,000	2,901,000
Turkcell Iletisim Hizmet AS sponsored ADR	448,200	6,835,050
Vimpel Communications sponsored ADR (a)	204,700	9,279,051
Vodafone Group PLC sponsored ADR	51,790	1,116,075
		268,510,885
TOTAL COMMON STOCKS (Cost $390,524,343)		481,581,249
Money Market Funds - 3.6%

Fidelity Cash Central Fund, 4.08% (b)	4,492,491	4,492,491
Fidelity Securities Lending Cash Central Fund, 4.09% (b)(c)	12,813,475	12,813,475
TOTAL MONEY MARKET FUNDS (Cost $17,305,966)		17,305,966
Cash Equivalents - 0.4%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 3.96%, dated 11/30/05 due 12/1/05) (Cost $2,123,000)	$2,123,234	2,123,000
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $409,953,309)	501,010,215
NET OTHER ASSETS - (3.3)%	(16,060,752)
NET ASSETS - 100%	$484,949,463
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
Affiliated Central Funds
Information regarding income received by the fund from the affiliated Central funds during the period is as follows:
Fund	Income Received
Fidelity Cash Central Fund	$118,124
Fidelity Securities Lending Cash Central Fund	189,927
Total	$308,051
Income Tax Information

At November 30, 2005, the aggregate cost of investment securities for income tax purposes was $412,792,647. Net unrealized appreciation aggregated $88,217,568, of which $101,900,999 related to appreciated investment securities and $13,683,431 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios' (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	January 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	January 20, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	January 20, 2006